As filed with the Securities and Exchange Commission on February 24, 2023
1933 Act Registration No. 33-11023
1940 Act Registration No. 811-03996

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 64	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 191	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
(Name of Depositor)

320 Park Avenue New York, New York 10022-6839
(Address of Depositor’s Principal Executive Office) (Zip Code)
Depositor’s Telephone Number, including Area Code: (212) 224-1600
Amy Latkin Vice President and Associate General Counsel
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on May 1, 2023 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☒	on May 1, 2023 pursuant to paragraph (a)(1) of Rule 485.
Title of Securities Being Registered:
Units of Interest in Separate Accounts under Variable Annuity Contracts

PROSPECTUS

THRIFT PLAN CONTRACTS—
VARIABLE ACCUMULATION ANNUITY CONTRACTS
FOR THRIFT PLANS

Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue, New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

We offer group variable accumulation annuity contracts for use by thrift plans or arrangements of Employers in the not-for-profit field (or their associations or trusts) and for-profit Employers to assist with retirement and long-term financial planning. The Contracts are sold directly to Employers who sponsor a Plan and not to individuals. However, you, as an employee or former employee who participates in a Plan, can make contributions under the Contract as allowed by the terms of the Plan and subject to the requirements set forth in this prospectus for the Contract ("Prospectus"). Contributions are in the amounts and at the frequency you choose, subject to restrictions in the Plan and applicable federal tax law provisions.
A Plan must:
•
be qualified under Section 401(a) (including Section 401(k)) of the Code, or
•
meet the requirements of Section 403(b) of the Code.
A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value to provide fixed monthly Annuity Payments that begin at a future date you select.
You may allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2 or to our General Account, unless your Plan restricts allocations. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Subaccounts of the Separate Account invest in similarly named funds or portfolios of mutual funds, which are set forth and described in the Appendix.
Before you invest, you should review this Prospectus, which contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at https://dfinview.com/mutualofamerica/tadf/Thrift/AP. You can also obtain this information at no cost by calling 800.574.9267 or by sending an e-mail request to mutualofamerica@dfinsolutions.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dated May 1, 2023

Definitions We Use in this Prospectus
Account Value—The value of a Participant’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. As used in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.
Accumulation Period—For a Participant, the period under a Contract when Contributions are made or held for the Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Value in full before the Annuity Commencement Date.
Accumulation Unit—A measure we use to calculate the value of a Participant’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.
Allocation Funds—The Mutual of America Investment Corporation Conservative Allocation Fund, Moderation Allocation Fund and Aggressive Allocation Fund.
Annuitant—A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. You must be the Annuitant, and the Annuitant cannot be changed; and a Beneficiary who has elected to receive a death benefit in the form of an annuity shall be the Annuitant. You or a Beneficiary also may name a joint Annuitant, except that some Plans require the consent of your Eligible Spouse if the Eligible Spouse is not the joint Annuitant. We use the life expectancy of the Annuitant and joint annuitant, if any, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.
Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. You, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments. Sometimes referred to as “Benefit Commencement Date” in a Contract.
Annuity Payments—A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payment will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected.
The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the joint Annuitant, or for such other specified period as we may permit.
Beneficiary(ies)—The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) upon the death of the Annuitant and joint annuitant, if any.
Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.
Collateralized Loan—A loan made by us, which requires you to hold 120% of the loan amount in the General Account as collateral.
Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.
Contract—The group variable accumulation annuity contracts described in this Prospectus.
Contractholder—For purposes of this Prospectus, the Contractholder will be the employer, an association representing employers, or the trustee(s) of a Plan maintained by one or more employers.

Contributions—Amounts contributed from time to time under a Contract.
Designated Roth Account—An account maintained for Designated Roth Contributions and earnings (or losses) attributable to Designated Roth Contributions. This term, depending on the context in which it is used, includes Designated Roth Rollover Accounts.
Designated Roth Contributions—Contributions irrevocably designated as Designated Roth Contributions described in Section 402A of the Code.
Designated Roth Rollover Account—An account maintained for rollover Designated Roth Contributions and earnings (or losses) attributable to rollover Designated Roth Contributions.
eDocuments—A feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses (including summary prospectuses), and Underlying Fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by Mutual of America. Participants enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website.
Eligible Spouse—The person to whom a Participant or Annuitant is legally married in a marriage recognized under federal law.
Employee Contribution Account—An account maintained for employee Contributions, other than Designated Roth Contributions, and earnings (or losses) attributable to such Contributions.
Employer—An employer named on the face page of the Contract that has purchased a Contract to fund a Plan, or an employer that makes Contributions for its employees under a Contract purchased by a trust or other entity for the benefit of its employees.
Employer Contribution Account—An account maintained for Employer Contributions, and earnings (or losses) attributable to such Contributions.
ERISA—The Employee Retirement Income Security Act of 1974, as amended.
Fidelity VIP Funds—The Equity-Income, Asset Manager, Contrafund®, and Mid Cap Portfolios of Fidelity® Variable Insurance Products Funds.
General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the Interest Accumulation Account, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.
IRS—The Internal Revenue Service.
Inactive Plan—A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, Contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us in writing that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted Contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.
Investment Alternatives—The General Account and the Subaccounts. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives, subject to any limitations under your Plan.
Non-Vested Account Value—The portion of your Account Value attributable to your Employer Contribution on your behalf, and earnings on those Contributions, that under your Plan would belong to your Employer if you leave employment before a certain period of time after the Contributions were made.
Participant—An employee or former employee who participates in a Plan and for whom we have received Contributions.
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Plan—An employer-sponsored retirement savings plan (or Thrift plan) for which we issue a Contract, which usually permits employees to make voluntary Contributions. A Plan must satisfy the requirements of:
(1)
Code Section 403(b), in which case it is called a 403(b) Thrift plan; or
(2)
Code Section 401(a), including a plan that meets the requirements of Section 401(k), in which case it is called a 401(a) Thrift or a 401(k) plan.
(3)
Code Section 401(a) or 403(b) for certain defined contribution pension or profit-sharing plans that do not permit employee contributions.
Prime Rate—The rate published from time to time in the “Money Rates” section of the Wall Street Journal®.
Reduced Fee—The reduced Separate Account Annual Expenses, comprised of the administrative charge, distribution expense charge and expense risk charge, that apply to participants in plans that are eligible for such reduced Separate Account Annual Expenses as set forth in the Fee Table section of this Prospectus.
Retirement Funds—The Mutual of America Investment Corporation Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement, 2060 Retirement and 2065 Retirement Funds.
Rollover Contributions Account—An account maintained for rollover Contributions other than Designated Roth Contributions (or rollover Designated Roth Contributions) and earnings (or losses) attributable to such Contributions.
Separate Account—Mutual of America Separate Account No. 2, a separate account established by us to receive and invest deposits made under variable accumulation annuity contracts and other variable contracts. The assets of the Separate Account are set aside and kept separate from our other assets.
Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.
Uncollateralized Loan—A loan made from your vested Account Value.
Underlying Funds—The funds or portfolios that are invested in by the Subaccounts.
Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.
Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day.
Waived Annual Contract Fee—The waiver of the Annual Contract Fee applicable to plans that use the online retirement plan administration system provided by us or a subsidiary and meet the other criteria set forth in the Fee Table section of this Prospectus.
We, us, our, Company or Mutual of America—Refers to Mutual of America Life Insurance Company.
You or your—Refers to a Participant.
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Important Information You Should Consider About the Contract

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			Charges
Transaction Charges	There are no charges for other transactions under the Contract, other than certain fees associated with Contract loans.			Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Loan
interest is not reflected in the table. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.27%[1]	1.68%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	1.37%[2]
	3. Investment options (Underlying Fund fees and expenses - Net)	0.14%[3]	0.89%[3]
[1] There are several classes of the Contract, each of which has a different Separate Account charge, based upon the total contract assets in the Separate Account and the General Account.
2 As a percentage of Underlying Fund assets.
3. Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement
arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30,
2024.

4

	FEES AND EXPENSES		LOCATION IN PROSPECTUS

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	LOWEST ANNUAL COST ESTIMATE: $421	HIGHEST ANNUAL COST ESTIMATE: $3,123
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.		Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
•Tax deferral is more beneficial to Participants with a long-term investment time horizon.
•Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
5

RISKS
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
RESTRICTIONS
Investments
Your ability to allocate Contributions among the Investment
Alternatives is subject to any restrictions contained in your
Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Because the Contract is purchased through a tax-qualified plan, there are no additional tax benefits to the contract.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of
the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.
Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on
aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual
performance in relation to individual sales objectives.
With regard to non-cash compensation, representatives and
certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a registered representative to recommend this Contract over
another investment.
Purchases and Contract Value
6

Overview of the Contracts
Purpose

We offer the Contracts in connection with employer-sponsored plans to assist with retirement and long-term financial planning by both for-profit and not-for-profit employers and their employees. The Contracts are designed to provide long-term accumulation of assets through investments in a variety of Investment Alternatives during the Accumulation Period. The Contract can supplement your retirement income by providing a stream of income payments during the payout period. It also offers death benefits to protect your designated Beneficiaries. The Contracts may be appropriate if you have a long investment time horizon. It is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Phases of Contract

The Contracts have two phases: an accumulation (savings) period and a payout (income) period.
Accumulation (Savings) Period
During the accumulation period you may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan. At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Value among the available Investment Alternatives. You may allocate your Account Value to our General Account, unless your Plan restricts allocations. We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. You may also allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund. The Subaccounts currently invest in forty-eight Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts” and to the prospectuses of the Underlying Funds for more information about the Underlying Funds’ investment objectives.
Contributions during the Accumulation Period .  Your Contributions and your Employer Contribution on your behalf may be in the amounts and made at the times a Plan permits or requires. Your Contributions also must be in the amounts and at a frequency the Employer agrees to, based on your payroll period.
Minimum Required.  You are not required to make any minimum amount of Contributions.
Limits on Amounts. The maximum annual Contributions are the amounts permitted under the Code for the type of Plan or arrangements funded by the Contract.
Payout (Income) Period
You can elect to annuitize and turn your Account Value into a stream of income payments from Mutual of America, at which time the Accumulation Period of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. If you annuitize, you will receive a stream of annuity payments. You will be unable to make withdrawals, unless provided for by the form of annuity you select, and death benefits will terminate.
Contract Features

We issue contracts for 403(b) Thrift Plans and 401(a) Thrift Plans or 401(k) Plans.
7

We also issue Contracts to fund defined contribution pension and profit-sharing plans that qualify under Code Section 401(a), and some of these Plans may provide for Employer Contributions only.
Death Benefits during the Accumulation Period. If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If you have an Eligible Spouse, your Eligible Spouse will generally be the Beneficiary unless the Eligible Spouse has consented in writing to the designation of another Beneficiary.
The amount of the death benefit will be your Account Value (less outstanding loans and interest) as of the date we receive proof of death and all other documentation necessary for us to process the death benefit request. The death benefit will be paid in accordance with the election of the Beneficiary(ies) . The Beneficiary will select the form of death benefit, which may be a single sum, a form of annuity or fixed payments.
Transfers and Withdrawals of Account Value.  During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives, unless your Plan limits transfers or restricts Contributions to only the General Account. If you have a loan under a Plan secured by all or part of your Account Value, we restrict your transfer or withdrawal from the General Account of the loan collateral security amount. In certain 401(k) Plans, loans may be made under a trust, which may not be secured by any amounts held under a contract.
During the Accumulation Period, you may withdraw all or a portion of your Account Value under the circumstances set forth in the Code and the Plan. You generally may not withdraw your Account Value until you have reached the age of 59 ½ or terminated employment with the Employer. If you are married, you may need the consent of your Eligible Spouse in order to make a withdrawal. Under our Specified Payments Option, if you are eligible to make withdrawals you may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name. You must be age 59 ½ or older, or have terminated employment with the plan sponsor during or after the year first reaching age 55, to elect this Option.
We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any), or if it is a qualified withdrawal of Designated Roth Amounts. The taxable portion of withdrawals may be subject to a 10% tax penalty, unless you have reached the age of 59 ½, are disabled or in certain other circumstances.
Loans. If your Employer’s Plan allows participant loans, you may borrow using your Account Value. The charges that we assess in connection with loans are detailed in the Charges section of this Prospectus.

Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year.
8

I. The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.

Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Exchange Fee	None	None
Loan Fees			Collateralized Loans	Uncollateralized Loans
				Payroll Deduction	Home Billing
		Non-refundable Origination Fee	None	$75	$350
		Non-refundable Annual Loan Fee	None	$15	N/A
  II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).

ANNUAL CONTRACT EXPENSES
	Maximum	Standard	Tier 1 Reduced Fees (2)	Tier 2 Reduced Fees (2)	Tier 3 Reduced Fees (2)	Tier 4 Reduced Fees (2)	Tier 5 Reduced Fees (2)	Inactive Plans (3)
Administrative Expenses (Annual Contract Fee)	$24	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(5)	2.00%	1.45%(4)	.25%(4)	.35%(4)	.45%(4)	.60%(4)	.95%(4)	1.95%(4)
Loan Interest Rate	Uncollateralized Loans: Interest Rate Credited to Amounts held in the General Account +3% Collateralized Loans: Prime Rate +1%

(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under “Charges” in the Prospectus.
9

(2)
Reduced Fees. Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee, Tier 3 Reduced Fee, Tier 4 Reduced Fee or Tier 5 Reduced Fee if they have minimum amounts of assets in the Separate Account and the General Account combined ($50 million for the Tier 1 Reduced Fee, $25 million for the Tier 2 Reduced Fee, $5 million for the Tier 3 Reduced Fee, $2 million for the Tier 4 Reduced Fee and $1 million for the Tier 5 Reduced Fee) and satisfy the other criteria specified in the Charges section of this Prospectus. Plans that do not qualify for Reduced Fees because they have assets in the Separate Account and the General Account combined of less than $1 million, will be charged the Standard Separate Account annual charge.
(3)
Inactive Plans. An Inactive Plan will no longer be eligible for Standard separate account annual charges or Reduced Fees as of the last day of the quarter in which it became an Inactive Plan. For more information see “Charges”.
(4)
Reductions in Separate Account Annual Expenses. All Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such Investment Alternatives equal to reimbursements we receive from service providers to those Investment Alternatives. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. For more information see “Charges”.
(5)
Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.

The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets	0.14%	1.37%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses as a percentage of Underlying Fund average net assets) (after expense reimbursement)*	0.14%	0.89%
* Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30, 2024.
Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses and exclude Loan fees.
The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.
We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.
10

This example also assumes the maximum fees and expenses of the Underlying Funds during 2022, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$2,815	$8,874	$15,554	$35,405

Principal Risks of Investing in the Contract
Contract Risks
You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected.
The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment.
Investment Risk
You bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
General Account Risk
With respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
Tax Consequences
Except for Designated Roth Accounts, withdrawals are generally taxable, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Different rules apply for Designated Roth Accounts.
Business Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing,
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subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.

General Description of Mutual of America,
the Separate Account and the Underlying Funds
Mutual of America

We are obligated to pay all amounts required on the part of the insurer promised to investors under the Contracts. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2022, we had total assets, on a consolidated basis, of approximately $28.3 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940 for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M Best Company, S&P Global Ratings and Fitch Ratings, publish their ratings. From time to time, we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.
We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.
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Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.
We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund. See Appendix A to this Prospectus, which sets forth certain information about each Underlying Fund.
The assets of the Separate Account are our property. The Separate Account assets attributable to Participants’ Account Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Subaccount’s net assets, without regard to the income, capital gains and capital losses from any of the other Subaccounts or from any other business that we conduct.
The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of the Department of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.
Underlying Funds in Which Our Separate Account Invests

Information regarding each of the Underlying Funds including its name, its investment objectives, its investment adviser and subadviser, current expenses, and performance is available in Appendix A to the Prospectus. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. The prospectuses and summary prospectuses for the Underlying Funds are available on our website mutualofamerica.com/prospectus or you can request them by writing to us at 320 Park Avenue, New York, NY 10022-6839 or by calling 800.574.9267.
The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Subaccounts may decline in value. The Underlying Funds sell their shares to the separate accounts of other insurance companies and may also offer them for sale to the general public.
Selection of Underlying Funds. The Underlying Funds offered through the Contracts are selected by us. Before adding an Underlying Fund, we evaluate a number of important criteria, including, but not limited to, a fund’s category and style; its investment policy and objectives; the investment manager’s investment processes; the fund’s fit within the mix of the existing investment alternatives and managers offered through the Company’s contracts; the fund’s investment management fees; the appropriateness of the fund for long-term investment of retirement plan assets; the expertise and reputation of the investment manager and the experience and stability of the management team, including the portfolio managers; the effectiveness of the investment manager’s research; the competitive historical fund performance; and the manager’s adherence to the stated investment objectives and style. Consideration is also given to the appeal of the investment management firm to current and future Contractholders and Participants.
Shared and Mixed Fund Arrangements. Shares of the Underlying Funds currently are available to the separate accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Subaccount for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Subaccount. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.
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Your Voting Rights for Meetings of the Underlying Funds

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.
We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund. Because there is no required minimum number of shares for which we must receive voting instructions, a small number of participants may control the outcome of the vote.
Each Participant who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.
We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the 1940 Act changes with respect to our voting of these shares.

Charges
Charges under the Contracts

We deduct several charges from the net assets of each Subaccount. With respect to those charges, there is a “Reduced Fee” for which certain Plans are eligible. Plans are eligible for the Tier 1 Reduced Fee ($50 million in total assets), Tier 2 Reduced Fee ($25 million in total assets), the Tier 3 Reduced Fee ($5 million in total assets), Tier 4 Reduced Fee ($2 million in total assets) or the Tier 5 Reduced Fee ($1 million in total assets) as discussed in more detail below. Inactive Plans are subject to a higher level of Separate Account Annual Expenses. In addition, all Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the Annual Separate Account Expenses equal to the reimbursement we receive from service providers to those funds. Separate Account Annual Expenses also are reduced for Plans that are part of certain national accounts. These reductions are discussed in more detail below.
Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are as follows.
Standard Fees and Maximum Fees
The standard Separate Account charge (Base Contract Expenses), totaling 1.45% annually, consists of the following three component charges:
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A charge at an annual rate of 0.70% to compensate for administrative functions we have undertaken in connection with the Contracts; and
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A charge at an annual rate of 0.55% for expenses related to the distribution of the Contracts; and
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A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
•
The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers.
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•
The maximum Separate Account charges (Base Contract Expenses) that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.
Reduced Fees
Plans remitting Contributions and using the online retirement plan administration system provided by us or a subsidiary are eligible for Reduced Fees based on the total assets in the Separate Account and the General Account as indicated in the table below.
Aggregation Rule. We aggregate the total assets of the Employer’s 403(b), 401(k), 401(a) and governmental 457(b) defined contribution plans in any of our Separate Accounts and the General Account or under the administration of our subsidiaries to determine the Employer’s eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees, and the Employer’s Plan is remitting premiums using the online retirement plan administration system provided by us or a subsidiary. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Code and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group.
As indicated, the standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge is 1.45%. Plans that remit Contributions and use the online retirement plan administration system provided by us or a subsidiary are eligible for Reduced Fees if they meet the following initial and ongoing criteria:

	Separate Account Annual Expenses (Base Contract Expenses)	Initial Minimum Total Assets	Minimum Total Assets to Remain Eligible
Tier 1 Reduced Fee	.25%	$50 million	$45 million
Tier 2 Reduced Fee	.35%	$25 million	$22.5 million
Tier 3 Reduced Fee	.45%	$5 million	$4.5 million
Tier 4 Reduced Fee	.60%	$2 million	$1.8 million
Tier 5 Reduced Fee	.95%	$1 million	$0.9 million
If the Plan has total assets in the Contract, including the Separate Account and the General Account, of at least the amount indicated as “Initial Minimum Total Assets” in the above chart as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, the Plan may become eligible for the Reduced Fee indicated. After a Plan becomes eligible for the Reduced Fee, it must maintain total assets in the Contract of at least the amount indicated as “Minimum Total Assets to Remain Eligible” in the above chart as of the last Valuation Day of a calendar quarter to remain eligible for the Reduced Fee for the following calendar quarter. Loss of eligibility for the Reduced Fee will occur if the Plan fails to maintain at least the amount indicated as Minimum Total Assets to Remain Eligible in the Contract for any reason (for example, withdrawals from the Plan or the investment performance of the Underlying Funds).
Eligibility for Reduced Fees will be lost irrespective of the amount of a Plan’s assets, if the Plan at any time stops remitting Contributions or does not use the online retirement plan administration system provided by us or a subsidiary. Eligibility for Reduced Fees is determined for new Plans on the date the Plan’s assets are received by the Company and we begin providing administrative services.
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Inactive Plans
For Inactive Plans, the Annual Separate Account Expense, including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge is 1.95%, except in Maryland where it is 1.35%. A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, Contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted Contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.
Components of Separate Account Charge

We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed. You should check your quarterly statements for important messages about the qualification for, or loss of eligibility for, Tier 1, Tier 2, Tier 3, Tier 4 or Tier 5 Reduced Fees, or Standard Fees.
Administrative Charges
We perform administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Subaccounts. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for administrative expenses. Plans with assets in the Separate Account are eligible for the Reduced Fees as discussed in more detail above.
For each Subaccount, the charge is at an annual rate of 0.70% (0.15% if the Tier 1 Reduced Fee is applicable, 0.20% if the Tier 2 Reduced Fee is applicable, 0.25% if the Tier 3 Reduced Fee is applicable, 0.30% if the Tier 4 Reduced Fee is applicable, 0.50% if the Tier 5 Reduced Fee is applicable and 1.40% for Inactive Plans), except that we reduce the Administrative Charge to the extent we receive a reimbursement for administrative expenses from other sources.
The Administrative Charge may be increased, but together with the Distribution Expense Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Distribution Expense Charge
Mutual of America Securities LLC as principal underwriter, performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for distribution expenses.
For each Subaccount, the charge is at an annual rate of 0.55% (0.05% if the Tier 1 Reduced Fee is applicable, 0.10% if the Tier 2 Reduced Fee is applicable, 0.15% if the Tier 3 Reduced Fee is applicable, 0.20% if the Tier 4 Reduced Fee is applicable, 0.35% if the Tier 5 Reduced Fee is applicable and 0.35% for Inactive Plans), except that we reduce the distribution charge to the extent we receive a reimbursement for administrative or distribution expenses from other sources.
The Distribution Expense Charge may be increased, but together with the Administrative Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Expense Risk Charge
We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts to make Annuity Payments in accordance with annuity tables in the Contracts. We
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have estimated expenses we expect to incur over the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for expense risks.
For assuming expense risks under the Contracts, on each Valuation Day we make a deduction at an annual rate of 0.20%. (0.15% if the Tier 1 Reduced Fee, the Tier 2 Reduced Fee, or the Tier 3 Reduced Fee is applicable). We have the right to increase the expense charge, subject to any limitation in a Plan or Contract.
The Expense Risk Charge may be increased, but together with the Distribution Expense Charge and Administrative Charge, may not exceed 2.00% in the aggregate.
Separate Account Charge Reduction—Reimbursement from Fidelity, MFS, PIMCO, T. Rowe Price and Victory
We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive, and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge (Base Contract Expenses) applicable to assets invested in those Subaccounts. We currently receive the following reimbursements:
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the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide;
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the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimburses us at an annual rate of 0.25% for certain services we provide;
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the investment adviser for the PIMCO Variable Insurance Trust Real Return Portfolio reimburses us at an annual rate of 0.10% for certain services we provide;
•
the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimburses us at an annual rate of 0.25% for administrative services we provide, or at an annual rate of 0.15% if the aggregate dollar value of the shares of that Fund held in Mutual of America separate accounts falls below $250,000,000 at any time during a month; and
•
the distributor for the Victory RS Small Cap Growth Equity VIP Series reimburses us at an annual rate of 0.05% for certain services we provide.
For each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives, the following reductions in the Separate Account Charge (Base Contract Expenses) apply:
	Separate Account Annual Expenses (Base Contract Expenses)
Assets invested in:	Standard Fees	Tier 1 Reduced Fees	Tier 2 Reduced Fees	Tier 3 Reduced Fees	Tier 4 Reduced Fees	Tier 5 Reduced Fees	Inactive Plans
Fidelity Funds	1.45%	0.15%	0.25%	0.35%	0.50%	0.85%	1.85%
MFS VIT III Mid Cap Value Portfolio	1.30%	0%	0.10%	0.20%	0.35%	0.70%	1.70%
PIMCO VIT Real Return Portfolio	1.45%	0.15%	0.25%	0.35%	0.50%	0.85%	1.85%
T. Rowe Price Blue Chip Growth Portfolio	1.30%(1)	0%(1)	0.10%(1)	0.20%(1)	0.35%(1)	0.70%(1)	1.70%(1)
Victory RS Small Cap Growth Equity VIP Series	1.50%	0.20%	0.30%	0.40%	0.55%	0.90%	1.90%
All Other Funds	1.55%	0.25%	0.35%	0.45%	0.60%	0.95%	1.95%

(1)If Mutual of America Separate Account assets in the T. Rowe Price Blue Chip Growth Portfolio fall below $250,000,000 at any time during a month, and we therefore will receive the reduced reimbursement, the Separate Account Annual Expenses (Base Contract Expenses) for investments in that Subaccount will be: Standard Fees of 1.30%; Tier 1 Reduced Fees of 0.10%; Tier 2 Reduced Fees of 0.20%; Tier 3 Reduced Fees of 0.30%; Tier 4 Reduced Fees of 0.45%; Tier 5 Reduced Fees of 0.80%; and Inactive Plan fees of 1.80%.
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Separate Account Charge Reduction—Certain National Accounts
We reduce the Separate Account charges (Base Contract Expenses) for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as of the following calendar quarter as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.
National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:
	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.45%	1.45%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%
National Account Reduced Separate Account Annual Expenses for each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives will be further reduced in the amount of reimbursements we receive with respect to those Underlying Funds (by 0.10% for Fidelity; 0.25% for MFS; 0.10% for PIMCO; 0.25% for T. Rowe Price (subject to reduction as discussed above); or 0.05% for Victory).
A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.
Monthly Participant Charge

Annual Contract Fees. We also deduct from your Account Value on a monthly basis the pro-rated portion of an Annual Contract Fee. We will determine and charge fees as of the 15th day of each month (or the first Valuation Day after the 15th day if the 15th day is not a Valuation Day). The monthly charge is $2.00 if you have an Account Value of $2,400 or more at the 15th day of the month, or  1∕12 of 1% of the Account Value at the 15th day of the month if your Account Value is less than $2,400 at the 15th day of the month (which will be less than $2.00). We do not impose the Annual Contract Fee on a monthly basis for any month that your Account Value at the 15th day of the month is less than $300.
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Waiver of Contract Fee for eDocuments Participants. We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports (see “Definitions We Use in this Prospectus” for a definition of eDocuments and the section immediately below). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.
Additional Information About eDocuments. As indicated the eDocuments feature offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, (including summary prospectuses) and Underlying Fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.
When you sign up for eDocuments we will waive the monthly participant charge for each month, beginning with the month in which you submit the consent form. Waiver of the monthly participant charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged a $2 monthly participant charge, unless you qualify for a waiver. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 800.468.3785 and instructing a customer service representative to revoke your consent, and the $2 monthly participant charge will resume in the month you revoke your consent. Your consent to eDocuments will be revoked when we are notified of your death. If you elect to use eDocuments, and if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 800.468.3785 and we will provide a copy of the requested documents free of charge.
Monthly Participant Charges under Multiple Plans or Contracts that are not Exempt from the Charge
If you have more than one of any of the following plans that are not exempt from the Monthly Participant Charge under the exemption described above (except for 401(a) Profit Sharing Plans and 401(a) Defined Contribution Plans), in any combination, we will only charge you a single Monthly Participant Charge and we will waive it for the other plan or plans which are not otherwise eligible for a waiver of the Monthly Participant Charge (except for 401(a) Profit Sharing Plans and 401(a) Defined Contribution Plans): Group TDA, 403(b), 401(k), or 401(a) Thrift Plans. In this case, we will deduct the single Monthly Participant Charge from the plan that we select, which will typically be the most recent plan paying such charge.
Deduction of Monthly Participant Charge
We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Subaccounts, in a prescribed order. The prescribed order is determined by us and is set forth in the Statement of Additional Information. We will deduct the full monthly charge from the first Subaccount in the prescribed order with Account Value, and if you do not have enough Account Value in that Subaccount, we will deduct the remainder of the monthly charge from the next Subaccount in the prescribed order with Account Value. If you have a Designated Roth Account, this charge will be pro-rated between your Designated Roth Account(s) and your other accounts.
Employer Charges

Monthly Charge. We provide varying levels of Plan-related administrative services to Employers that have adopted 401(k), 401(a) and 403(b) Plans and charge such Employers sponsoring 401(k), 401(a) and 403(b) Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.
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Per Participant Monthly Charge. We charge an Employer a monthly charge for each active Participant. This charge is paid to us by the Employer and not the Participants. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for active Participants in excess of 200. We waive this charge monthly for an Employer who elects to use a Participant Directed services arrangement under a Contract (for 401(k), 401(a) and 403(b) Plans).
We also waive the charge for member agencies of approved national accounts and state or regional associations that have designated us as a Preferred Provider, provide us with membership details and allow us to market to their member agencies. We also waive the charge for any Employer for each month in which the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP IRA, SIMPLE and governmental 457 plans are $1 million or more and the Plan is remitting Contributions and is using the online retirement plan administration system provided by us or a subsidiary as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total. After a Plan becomes eligible for the waiver of the charge, it must maintain total assets in the Contract of at least $900,000 as of the last Valuation Day of a calendar month to remain eligible for the waiver of the charge for the following calendar month. Loss of eligibility for the waiver of the charge will occur if the Plan fails to maintain total assets in the Contract of at least $900,000 for any reason (for example, withdrawals from the Plan or the investment performance of the Underlying Funds).
Non-vested Forfeiture Processing Charge. We impose a charge for processing forfeitures of the non-vested part of the Participant’s Account Value. The charge is equal to the lesser of $50 or the value of the non-vested Account Value. We deduct the charge from the non-vested portion of the Account Value before we process the forfeiture in accordance with the Plan. We limit the number of Participants under a Contract for whom we impose the non-vested forfeiture processing charge to 50 in any calendar year. We waive the charge for an Employer if the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP IRA, SIMPLE and governmental 457 plans are $1 million or more and the Plan is remitting Contributions and is using the online retirement plan administration system provided by us or a subsidiary as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total.
Expenses of the Underlying Funds

A Subaccount’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Subaccounts. Charges are deducted from and expenses paid out of the assets of the Underlying Funds. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets. In addition, please see Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts”.
Premium Taxes

We currently do not deduct state and municipal premium taxes from your or your Employer Contribution. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, in accordance with the Contracts. State premium taxes vary and currently are up to 3.5%.
Loan Fees

If your Plan provides Collateralized Loans, it means that we will make the loan to you and you will be required to hold 120% of the loan amount in the General Account as collateral. If you take a Collateralized Loan from your Account Value, the net loan interest rate is 3.00%, which represents the difference between the interest charged on a loan and the maximum credited rate for collateral held in the General Account. For a Collateralized Loan, there are no origination or other fees.
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If your Plan provides Uncollateralized Loans, also known as trusteed loans, it means that the loan amount will be withdrawn from your Account Value and paid to you, and the interest you pay on the loan will be credited to your account. If you take an Uncollateralized Loan from your Account Value, the interest rate you pay will be the prime rate +1%. For Uncollateralized Loans, there are fees based on the method of repayment, as explained in more detail in your Contract:
•
For payroll deduction loan payments there is a $75 non-refundable origination fee and a $15 non-refundable annual fee.
•
For home billing there is a $350 non-refundable origination fee, and no annual fee.
For collateralized loans, the amount held in the General Account as collateral must equal 120% of the loan amount.
The table below describes the fees and expenses that you will pay if your Plan offers loans and you take out a loan.
Loan Charges and Interest—403(b) 401(a) and 401(k)
		Uncollateralized Loans (2)
	Collateralized Loans (1)	Payroll Deduction	Home Billing
Maximum Loan Interest	Interest Rate Credited to Amounts held in the General Account +3%	Prime Rate+1%	Prime Rate +1%
Origination Fees	N/A	$75	$350
Annual Loan Fees	N/A	$15	N/A

(1)Collateralized Loans. For Collateralized Loans (non-trusteed loans) the Loan Rate is 3% higher than the interest rate we credit to amounts held in the General Account, and you will continue to be credited with interest on the amounts held in the General Account. The loan interest rate is subject to change as the interest rate we credit to amounts held in the General Account changes. The amount held in the General Account as collateral for a collateralized loan must be equal to 120% of the loan amount.
(2)
Uncollateralized Loans. For uncollateralized loans, where a Trustee has been appointed, (a) for loans repaid by payroll deduction we charge a non-refundable origination fee of $75.00 and a non-refundable annual fee of $15.00 per year and (b) for loans paid through home billing we charge a non-refundable origination fee of $350.00. The origination fees, and the annual fees through the stated maturity of an uncollateralized loan repaid by payroll deduction, are collected at the time the loan is originated and deducted from the loan proceeds. The loan amount is withdrawn from your Account Value and you pay interest at the Prime Rate +1% to your Account. As such, we do not receive any portion of the interest paid. The interest rate for each loan you take is determined at the time you take the loan and remains fixed for the life of that loan.

General Description of Contracts
Contract Rights

The Contractholder is the plan sponsor, generally an employer, that has purchased a Contract to fund a Plan, or an employer that makes Contributions for its employees under a Contract purchased by a trust or other entity for the benefit of its employees. An Employer-sponsored retirement savings plan (or Thrift plan) for which we issue a contract, usually permits employees to make voluntary Contributions. Participants may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in the Employer’s Plan.
As a Participant in the Plan, you may elect to make contributions to the Plan, and you may transfer all or a portion of your Account Value among the Investment Alternatives, unless the Plan in which you participate limits transfers or restricts Contributions to only the General Account. You may also designate a Beneficiary to receive any payments due upon your death, subject to any limits under a Plan or the Code. You may change
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the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Employer when the Employer has agreed to hold such information) with written notice of the change. You make elect to withdraw your Account Value as discussed in this Prospectus, subject to the terms of the Plan, and you may elect to commence annuity payments as discussed in this Prospectus.
Contract Provisions and Limitations

The types of thrift plans or arrangements for which we will issue a Contract are:
  1.403(b) Thrift Contract (called a Thrift Plan or a 403(b) Thrift Plan)
We issue Contracts to Employers to fund annuity purchase arrangements that meet the requirements of Section 403(b) of the Code. A Contractholder must be a tax-exempt organization under Code Section 501(c)(3) or an eligible public school or college, or an association that represents that type of tax-exempt organization or eligible public school or college or its employees.
Under a 403(b) Thrift Plan Contract, you ordinarily make Contributions through a voluntary salary reduction arrangement, and your Contributions are “pre-tax.” If permitted by your Employer’s Plan, you may also make Designated Roth Contributions. Such Contributions are made “after-tax.” If certain rules under the Code are satisfied, distributions of Designated Roth Contributions and any earnings thereon, will be tax-free. Your Employer may match all or part of these Contributions, under a fixed matching formula (such as a set percentage). You may make additional Contributions that your Employer does not match, subject to limits contained in the Code, or the Plan. An Employer may make non-matched Contributions, and a formula set forth in the Plan will determine how those Contributions are allocated to Participants. Some Plans permit only Employer Contributions. Your Employer’s Plan may require that you be automatically enrolled if you fail to make an affirmative election to opt out of the participation in the Plan by a specified date. In that event, the Employer would provide advance written notice of the automatic enrollment provision, including the date that Contributions would commence and the default investment fund to which Contributions would be applied.
  2.401(a) Thrift Plan or 401(k) Profit Sharing Plan
We issue Contracts to fund annuity benefits under retirement plans that qualify for special federal income tax treatment under Section 401(a) of the Code, including retirement plans that also meet the requirements of Section 401(k) of the Code. A Contractholder typically is an Employer that has adopted a 401(a) Plan, although the Contractholder may be the trustees of the Plan if a Plan provides for a trust.
Depending on the type of Plan, you make Contributions:
•
For 401(a) Plans through a voluntary payroll deduction arrangement with the Employer, where the Contributions are “after-tax” (but not Designated Roth Contributions), meaning you may not deduct or exclude them from your gross income, or
•
For 401(k) Plans through a salary reduction agreement with the Employer, where the Contributions are “pre-tax,” meaning you may exclude them from your gross income within the limits of Code Section 401(k).
•
For 401(k) Plans, if permitted by your Employer’s Plan, you may also make Designated Roth Contributions.
The Employer may match all or a portion of your Contributions, under a specific matching Contribution formula (such as a set percentage). You may make additional Contributions that your Employer does not match. An Employer also may specify or annually declare a non-matched amount to be allocated among Participants under a specific formula set forth in the Plan. Your Employer’s Plan may require that you be automatically enrolled if you fail to make an affirmative election, by a specified date, not to participate in the Plan. In that event, the Employer would provide advance written notice of the automatic enrollment provision, including the date that Contributions would commence and the default investment fund to which Contributions would be applied.
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We also issue Contracts to fund defined contribution pension and profit-sharing plans that qualify under Code Section 401(a), and some of these Plans may provide for Employer Contributions only.
Minimum. You are not required to make any minimum amount of Contributions.
Allocation of Contributions. You may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan.
We will allocate a Contribution when we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you or your Employer according to the instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation election currently on our records.
You may change the allocation instructions for future Contributions at any time. You should periodically review your allocations in light of market conditions and your financial and retirement plans.
If we have not received your allocation election, your Contributions and those of your Employer on your behalf, if any, will be allocated to the default Investment Alternatives specified in your Employer’s Plan, if any. You may at any time, in accordance with the Plan, make an allocation for future Contributions and/or transfer amounts from the default Investment Alternative to any other Investment Alternative available under your Contract. Your specific allocation election will take precedence over the default Investment Alternative, but only for future Contributions. If you want to transfer funds previously allocated to the default Investment Alternative, you must make a transfer election.
Default Investment Alternatives are chosen at the plan level by plan sponsors as permitted by Department of Labor regulations (referred to as Qualified Default Investment Alternatives (QDIAs)). As required by the Department of Labor regulations when a default Investment Alternative is chosen by a plan sponsor, participants are informed of their plan’s default Investment Alternative by the plan sponsor in the summary plan description and various enrollment documents that are provided at or prior to the time a participant enrolls in the plan and periodically thereafter. Department of Labor regulations allow a plan to have more than one default Investment Alternative. In that case, the summary plan description and enrollment documents will both identify each default Investment Alternative, and describe the methodology in place for allocating amounts among the default Investment Alternatives. You should carefully review your employer’s Plan documents to be familiar with the default Investment Alternatives to which your assets will be allocated if you do not provide specific allocation instructions.
Your Right to Transfer Among Investment Alternatives

Subject to certain restrictions, you may transfer Account Value among Subaccounts, and between the Separate Account and the General Account, unless your Plan limits transfers. There are no tax consequences to you for transfers among Investment Alternatives.
Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units.”
Transfers and Allocation Changes by Telephone or Website. You may make requests by telephone or website for transfers of Account Value among Investment Alternatives or to change the Investment Alternatives to which we will allocate your future Contributions, except that we do not accept withdrawal requests by telephone or website. On any Valuation Day, we will consider requests by telephone or website that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. Eastern Time (or the Exchange close) as received on the next Valuation Day.
You must use a password to make website requests. Your use of the Password constitutes agreement to use our website in accordance with our rules and requirements. To change your Password, you may follow the instructions at our website website. To make telephone requests, you will be asked to provide your personal identification number (PIN) or identifying personal information to our Customer Service Representative.
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We reserve the right to suspend or terminate at any time the right of Participants to request transfers or reallocations by telephone or website. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Participant to a third party. Either telephone or website transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The Company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or website transfers.
We will not be liable for following instructions communicated by telephone or website that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or website are genuine we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide confirmation of transactions, in writing, except for allocation changes made over the website.
Your Right to Make Transfers. If your employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
How to Tell Us an Amount to Transfer or Withdraw. To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:
•
the dollar amount to be taken from each Investment Alternative, or
•
for Subaccounts, the number of Accumulation Units to be transferred or withdrawn, or
•
the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.
In some cases, certain withdrawals under 403(b) Plans may require the approval of the Employer or third party administrator, if applicable. In most cases, if you are making a withdrawal and have a Designated Roth Account, you must specify whether to take the withdrawal from your Designated Roth Account or Employee Contribution Account. If you have a Rollover Account or a Designated Roth Rollover Account, amounts will be taken from the respective rollover account first. However, for corrective distributions of Contributions that exceed applicable contribution limits, withdrawals will be made from your Employee Contribution Account first, then your Roth Contribution Account, and will not be made from any of your rollover accounts.
For transfers, you must specify the Investment Alternative(s) to which you are moving the transferred amount. You must also specify the accounts to which transfers apply. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request by U.S.P.S. regular mail to our Financial Transaction Processing Center.
Designation of Beneficiary

You may designate a Beneficiary to receive any payments due upon your death, subject to any limits under a Plan or the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Employer when the Employer has agreed to hold such information) with written notice of the change. The designation or change in designation will, upon receipt by us, take effect as of the date you signed the written notice, whether or not you or the Beneficiary is living at the time of such receipt. Designations or changes in designation made via your employer will be deemed to be received by us at the time your employer enters the information on our system. We will not be liable, however, for any payment or settlement we make before we receive the notice from you or your employer, as the case may be, of Beneficiary or change of Beneficiary.
If you are married, and your Plan is subject to ERISA, the Beneficiary will be your Eligible Spouse unless we have received consent from the Eligible Spouse to permit another Beneficiary. The consent must:
•
be in writing
•
be signed by the Eligible Spouse and witnessed either by a notary public or a Plan representative
•
agree to your election to waive any qualified preretirement survivor annuity and qualified joint and survivor annuity forms of benefit that otherwise would be applicable, and
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•
agree to the designation of a Beneficiary other than your Eligible Spouse.
You may not make subsequent Beneficiary designations or selections of forms of annuity benefit unless your Eligible Spouse provides written consent in the same manner.
You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.
If no Beneficiary designated by you is living at the time of your death during the Accumulation Period, or upon your death (and the death of the joint Annuitant, if any) during the Annuity Period, the Beneficiary or Beneficiaries will be determined in accordance with the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first surviving class of Beneficiaries, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after utilizing Department of Labor guidance regarding locating missing participants and conducting a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.
Our General Account

Scope of Prospectus. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more details regarding the General Account, you should refer to the Contract.
General Description. Amounts you allocate under a Contract to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the Payment of Claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.
We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.
Since your Contract does not set forth a minimum rate, we will credit interest at a rate at least equal to the guaranteed minimum credited interest rate determined by us annually in accordance with the National Association of Insurance Commissioners (NAIC) standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula such that the minimum rate established shall not be less than 0.15%. The NAIC minimum rate formula as applied by us is based upon the average of the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day of each calendar month for the twelve months preceding the determination date, provided that results is not less than 0.15% or greater than 3%. We will determine the minimum guaranteed interest rate using this NAIC formula each December (the determination date), and any change in the minimum guaranteed interest rate the
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following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. You can find the current rate for your Account Value in the General Account in your quarterly statement or by logging in to the secure “My Account” section of our website, mutualofamerica.com.
The interest rates may be different for the portion of your Account Value in the General Account being held as collateral for a loan.
We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Employer uses the online retirement plan administration system provided by us or a subsidiary for the transmission and receipt of certain information regarding Participants, Contributions and other Contract information, and in certain other circumstances.
Refer to the additional information about our General Account’s operations in Appendix B to this Prospectus.
Transfers and Withdrawals. You may transfer Account Value to and from the General Account, subject to any restrictions contained in your Employer’s Plan. To the extent permitted by the Code and your Plan, you may withdraw your Account Value from the General Account prior to the Annuity Commencement Date. We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.
Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Participants share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.
Contract or Separate Account Changes

Funding and Other Changes We May Make
We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for all contractholders or only for certain classes of contractholders. New or substitute Subaccounts may have different fees and expenses and may only be offered to certain classes of contractholders. In making changes, we will comply with applicable law and will obtain the approval of Participants and/or the Contractholders, if required.
Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The Underlying Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of an underlying fund should no longer be available, or if investment in any underlying fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.
We also may:
•
create new Subaccounts of the Separate Account at any time;
•
to the extent permitted by state and federal law, modify, combine or remove Subaccounts in the Separate Account;
•
transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one Subaccount to another Subaccount;
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•
create additional separate accounts or combine any two or more accounts including the Separate Account;
•
transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;
•
operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;
•
deregister the Separate Account under the 1940 Act; and
•
operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.
We may modify the provisions of the Contracts to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide the Contractholder and Participants with written notice as may be required under applicable law or regulation.
Frequent Transfers Among Subaccounts

Frequent Purchases and Redemptions of Subaccount Accumulation Units
The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders and Participants with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.
Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.
Each Underlying Fund has reserved the right to reject any aggregate purchase of Underlying Fund shares that it determines to be inconsistent with the Underlying Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders and Participants could cause an Underlying Fund to reject a net purchase order from a Subaccount on behalf of many Contractholders and Participants, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders and Participants.
In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.
We reserve the right to adopt additional rules that would apply to Contractholders and Participants who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Subaccounts offered under our Contracts.
We work with the Underlying Funds to discourage Contractholders and Participants from engaging in excessive frequent transfers that could harm any Fund’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy
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its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods, temporary blockage of trades or other actions. In addition, we may be required to disclose information on participant transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Subaccounts and appropriately using fair value pricing, where required.
We aggregate all daily purchase or redemption orders received from all Contractholders and Participants under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.
Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders and Participants which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants. In this regard, we can review individual purchase and redemption requests by Contractholders and Participants. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Participants engaging in market timing. We will take the following actions in the following order:
•
contact the Contractholder or Participant and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the Internet or the 800-line privileges for transfer activity will be suspended if the activity does not cease;
•
if the activity does not cease, suspend the Contractholder’s or Participant’s Internet and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);
•
then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.
These procedures are applied uniformly to all Contractholders and Participants, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders and Participants in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Subaccounts. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.
There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders and Participants which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Subaccounts may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders or Participants. There can be no assurance that frequent transfers in the Subaccounts will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some participants may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other participants in the Separate Account.
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Annuity Period
Available Forms of Annuity

If your Employer has selected Mutual of America as the annuity provider for annuity benefit distributions, at your Annuity Commencement Date, we will apply your Account Value to provide a stream of monthly Annuity Payments (an annuity) from us to you (the Annuitant). Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract, and your Employer may no longer make Contributions on your behalf. If your Plan permits, and subject to its provisions, you may elect to receive your Account Value by making partial or full withdrawals, including withdrawals under our Specified Payments option, instead of receiving Annuity Payments. Once your annuity payments have commenced, you cannot change the form of annuity you have elected, and you are not able to withdraw contract value after the annuity commencement date
We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. Under some forms, you will be the Annuitant and may name another person as the joint Annuitant. If you die (and the joint Annuitant dies, if the form is a joint and survivor annuity) before the minimum period has ended, the Beneficiary will receive any remaining Annuity Payments due. A life annuity protects you from outliving the time period for receiving monthly payments, because the payments continue for your life.
You may select the annuity form when you designate the Annuity Commencement Date. There is no minimum account value to elect an annuity option. If you have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Joint and 66 2∕3% Survivor Annuity with Ten Years Certain, with your Eligible Spouse as joint Annuitant as described below, unless you, no more than 180 days (or other period depending on the provisions of the Plan) before the Annuity Commencement Date, select in writing one of the other annuity forms listed below and your spouse consents in writing to the form selected. If you do not have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Non-Refund Life Annuity, as described below, unless before the Annuity Commencement Date, you select in writing a different annuity form.
You may select a form of annuity (subject to the availability of such annuity under your Employer’s Plan), examples of which are described below, and in each case you will be the Annuitant.
Life Annuity with Ten Years Period Certain. This annuity form provides for monthly Annuity Payments to you during your lifetime, but if you die before the end of the ten year period, your Beneficiary will receive the monthly Annuity Payments until the end of the ten year period. After the Beneficiary has begun receiving payments, if the Beneficiary dies while receiving payments before the end of the period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary.
Joint and 66 2∕ 3% Survivor Life Annuity with Ten Year Period Certain. This annuity form provides a monthly Annuity Payment during your lifetime and 66 2∕3% of that monthly Annuity Payment to the joint Annuitant after your death if the joint Annuitant survives you. If both you and the joint Annuitant die before the end of the ten year period, payments continue to the Beneficiary in the amount last paid until the end of the ten years (the certain period). If the Beneficiary dies while receiving payments before the end of the period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary. If a person you have named as your joint Annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is canceled automatically.
Full Cash Refund Annuity. This annuity form provides for monthly Annuity Payments to you, continuing until your death. If the aggregate amount of the monthly Annuity Payments that we made to you is less than your vested Account Value at the Annuity Commencement Date, we will pay the difference to the Beneficiary.
Joint and Survivor Life Annuity. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the joint Annuitant. There is no guaranteed minimum payment period.
Non-Refund Life Annuity. We make a monthly Annuity Payment until your death. No amount is payable to any joint Annuitant or Beneficiary.
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Other Forms. In addition to the forms of annuity listed above, your Plan may offer additional forms of annuity as of your Annuity Commencement Date. We may, if offered by your Plan, permit you to elect a different period certain for life annuities and joint and survivor life annuities. Currently, in addition to the ten year period, we permit the election of life annuities with periods certain of three, five and fifteen years. Additionally, we may, if offered by your Plan, permit you to elect a different percentage survivorship benefit for joint and survivor life annuities (with or without period certain). Currently, in addition to the 66 2∕3% survivorship benefit, we offer survivorship benefits of 50%, 75% and 100%. We have the right to discontinue offering these periods certain and survivorship benefits at any time unless your Contract provides otherwise.
Amount of Annuity Payments

We will fix the amount of each Annuity Payment and we guarantee that we will make the payments, according to the form of annuity you select. Our guarantee of payment is subject to our financial strength and ability to meet our claims-paying obligations under the Contract, so you should consider our financial strength when electing a benefit option. The amount of the Annuity Payments depends on the age of the Annuitant(s), the annuity form you choose, the applicable annuity purchase rates and your Account Value.
We guarantee that the purchase rates we use to determine the amount of Annuity Payments will be the better of the guaranteed rates in the Contract or our then current annuity purchase rates.
We will issue for delivery to you an individual certificate setting forth the amount and terms of payment of your annuity benefits. We will send Annuity Payments directly to you at your last known address, as filed with us.
Annuity Commencement Date

You may select the Annuity Commencement Date, which must be the first of a month. Generally, the Plans require that you must have reached the age of 55 to begin receiving Annuity Payments, unless the Annuity Payments are to your spouse under a Qualified Joint and Survivor Annuity form when the Participant’s Eligible Spouse is the joint Annuitant and you die when your spouse is under age 55. The Annuity Payments will be fixed at the same amount every month, and will be based on your Account Value at the Annuity Commencement Date, the form of annuity you select, the annuity purchase rates in effect for your Contract, and your age. We guarantee that the monthly amount of the Annuity Payments, for the form of annuity selected, will be the better of the guaranteed purchase rate in the Contract or the then-current annuity purchase rate at the time of your Annuity Commencement Date.
You must notify us in writing of the Annuity Commencement Date in advance, according to our procedures. Unless federal or state law or the Plan requires otherwise, you may elect an Annuity Commencement Date that is your:
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Normal Retirement Date (generally, when you reach age 65); or
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Early Retirement Date (up to 10 years before your Normal Retirement Date); or
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Late Retirement Date (any time after your Normal Retirement Date), but not later than your required beginning date, which beginning in 2023 is the later of April 1 of the year following the year you reached age 73, or the year you are no longer actively at work.
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Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during accumulation period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
Death Benefit During the Accumulation Period

We will pay a death benefit to your designated Beneficiary if you die during the Accumulation Period. If you are married, your Eligible Spouse must be the Beneficiary unless you designated a different Beneficiary with the written consent of your Eligible Spouse.
We will pay the death benefit after we have received the following at our Home Office:
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due proof of death, generally a certified copy of your death certificate;
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notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and
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claim forms and other information and documents that we inform the Beneficiary are necessary for us to process the death benefit request.
The amount of the death benefit will be your Account Value, less outstanding loans and interest, as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. If you have more than one Beneficiary, each Beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such Beneficiary. Each Beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.
Form of Death Benefit Payment. The Beneficiary will elect the form of death benefit as described below. The Code imposes special requirements on the payment of a death benefit and specifies the time period in which we must pay it. We will pay the death benefit in a single sum if a Beneficiary does not select an option by the date the Code requires a payout to be made.
In addition, Participants must begin taking minimum distributions after they reach a certain age (called the Required Beginning Date or Required Distribution Date), and certain requirements depend on whether you had reached that age at the time of death. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See “Minimum Required Distributions” under “Taxes.”
In general, any method of distribution that a Beneficiary selects must comply with one of the following.
(a) Ten Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is ten calendar years after the Participant’s death, unless we pay the benefit under (b), (c) or (d) below.
(b) Exception for Eligible Designated Beneficiaries. An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Participant’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Participant’s death, is also (a) the Participant’s surviving spouse; (b) the Participant’s
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minor child; (c) an individual who is no more than 10 years younger than the Participant; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority.
(c) Beneficiary is the Eligible Spouse. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. A Beneficiary who is also your Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Beneficiary does not have to begin receiving benefits until no later than your Required Beginning Date, which beginning in 2023 is the later of April 1 of the year following the year you reached age 73 if still alive. Alternatively, a Beneficiary who is also an Eligible Spouse, may roll your account balance over to his or her own qualified plan or 403(b) plan or to his or her own eligible IRA.
(d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy.
A Beneficiary under more than one 403(b) plan may take withdrawals from one or more such plans, in accordance with applicable IRS regulations, if permitted by the Plan.
Death Benefit After Annuity Commencement Date

If you (and your joint Annuitant if the form is a joint annuity) were to die on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the benefit (if any) provided by the form of annuity under which Annuity Payments were due. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the joint Annuitant, as applicable) after the Annuity Commencement Date.
Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us. If satisfactory evidence of survival is not received by us within 30 days following our request for it, we may suspend benefit payments until such evidence is received.
Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.
If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate set forth in the Contract or as may be required under state insurance law provisions.
Information and Determination. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A Contractholder should report to us any determination that the Contractholder or employer makes pursuant to the terms of the Plan. We may rely on reports and other information furnished by Contractholders, employers or Participants and are not obligated to inquire as to the accuracy or completeness of such reports and information.
Non-Alienation of Benefits. To the extent permitted by law (a) no amount payable with respect to you may be subject to alienation, attachment, garnishment, levy (other than a federal tax levy or a Qualified Domestic Relations Order), execution, or other legal or equitable process, and (b) no such amount will in any way be subject to any legal process that would subject it to the payment of any claim against you or a Beneficiary.
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Purchases and Contract Value
Purchase of a Contract; Participation

403(b) Thrift Contracts . A 403(b) Thrift Plan Contractholder must be a tax-exempt organization under Section 501(c)(3) of the Code or an eligible public school or college, or an association that represents such a tax-exempt organization or eligible public school or college or its employees. The Contract must fund annuity purchase arrangements that meet the requirements of Section 403(b) of the Code.
401(a) Thrift Contracts and 401(k) Plans. A 401(a) Thrift Contractholder or a 401(k) plan Contractholder must be an employer, an employee association or a trust for one or more employers, that has adopted a retirement plan qualifying for special federal income tax treatment under Section 401(a) of the Code.
Participation. Each Plan specifies the eligibility requirements for an employee’s participation, which may include requirements for minimum age or years of service or allow entry into the Plan only on specified dates. We or the Plan may require you to execute agreements and applications on prescribed forms, including a salary reduction agreement or payroll deduction agreement with the Employer. The Plan may require that you be automatically enrolled if you fail to make an affirmative election to opt out of participation in the Plan by a specified date. In that event, the Employer (or third party administrator, where applicable) would provide advance written notice with respect to the automatic enrollment provision, including the date that Contributions were to commence and the default investment funds to which Contributions would be applied in the event that an affirmative election or allocation instructions have not been provided.
Acceptance of Plan Asset Transfers. A Plan Asset Transfer is a transfer to the Company on behalf of the Plan of assets held for the Plan by another financial institution. In connection with a Plan Asset Transfer, we require that the data transferred on behalf of the Plan by the Plan recordkeeper be in a format acceptable to us. We will effectuate transactions under the Contract when we have received a Complete Order (see “Definitions We Use in this Summary Prospectus” for a definition of Complete Order). For a Plan Asset Transfer that we determine is not a Complete Order, we will seek to obtain the necessary information for the transaction to be a Complete Order so the Plan Asset Transfer can be applied as an allocated Contribution under the Contract.
In order to allocate the proper portion of the Plan Asset Transfer to each individual Participant’s account and invest it under the Contract , we must receive a Complete Order. At the direction of the Employer, a Plan Asset Transfer that is not a Complete Order will be held in a non-interest bearing bank account for a short period of time. When we obtain the necessary information required for the Plan Asset Transfer to constitute a Complete Order, we will transfer the Plan Asset Transfer from the non-interest bearing bank account to the Contract as an allocated Contribution and allocate the appropriate amounts to each individual Participant’s account under the Contract and to the investment alternatives available under the Contract as directed. If we do not obtain the necessary information within a reasonable period of time, not to exceed 45 calendar days, we will return the Plan Asset Transfer assets to the Plan trustee, if any, or otherwise to the financial institution designated by the Employer.
Customer Identification

We will require information from you or the Contractholder necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001 and other applicable laws and regulations.
In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution or issue a Contract or effect subsequent transactions, including accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.
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Confirmation Statements to Participants

We will send you a confirmation statement: each time you change your allocation instructions (except that we will not send one for allocation instruction changes via our website); we receive a new Contribution from or for you, you transfer any portion of your Account Value among the Investment Alternatives; a change occurs in the number of Accumulation Units and a change occurs in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee; or you make a withdrawal. A confirmation statement for a new Contribution or a change in the number of Accumulation Units and a change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee may be part of your next quarterly (or monthly, if applicable) account statement. You should promptly report to us any error in a confirmation statement or quarterly statement. Please report any such error within 30 days after the date of the confirmation or the end of the period covered by the quarterly statement for correction.
Payment of Contributions

Your Contributions, if permitted by the Plan, are from:
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salary reduction arrangements (pre-tax) under a 403(b) Thrift Contract or 401(k) Contract ;
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payroll deductions (after-tax) under a 401(a) Thrift Plan;
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transfers from other contracts but only from a provider specifically identified in a 403(b) Plan (transfers while you are actively employed from a provider not specified in the Plan are prohibited; or
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Designated Roth Contributions under a 403(b) Thrift Contract or 401(k) Contract, if permitted by your Plan.
In addition to making Contributions by salary reduction or by a single sum transfer from a tax deferred annuity arrangement maintained under Section 403(b)(1) or 403(b)(7) of the Code, you may make Contributions by rollover of eligible distributions from eligible retirement plans if your Employer’s Plan accepts rollover contributions. Rollovers of amounts attributable to Designated Roth Contributions will be maintained in a separate Designated Roth Rollover Account. Amounts that you roll over will not be subject to the limitations on the amount of Contributions from salary reduction permitted during a tax year.
We maintain the following separate account balances to record Contributions and earnings (or losses):
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Employee Contribution Account
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Employer Contribution Account
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Rollover Contribution Account
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Designated Roth Account
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Designated Roth Rollover Account
Amounts you roll over to a Contract and any earnings thereon will generally not be subject to restrictions under the Contract applicable to salary reduction Contributions, other than spousal consent restrictions (if applicable). See “Penalty Taxes for Premature Withdrawals” under “Taxes.”
When we issue a Contract to an Employer, the Employer sends Contributions directly to us. If a Plan provides for a trust, we issue a Contract to the Plan trustees and the Employer sends Contributions to the trustees, who then send us trust assets (the amount of the Contributions). An Employer (or trustees) sends to us Contributions on behalf of Participants , as follows:
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The Employer must remit to us (or to trustees of the Plan, if any) your Contributions as soon as administratively feasible but no later than 15 days after the end of the month in which the Employer collected the Contributions by salary reduction or payroll deduction.
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An Employer (or trustees) may remit to us on your behalf an amount, in a single sum, that arises from a transfer from any Plan the Employer maintains, as long as the transfer is permitted by applicable law and the Contract.
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•
Remittances to us of the Employer Contribution (if any) generally must be made as required by the Plan and permitted by the Code. An Employer Contribution on your behalf may be subject to a vesting schedule specified in the Plan. An Employer Contribution, if made, are either:
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“matching,” with the Employer contributing a fixed percentage, such as 25%, 50% or 100%, of all or a portion of your Contribution (up to a specified amount), or
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“nonmatching,” in an amount the Employer determines, as limited by the Plan and the Code.
The Employer or trustees may make contributions by check, wire transfer or electronic funds transfer. Contributions made by check should be sent to: Mutual of America, P.O. Box 70249, Philadelphia, PA 19176-0249. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 800.468.3785 or by visiting our website at www.mutualofamerica.com.
We will only accept Contributions for you for the time prior to your termination of participation under a Contract or prior to the discontinuance of the Contract. There is no minimum amount of Contributions.
Limits on Contributions

Federal tax law limits Participants’ and Employers’ Contributions. If you or your Employer makes any Contributions in excess of the permitted amounts, then
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you or your Employer may be subject to tax penalties,
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the excess may be treated as a forfeiture, and/or
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the Plan may have to correct the overpayment by distributing the excess Contribution, resulting in taxable income to you. See “Taxes.”
Limits for 403(b) Thrift Plans. Except for a limited catch-up provision, the maximum amount that a Participant may contribute generally is $22,500 for 2023 (indexed for inflation in later years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional Contribution of up to $7,500 for 2023 (indexed for inflation in later years). These limits on voluntary Participant Contributions (or “elective deferrals”) include any amounts you designated as Designated Roth Contributions and are reduced by any other elective deferrals you make for the year to other employer retirement plans, including those of a different employer.
The total of your Contributions and the Employer Contribution on your behalf for a year cannot exceed the lesser of: (a) $66,000 for 2023 (indexed for inflation in later years), or (b) 100% of your compensation (before salary reduction contributions). Generally, if the Employer makes matching Contributions, additional limits apply to those matching Contributions as well.
The regulations require that, if both the special “catch-up” Contribution for employees with 15 or more years of service with certain employers (generally church Plans) and the “catch-up” Contribution for participants age 50 or older, are both available to the same Participant for the same calendar year, then the special “15-year catch-up” Contribution must be used first, before the “age-50 catch-up” Contribution can be used.
You should refer to Exclusion of Contributions from Gross Income, 403(b) Thrift Plan Contracts under “Taxes” in this Prospectus for a more detailed discussion of applicable federal tax law limits.
Limits for Thrift Plans under 401(a) and 401(k) Plans. Your and your Employer’s total annual Contributions to all qualified defined contribution plans of that Employer generally are limited to the lesser of $66,000 for 2023 (indexed for inflation in later years), or 100% of your annual compensation. If the Employer makes matching Contributions, additional limits apply to those matching Contributions as well. For Plans subject to Code Section 401(k), your Contributions are limited to $22,500 for 2023 (indexed for inflation in later years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional Contribution of up to $7,500 for 2023 (indexed for inflation in later years). Additional limits may apply to your Contributions (other than to the additional Contribution permitted for those age 50 or older) based on the Contributions of all participating employees. These limits include any amounts you designate as Designated Roth Contributions and in addition, may be reduced by Contributions you make to other employer retirement plans.
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For a Plan that is intended to meet the requirements as a SIMPLE 401(k) Plan, the limit for your Contributions is $15,500 for 2023 (indexed for inflation in later years), and the Employer is required to make Contributions at specified rates. This limit includes amounts you designate as Designated Roth Contributions. If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional Contribution of up to $3,500 for 2023 (indexed for inflation in later years).
Your Account Value in the Subaccounts

Accumulation Unit Values for the Subaccounts
The Accumulation Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Subaccounts. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 800.468.3785.
Accumulation Units in Subaccounts
We use Accumulation Units to represent Account Values in each Subaccount. We separately value the Accumulation Unit for each Subaccount.
We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.
Investment experience by the Subaccounts does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount’s investment experience, in the manner described below.
Calculation of Accumulation Unit Values
We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.
The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Subaccounts will reflect:
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changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and
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Separate Account charges under the Contracts, with the annual rates calculated as a daily charge.
Accumulation Unit Values for Transactions
When you allocate Contributions to a Subaccount or transfer Account Value to a Subaccount, we credit Accumulation Units to your Account Value. When you withdraw or transfer Account Value from a Subaccount, we cancel Accumulation Units from your Account Value.
If the plan in which you are a participant becomes eligible for a Reduced Fee, on the date the plan becomes eligible, your Account Value in each Subaccount will be transferred to Accumulation Units with the same total value that will be charged the Reduced Fee (“Reduced Fee Accumulation Units”). Similarly, if your plan ceases to be eligible for a Reduced Fee, on the date that plan becomes ineligible, we will transfer your Account Value to Accumulation Units with the same total value that will be charged the standard fees.
The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the deposit or a valid request in Complete Order. As a result, we will effect the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be
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received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.
We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Subaccount during the Valuation Period by the applicable Accumulation Unit value of the Subaccount for that Valuation Period.
Principal Underwriter

Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.

Our Payment of Account Value to you or a Beneficiary
Your right to withdraw your vested Account Value is restricted by federal tax law and the provisions of the applicable Plan. If you have the right to make withdrawals, you may withdraw all or a portion of your vested Account Value. If you are married, your Eligible Spouse usually must consent to any withdrawals. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available. The amount withdrawn from each Investment Alternative will be in proportion to the value in each Investment Alternative at the time of the withdrawal request, unless you instruct us otherwise. The dollar amount of the withdrawal will reduce the Account Value and death benefit by the same dollar amount.
403(b) Thrift Plans and 401(k) Plans. If you are under age 59½, federal tax law provisions prohibit you from withdrawing the portion of your Account Value that is attributable to your own salary reduction Contributions and the earnings on those Contributions, except in certain circumstances, such as death, disability or termination of your employment. If you are under age 59½ and meet certain conditions under the Code, you may be able to withdraw Contributions if you incur a financial hardship. For 403(b) Thrift Plans, hardship distributions cannot include earnings on Employee Contributions. In addition, none of these federal tax law restrictions on withdrawals apply to any of your Contributions made to a 403(b) Thrift Plan before 1989 and earnings on your Contributions credited before 1989.
An Employer’s Plan may impose restrictions on your ability to withdraw your Contributions or the Employer Contribution, or both, which are in addition to the federal tax law restrictions. For example, a Plan may prohibit you from making any withdrawals until you terminate employment, or until you have reached age 59½ or completed 5 years of participation in the Plan. If an Employer’s Plan permits you to withdraw the Employer Contribution before you terminate employment, you may not withdraw any of the Employer Contribution and earnings thereon that are not fully vested to you.
401(a) Plans and Contracts. Federal tax law provisions permit you to withdraw your vested Account Value if your Employer’s Plan is a profit-sharing plan and does not permit you to make before-tax Contributions. The withdrawal rules for other 401(a) Thrift Plans are generally the same as the 401(k) rules described above (except that there are no salary reduction Contributions). If your Employer’s Plan is a defined contribution pension Plan (not a profit-sharing plan), then you may not withdraw your vested Account Value until you terminate employment with the Employer, subject to the provisions of the Plan.
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An Employer’s Plan may impose restrictions on withdrawals, such as prohibiting you from making any withdrawals until you terminate employment, or until you have reached age 59½ or completed 5 years of participation in the Plan . If an Employer’s Plan permits you to withdraw the Employer Contribution before you terminate employment, you may not withdraw any of the Employer Contribution and earnings thereon that are not fully vested to you.
Single Sum Payment upon Termination of Employment. Your Plan may provide that, if your vested Account Value is $1,000 or less (or a higher amount as may be permitted under provisions of the Plan and applicable laws) when you terminate employment with the Employer, we will pay your vested Account Value to you in a single sum payment.
Specified Payments Option. If you have reached the age of 59½ or you have terminated employment with your Employer during or after the year you reached age 55 and you are permitted to make withdrawals under the Plan, you may elect to make partial withdrawals of your Account Value by telling us a set amount to be withdrawn each month, under our Specified Payments Option. You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken.
When you are receiving Specified Payments, you and your Employer may continue to make Contributions on your behalf. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.
Specified Payments will continue until the earliest of:
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your death;
•
our receipt of your written request to change or end the Specified Payments;
•
a decline in your Account Value (or your balance in any Investment Alternative designated for withdrawals) so that the remaining balance is not large enough to cover the next Specified Payment due; or
•
your Annuity Commencement Date.
If you are subject to the minimum distribution rules under the Code, you should ensure that the Specified Payments for the year equal or exceed your minimum required annual distribution. See “Minimum Required Distributions” under “Taxes.”
Income Tax Consequences. You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You are taxed at ordinary income tax rates on the portion of the withdrawal that is taxable. A Thrift Plan Participant will not be taxed on the amount of any Contributions made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions . Qualified distributions from a Designated Roth Account are not taxable (see “Taxes”).
Penalty Tax on Taxable Amount. There is a 10% federal penalty tax on the taxable amount of your withdrawals, unless you have reached the age of 59½, or under certain other circumstances (see Penalty Taxes for Premature Withdrawals” under “Taxes”).
When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:
•
The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the SEC; or
•
The SEC by order permits postponement for the protection of Participants; or
•
An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.
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Additionally, we may postpone any payment from the Subaccount that is invested in the Mutual of America Investment Corporation Money Market Fund, in the event that the Money Market Fund temporarily suspends redemption of shares because the Money Market Fund’s liquidity has fallen below required minimums because of market conditions or other factors.

Loans
To the extent your Employer’s Plan allows participant loans, you have the right to borrow using your Account Value as collateral security for the loan or, if your Employer’s Plan provides for loans to be made using a trust, you will withdraw the loan amount from your Account Value. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The maximum amount that can be taken as a loan is limited under the Code, based on your account balance. Generally, a Participant can borrow no more than the lesser of (a) the greater of $10,000 or 50% of the Participant’s vested account balance; or (b) $50,000. The maximum amount that a Participant can borrow is also limited if the Participant has another outstanding loan. Certain exceptions may permit a Participant to take a larger loan under circumstances specified by law from time to time.
A “trusteed loan,” or Uncollateralized Loan, is a loan made through the trustee of the Plan. A “non-trusteed loan” is a loan made directly to a participant. Non-trusteed loans require collateral, and may be referred to as Collateralized Loans. Collateralized Loans are loans for which security in the amount of 120% of the loan amount is required to be transferred into the General Account and held against repayment of the loan. Trusteed loans are uncollateralized (and may be referred to as Uncollateralized Loans) and the loan amount is withdrawn from the Account Value and is paid to the participant directly.
For Uncollateralized Loans, the application for the loan is generally submitted to a trustee or trustees appointed by your employer, who is responsible for the approval, administration and collection of loans to Participants in the employer’s Plan.
For Collateralized Loans, you are required to transfer an amount equal to 120% of the loan from the Separate Account to the General Account unless you already have allocated the necessary amount of your Account Value to the General Account to serve as collateral security for repayment of the loan. The amount withdrawn from each Investment Alternative that comprises your Account Value for the transfer of collateral security or the withdrawal for a trusteed loan will be withdrawn proportionally from all Investment Alternatives in your account at the time of the request, unless you instruct us otherwise. We will not permit you to make withdrawals or transfers of the collateral amount while the loan is outstanding. There are no tax consequences to you from obtaining a loan, unless you do not make repayments when they are due. For a Collateralized Loan, you can only borrow to the extent that you have allocated a sum equal to 120% of the loan amount to the General Account. If you do not have 120% of the loan amount (in addition to sums already serving as collateral for other loans) in the General Account and do not allocate additional amounts to the General Account from your Account Value allocated to other Investment Alternatives to achieve such 120%, you cannot borrow that loan amount. We do not transfer amounts to the General Account for purposes of satisfying the collateral requirement on your behalf unless we are instructed by you to transfer from other Investment Alternatives to the General Account.
The interest rate for a Collateralized Loan is 3% higher than the General Account interest rate credited to amounts held in the General Account as collateral security. For Collateralized Loans, you will pay interest on the loan, but the amount we hold in the General Account as collateral for your loan will accrue interest. The amount held in the General Account as collateral for a loan that is a Collateralized Loan may earn interest at a rate different and lower than the rates earned by other amounts in the General Account and the interest it earns may be lower than the returns of some or all of the Subaccounts .
For Uncollateralized Loans, the loan amount is withdrawn from your Account Value. The interest rate for an Uncollateralized Loan is the Prime Rate +1%, which you pay to your Account. As such, we do not receive any portion of the interest paid. For uncollateralized loans, where a Trustee has been appointed, (a) for loans repaid by payroll deduction we charge a non-refundable origination fee of $75.00 and a non-refundable annual fee of $15.00 per year and (b) for loans paid through Home Billing we charge a non-refundable origination fee
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of $350.00. The origination fees, and the annual fees through the stated maturity of an uncollateralized loan repaid by payroll deduction, are collected at the time the loan is originated and deducted from the loan proceeds. These fees are non-refundable and will not be returned if the loan is repaid in advance of the stated maturity date. The interest rate for each loan you take is determined at the time you take the loan and remains fixed for the life of that loan.
Payments of principal and interest that are not made by payroll deduction are due at least quarterly. The due dates for payments of principal and interest made by payroll deduction will be based on your employer’s payroll frequency.
Any loan shall be repaid within five years, except a loan used to purchase a primary residence of the Participant may be repaid over a period not to exceed ten years. Your repayment schedule will provide for substantially level amortization of the loan over the applicable period, which means that your payments will be substantially equal (subject to changes in the interest rate on your loan, if any). Your payments will be by payroll deduction in accordance with your payroll schedule or as otherwise permitted by the Code.
If you terminate your employment while a loan remains outstanding, you will be billed for your loan repayments.
All Plans require authorization by the Employer or third party administrator, as applicable, for Participant loans.
Amounts borrowed in a Collateralized Loan or Uncollateralized Loan do not participate in the Subaccount investment experience. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest.

Administrative Provisions
How to Make Allocation Changes, Transfers and Withdrawals

In Writing. You must give instructions on our forms, and in accordance with our procedures, to change the allocations among Investment Alternatives for future Contributions, to transfer your Account Value among Investment Alternatives or to make withdrawals from your Account Value. Certain withdrawals require the written consent of the Eligible Spouse.
By Telephone or Website. You may call us at 800.468.3785 or visit our website at www.mutualofamerica.com to obtain information about your Account Value, to change the allocations among Investment Alternatives for future Contributions and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide your personal identification number (PIN) or identifying personal information to provide instructions by telephone. You may not make withdrawals by telephone or website; however certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website.
Our Home Office, Processing Center and Regional Offices. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Withdrawal Processing Center, where withdrawals are processed and for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives by U.S.P.S. regular mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598. You may obtain the address of the Regional Office that provides services for your Contract by calling 800.468.3785 or by visiting our website at mutualofamerica.com.
Confirmation Statements. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation instruction changes, except when made via our website, and for Contributions by you or by your employer on your behalf, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement.
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Contacting Mutual of America. Our Home Office address is:
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
You can obtain the address of your Regional Office by calling our toll-free number, 800.468.3785 or by visiting our website at www.mutualofamerica.com.
Participants and Contractholders must send in writing all notices and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or website, as described above.
Where You Should Direct Requests You may request an allocation change or a transfer of Account Value among Investment Alternatives by calling 800.468.3785, visiting our website at mutualofamerica.com, or sending your written request to our Financial Transaction Processing Center. The address is:
Mutual of America Life Insurance Company
Financial Transaction Processing Center
1150 Broken Sound Parkway NW
Boca Raton, FL 33487-3598
For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website, or you may make a withdrawal request by writing to our Withdrawal Processing Center. Written requests to the Withdrawal Processing Center should be sent to:
Mutual of America Life Insurance Company
Withdrawal Processing Center
1150 Broken Sound Parkway NW
Boca Raton, FL 33487-3598
You should use our forms to submit written requests to us; incomplete, unclear or unsigned forms will be returned without action.
Assignment, Modification or Discontinuance of Contracts

Assignment of Contracts. Contractholders and Participants may not assign or transfer a Contract or any rights under a Contract, except as otherwise required or permitted by law.
Modification of Contracts. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement of the change or waiver.
We may change a Contract at any time by amendment or replacement, provided we give the Contractholder at least 60 days’ notice, without the consent of the Contractholder, any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change.
Discontinuance of a Contract. A Contractholder, at its discretion, may discontinue a Contract as of the first of a month that is at least 30 days after we receive notice of the discontinuance. We may discontinue a Contract upon at least 31 days’ notice to the Contractholder, during which time the Contractholder may cure any remediable defaults, if (1) the Contractholder fails to remit payment of the Contractholder’s administrative charges within 31 days after payment is due; (2) the Contractholder fails to meet the requirements of the Contract or abide by the terms of the Contract; (3) the class of group annuity contracts to which the Contract belongs is discontinued by the Company; or (4) the Contractholder elects not to use the online retirement plan administration system provided by us or a subsidiary. For Contracts issued to 401(a) and 401(k) plans, we may also discontinue the Contract if a modification to the Contract is necessary in order to comply with federal or state requirements, including ERISA, and the Contractholder refuses to accept a modification of the Contract or a substantially similar contract offered by the Company that incorporates such modification. Additionally, the
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Company may discontinue the Contract without notification to the Contractholder if mail addressed to the Contractholder at the last address on record with the Company has been returned as undeliverable and the Contractholder has not provided the Company with a new address within 60 days of the date such mail is returned.
Impact of Discontinuance of a Contract. Our discontinuance of a Contract will be effective as of a date we specify in writing that provides the Contractholder with at least 31 days’ advance notice in which to cure any remediable defaults, except that no such notice is required if mail to the Contractholder is returned as undeliverable.
Discontinuance of a Contract does not relieve the Contractholder of its obligations under the Contract or the Plan, and amounts accumulated for Participants will remain under the Contract. Upon discontinuance:
•
the Contractholder may not make any further Contributions,
•
all administrative services to the Contractholder shall terminate,
•
If requested by a Contractholder we may transfer to another insurance company or for 401(a) Thrift contracts, to a trustee of a trust established under the applicable Plan, or, for 403(b) Thrift Plans, to another financial institution that issues 403(b) Thrift Plan annuities or other permissible funding products, all amounts accumulated under the Contract in accordance with the discontinuance rules as described above. A transfer will require the consent of Participants in connection with 403(b) Thrift Plans, except that such consent is not required for Contracts issued to fund 403(b) Thrift Plans after January 1, 2009. Participant consent will not be required for an existing Contractholder under a Contract issued prior to January 1, 2009 that requests and accepts a rider to its Contract or a replacement Contract permitting transfers without the consent of Participants upon discontinuance, if the Contractholder meets our requirements, which may involve providing documents we request of all Contractholders with such rider. The transfer to another insurance company or financial institution will be made no later than 30 days (or later date requested by the Contractholder) after we have received a written request from the Contractholder for the transfer, provided we have been furnished with all information necessary to effect the transfer. A Plan may be terminated upon the distribution of all assets under the Plan. Existing Contractholders that have not been issued this rider may request the addition of such rider permitting transfers without the consent of participants and termination of the relevant Plan, if they meet our requirements, and
•
If provided by your Contract, under a plan to terminate the Plan the Contractholder may, subject to the terms of the Plan and the requirements of the Code, instruct us to distribute your Account Value to you in a lump sum or purchase paid-up annuity benefits for you. We will withdraw your Account Value and pay you the lump sum or purchase the paid-up annuity benefits within 30 days of the Valuation Day upon which we calculate your Account Value following such instructions.
Following a discontinuance for any of the reasons specified above, with regard to amounts that have not been withdrawn, each Participant whose assets have not been withdrawn can change allocations, make transfers and make full or partial withdrawals, but is not permitted to add assets.
Notice of Amendment and Option to Discontinue. We will provide Contractholders with a written notice and an explanation concerning substantive amendments of the Contracts, including any amendments necessary to comply with federal or state law requirements, at least 60 days before the effective date of the amendment. A Contractholder may discontinue its Contract if it does not want to accept the amendments; however, any funds under a discontinued Contract that are not withdrawn remain subject to the Contract, as amended.

Taxes
For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.
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Obtaining Tax Advice

The discussion below of the current federal tax status and consequences for Participants under the Contracts does not cover every situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to state and local taxes and state and local tax treatment may not conform to federal tax law. For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information before taking any actions that could have tax consequences.
Payments Under Annuity Contracts Generally

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under the Contracts. The general rule is that you must receive a payment under a Plan in order to be subject to income taxation. You do not include in your gross income the interest and investment earnings we credit to your Account Value until you withdraw or otherwise receive such amounts. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as a distribution and accelerate the taxability of investment earnings.
Under general tax rules, when you receive a Plan distribution or Annuity Payments, all or part of the payment will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an investment in the Contract, which generally is the amount of after-tax Contributions that you have made and not previously withdrawn. The taxation of distributions from Designated Roth Accounts is determined separately from the taxation of your Employee Contribution Account and Rollover Contribution Account. In addition, qualified distributions from Designated Roth Accounts are not taxable.
A Participant in a 403(b) Thrift Plan will not have any investment in the Contract (unless the Participant has a Designated Roth Account or if the Participant has previously defaulted on a loan and received a deemed distribution). A Participant in a 401(a) or 401(k) Thrift Plan may have an investment in the Contract, depending on whether the Plan provides for after-tax Contributions or the Participant has a Designated Roth Account (or if the Participant has previously defaulted on a loan and received a deemed distribution).
The following are general concepts, applicable for the discussion below about specific types of distributions.
•
If you do not have an investment in the Contract, you must include in gross income the entire amount received during the tax year.
•
If you do have an investment in the Contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.
•
The amount you may exclude from gross income each year represents a partial return of your Contributions, if any, that you made with after-tax dollars (i.e., Contributions that you did not deduct or exclude from gross income for the tax year when the Contributions were made).
•
The simplified method is used to determine the percentage of Annuity Payments that you may exclude from gross income for a tax year. The percentage you may exclude is calculated by dividing your investment in the Contract by your total anticipated payments from the Contract.
Withdrawals. When you withdraw a portion of your Account Value, under 403(b) and 401(k) Contracts, Rollover Contributions are withdrawn first, vested Employer Contributions are withdrawn next and then Contributions made by the Employee. Under 401(a) Contracts, Rollover Contributions are withdrawn first, then after tax Employee Contributions are withdrawn on a pro rata basis and then Employer Contributions. If you receive amounts (that are not Annuity Payments) under a Contract when you have an investment in the Contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the Contract by your vested Account Value as of the date of the distribution. The Internal Revenue Service may indicate another date for valuing Account Values for this purpose.
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Single Sum Payments. If you receive a single sum payment of the Account Value, you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the Contract, if any. Special income tax treatment may be available if a payment constitutes a “lump sum distribution” made from a retirement plan meeting the requirements of Section 401(a) of the Code.
Annuity Payments. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the simplified method to determine the amount to exclude from gross income for the tax year of the distribution.
The simplified method continues to apply until you recover the investment in the Contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year. If your death occurs before you have recovered the investment in the Contract, the unrecovered amount may either be deducted on the final income tax return for your last taxable year or by the Beneficiary.
Special Treatment for Designated Roth Contributions. If permitted by your Plan, you may irrevocably designate a Contribution as a Designated Roth Contribution, to be deposited into a Designated Roth Account. While a Designated Roth Contribution is not excludable from your gross income when made, a qualified distribution from a Designated Roth Account is not includible in your gross income when distributed.
A qualified distribution is generally a distribution made:
1.
After the end of the five-year period beginning with the year in which you first made a contribution to any Designated Roth Account under the Plan; and
2.
In one of the following circumstances:
a.
You are age 59½ or older, or
b.
You have died or become disabled.
A deemed distribution due to your default on a loan from your Designated Roth Account is not a qualified distribution, even if it otherwise meets these requirements.
The taxable portion of any distribution from a Designated Roth Account that is not a qualified distribution will be determined by applying the general tax concepts described above as if your Designated Roth Account were a separate contract, (i.e., by dividing your investment in the contract) by your Designated Roth Account balance as of the date of the distribution.
Penalty Taxes for Premature Withdrawals

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on your premature withdrawals, which are withdrawals before you have reached age 59½. This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income.
In general, the taxable amount of a withdrawal before you reach age 59½ is not subject to a penalty tax if:
1.
You have died or become disabled;
2.
The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary;
3.
The withdrawals are to pay your medical expenses or those of your spouse or dependents, if the medical expenses would be deductible by you for federal income tax purposes. (generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 10% of the taxpayer’s adjusted gross income);
4.
You ended your employment with the Employer during or after the year you attained age 55;
5.
You have opted out of participation in a Plan that provides for automatic enrollment within 90 days of your first automatic deferral; or
6.
You take a qualified birth or adoption distribution.
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There may be additional exceptions available in certain circumstances, and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.
Exclusion of Contributions from Gross Income

403(b) Thrift Plan Contracts. We offer the Contract for Thrift Plans designed to meet the requirements of Section 403(b) of the Code. Under Section 403(b), Participants who are employees of public schools and organizations that are exempt from tax under Section 501(c)(3) of the Code may exclude from their gross income the Contributions applied to purchase annuity contracts on their behalf. This exclusion is subject to the following limits:
•
The aggregate Contributions per year for each employee cannot exceed the contribution limitation in Section 415(c) of the Code.
•
If you make Contributions under a salary reduction agreement, an additional limitation contained in Section 402(g) of the Code is applicable.
Contributions that you may exclude usually are limited to the smaller amount under these provisions. In general, the limitations are as follows:
•
The Contributions to the Plan cannot exceed the lesser of $66,000 for 2023 (indexed for inflation in later years), or 100% of your includable compensation (before salary reduction contributions);
•
Your contributions through salary reduction may not exceed $22,500 for 2023 (indexed for inflation in subsequent years). A special “catch-up” contribution, available to employees with 15 or more years of service with the same Employer who have not made maximum contributions in prior years, may increase that amount by up to $3,000 per year, to a maximum life-time “catch-up” of $15,000. If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $7,500 for 2023 (indexed for inflation in later years). Designated Roth Contributions and Contributions are combined to determine your annual contribution amounts.
Designated Roth Contributions are not excludable from your gross income.
401(a) Thrift Plan Contracts and 401(k) Plans. You may not exclude or deduct Contributions from your gross income, unless your Plan is subject to Code Section 401(k). For 401(k) plans, you may exclude from gross income your salary reduction Contributions of up to $22,500 for 2023 (indexed for inflation in subsequent years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $7,500 for 2023 (indexed for inflation in later years). For SIMPLE 401(k) Plans, that Participant Contribution limit is reduced to $15,500 for 2023 and indexed for inflation in later years. If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $3,500 for 2023 (indexed for inflation in later years). Designated Roth Contributions are included in these limits.
The total amount of Contributions made by you and by the Employer on your behalf for any year is limited to the lesser of $66,000 for 2023 (indexed for inflation in later years) or 100% of your includable compensation (but before any salary reduction contributions that are excludable from gross income).
Contributions by or for you to other employer retirement plans may reduce the above limits for you.
Designated Roth Contributions are not excludable from your gross income.
Minimum Required Distributions

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions beginning at a certain time (called the “Required Beginning Date”) under any of the Plans for which we issue Contracts. For Plans subject to Code Section 403(b), you may take the required amount from a Contract we have issued, or from other contracts of the same type that you own.
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You generally must begin taking distributions of Account Value by not later than your required beginning date, which beginning in 2023 is the later of April 1 of the year following the year you reached age 73, unless you are still employed (subject to certain restrictions if you own 5% or more of the Plan Sponsor). A Plan, however, may require you, if you are still employed, to begin receiving minimum distributions at age 72. If you reached age 70½ during a year prior to 2020, you were required to begin taking distributions of Account Value by April 1 of the year following the year you reached age 70½. However, the Coronavirus Aid, Relief, and Economic Security (CARES) Act waived all minimum required distributions for 2020.
We will provide explanatory information to Participants before their Required Beginning Dates. If, in any year, you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 50% of the difference between the required minimum and the actual amount you withdrew in that year. In addition, the Plan may make the minimum payment to you without your consent.
Federal tax law provisions concerning distributions upon the death of a Participant may reduce the period over which a Beneficiary may take or defer receipt of the death benefit.
Federal Estate Taxes

The death benefit payable to your Beneficiary is included in your estate for federal estate tax purposes, except in limited circumstances. See “Obtaining Tax Advice” under “Taxes.”
A Beneficiary generally will not receive a “stepped-up basis” for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called “income in respect of a decedent” (IRD), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See “Obtaining Tax Advice” under “Taxes.” If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes.
A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary’s particular situation.
Withholding on Annuity Payments and Other Distributions

We are required to withhold federal income tax on Annuity Payments and other distributions, such as single sum distributions or withdrawals. In addition, certain states require us to withhold if federal withholding is applicable. In some instances, you may elect to have us not withhold federal income tax.
Most withdrawals are subject to mandatory automatic 20% federal income tax withholding for any eligible rollover distribution unless you elect to have us pay the withdrawal directly, as a federal income tax-free rollover, to another eligible plan or an IRA. The same rules generally apply to payments of death benefits to a Beneficiary, or to payments to a spouse or former spouse in connection with a divorce or separation decree or court order. A direct rollover to an IRA by a surviving spouse Beneficiary, or a direct transfer to an inherited IRA by a non-spouse Beneficiary, is not subject to federal income tax withholding. For purposes of these withholding and rollover rules, a “spouse” means only a spouse recognized under federal law.
The mandatory 20% tax withholding also does not apply to any distribution that is:
•
one of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary, or a specified period of 10 years or more,
•
a minimum distribution required under Section 401(a)(9) of the Code,
•
a hardship withdrawal if permitted by the Plan,
•
a qualified distribution from a Designated Roth Account, or
•
a qualified birth or adoption distribution.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless Participant elects not to have federal income tax withheld.
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When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or the Beneficiary) of possible elections to be made. Participants and Beneficiaries should carefully review information they receive from us.

Legal Proceedings
We are engaged in litigation of various kinds, which in our judgment are not likely to have a material adverse effect on the Separate Account, the ability of Mutual of America Securities LLC to perform under its principal underwriting contract with the Separate Account, or the Company’s ability to meet its obligations under the Contracts. There are no legal proceedings pending to which the Separate Account is a party.

Financial Statements
The required financial statements for each of Mutual of America and the Separate Account appear in the Statement of Additional Information, which you can obtain from us free of charge.
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Appendix A: Underlying Funds Available As Investment Options Under the Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/ThriftFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	Mutual of America Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.14%	28.50%	18.28%	16.63%
Equity Fund Seeks to outperform S&P 500® Index* by investing in a diversified portfolio of primarily common stocks	Mutual of America All America Fund Adviser: Mutual of America Capital Management LLC	0.49%	27.07%	15.82%	14.61%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.80%	32.29%	6.94%	9.80%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.80%	10.38%	16.72%	13.66%
*
“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	Mutual of America Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	26.56%			10.74%[2]
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.65%	34.35%	11.62%	12.11%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	Mutual of America Mid-Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	24.56%	12.89%	14.01%
Equity Fund Seeks capital appreciation	Mutual of America International Fund Adviser: Mutual of America Capital Management LLC	0.31%	10.37%	9.27%	7.79%
Equity Fund Seeks capital growth	American Century VP Capital Appreciation Fund Adviser: American Century Investment Management, Inc.	0.56%	11.57%			20.29%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company.	0.57%	5.16%	13.53%	8.94%
Equity Fund Seeks capital appreciation	Delaware VIP® Small Cap Value Series Adviser: Delaware Management Company	0.75%	34.42%	9.54%	12.08%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.48%	22.78%	23.81%	19.25%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: Other investment advisers serve as sub-advisers.	0.51%	24.89%	11.95%	12.53%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: Other investment advisers serve as sub-advisers.	0.60%	27.83%	20.17%	16.64%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: Other investment advisers serve as sub-advisers.	0.61%	25.60%	13.60%	13.29%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P,	0.81%	23.79%	11.33%	12.92%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	29.41%	17.25%	16.18%
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.79%	27.57%	15.63%	15.06%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	30.99%	12.42%	13.59%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.89%	23.48%	15.72%	14.36%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	17.62%	23.28%	19.23%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC.	0.28%	30.47%	13.52%	13.15%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.38%	-1.54%	20.47%	13.57%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	-10.43%	16.82%	15.54%
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	40.21%	11.25%	11.43%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	Mutual of America Money Market Fund Adviser: Mutual of America Capital Management LLC	0.26%	-0.17%	0.90%	0.41%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital.	Mutual of America Mid-Term Bond Fund Adviser: Mutual of America Capital Management LLC	0.44%	-2.02%	2.35%	2.18%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	Mutual of America Bond Fund Adviser: Mutual of America Capital Management LLC	0.43%	-2.45%	2.99%	3.11%
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC.	0.52%	5.74%	5.49%	3.21%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	-1.72%	3.50%	2.77%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.	Mutual of America Composite Fund Adviser: Mutual of America Capital Management LLC	0.46%	16.48%	11.25%	10.14%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: Other investment advisers serve as sub-advisers.	0.59%	9.92%	10.01%	8.65%
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management.	0.63%	15.12%	12.49%	10.48%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	Mutual of America Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.37%	7.82%	7.46%	6.56%
Balanced Fund Seeks capital appreciation and current income	Mutual of America Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.27%	14.19%	10.55%	9.56%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.29%	18.21%	12.32%	11.59%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	Mutual of America Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.44%	5.77%	6.16%	5.84%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2015 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.44%	8.11%	7.57%	7.78%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2020 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.39%	9.80%	8.74%	8.84%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2025 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.37%	11.96%	9.91%	10.02%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2030 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.34%	15.29%	11.23%	11.11%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2035 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.33%	17.84%	12.22%	11.90%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2040 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.30%	19.89%	12.79%	12.26%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2045 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.31%	20.57%	12.90%	12.31%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2050 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.30%	20.82%	12.93%		11.98%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2055 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.33%	21.11%	13.03%		13.22%[5]

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2060 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.40%	21.60%			13.24%[6]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2065 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.27%	21.73%			29.37%[7]

The reported expense ratio for the following funds is net of fee waivers that may not continue: Mutual of America Small Cap Equity Index Fund, American Century VP Capital Appreciation Fund, American Funds Insurance Series New World Fund, Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio, Victory RS Small Cap Growth Equity VIP Series, Mutual of America 2065 Retirement Fund. Refer to the prospectuses of the Underlying Funds for more information.
2
Since inception date July 2, 2018.
3
Since inception date September 22, 2017.
4
Since Inception date October 1, 2012.
5
Since inception date October 1, 2016.
6
Since inception date July 2, 2018.
7
Since inception date August 3, 2020.

Appendix B: General Account Operations
This Appendix B provides more information about our General Account’s operations and the risks of allocating Contributions to the General Account compared to allocating Contributions to the Separate Account. Contributions held in our General Account may pose different risks to Participants and Plans than Contributions supported by assets of our Separate Account.
When a Participant or Plan allocates contributions to our General Account, the contributions are commingled with our corporate funds and assets (excluding Separate Account assets and special deposit funds). We combine in our General Account contributions and premiums from all lines of business. Assets in our General Account are not segregated for the exclusive benefit of any particular policy or obligation, although experience rated General Account policies may share in the experience of the General Account through interest credits, dividends or rate adjustments.
We invest the pooled amounts in our General Account. Most General Account investments are maintained at book value (relating to our purchase price for the investments), while Separate Account investments are maintained at market value, which fluctuates according to market conditions.
Our General Account assets in the aggregate support our General Account obligations under all of our insurance contracts, including (but not limited to) our individual and group life, health, disability, fixed annuity contracts and variable accumulation annuity contracts (other than separate account obligations). General Account assets also are available to us for the conduct of our routine business activities, such as the payment of salaries, rent, other ordinary business expenses and dividends. In the event of our insolvency, funds in our General Account would be available to meet the claims of our general creditors, after payment of amounts due under certain priority claims, including certain amounts owed to Participants. Participants should consider our claims paying ability and financial strength when allocating amounts to the General Account.
We determine and periodically declare the fixed interest rate return (referred to as the credited interest rate) to be credited to amounts under the Contracts held in our General Account, including the extent and frequency credited interest rates may be changed. We also determine the manner in which interest is credited during the term of the Contracts and upon their termination. Members of Mutual of America’s senior management in their discretion from time to time determine credited interest rates upon consideration of the following factors:
•
Reasonable classifications of different types of policies.
•
Expected benefit payments, expenses (including the on-going costs of business operations), risk charges, mortality, persistency and actual investment earnings properly allocable to each class of policies, under generally accepted actuarial and accounting principles.
•
The ability of each class of policies to be self-supporting over the long run and, in addition, to allow for a permanent contribution to our surplus of such magnitude that in combination with similarly derived contributions from all classes of policies, our long-term financial strength and stability will be assured so that we can meet our long-term obligations to policyholders. In doing so, there is no requirement that each class of policies make a contribution to surplus every year, since uneven incidence of expenses and experience fluctuations may make that impractical.
•
The potential impact of any credited interest rate decision on both short-term and long-term operating gains or losses, including the immediate and long-term impact on our surplus position, as well as the impact of current and anticipated economic and financial market conditions.
•
Compliance with applicable statutory and regulatory requirements.
•
Competitiveness of rates in light of industry practices and trends current at the time.
We use an overall portfolio approach for determining credited interest rates. This means that one rate is applied to all amounts placed in our General Account for each class of contracts without regard to when such amounts were deposited to our General Account. The credited interest rate, when declared, is applied on a daily basis to all funds accumulated in the General Account. We reserve the right to change this credited rate
B-1

at any time. The credited interest rate may not be less than the minimum rate, if any, set forth in your Contract. If we declare a credited interest rate higher than such minimum rate, if any, set forth in your Contract, the higher credited interest rate will remain in effect until changed.
All amounts accumulated in our General Account (including credited interest) for Participants are guaranteed by us. Amounts held for a Participant are payable in full upon the Participant’s request for transfer, payment, withdrawal or discontinuance, subject to Plan provisions, the deduction of any otherwise payable administrative charges and subject to any amounts that serve as collateral for loans under a Plan. Generally, Contractholders are provided with a written notice of any changes to the interest rates applicable to amounts in our General Account, prior to the implementation. The credited interest rate applicable to amounts in our General Account is indicated in Participants’ quarterly statements.
We determine the administrative charges, fees, expenses or other amounts (referred to as “administrative charges”) that are, or may be, assessed against the General Account or Separate Account or deducted by us from Account Values maintained by Participants in the General Account and Subaccounts, including the extent and frequency with which such administrative charges may be modified. Periodically, we review the administrative charges under the Contracts, taking into consideration the types of factors listed above for determining credited interest rates. Subject to the restrictions referred to in the Prospectus, we reserve the right to change the administrative charges. We also reserve the right to change the services we make available to Contractholders and Participants. We will provide written notices to Contractholders, and to Participants when required, when administrative charges are amended, modified, added or deleted, prior to the imposition of any change. Administrative charges are usually payable on a monthly basis, but may be payable on the occurrence of certain events. Each Participant’s quarterly statements reflect direct deductions from the Participant’s Account Value in the Separate Account or General Account. The Annual Pension Fund Report to Contractholders also reflects deductions and charges paid by the Contractholders.
A plan’s legal rights vary for contract amounts under our General Account and Separate Account. In general, we are subject to ERISA’s fiduciary responsibility provisions with respect to the assets of a separate account (other than a separate account registered under the Investment Company Act of 1940 such as the Separate Account) to the extent the investment performance of such assets is passed directly through to plan participants or contractholders. ERISA requires insurers, in administering separate account assets that are subject to ERISA’s fiduciary rules, to act solely in the interest of a plan’s participants and beneficiaries; prohibits self-dealing and conflicts of interest; and requires insurers to adhere to a prudent standard of care. In contrast, ERISA’s fiduciary rules generally do not apply to assets held in the general account of an insurance company if the general account meets the definition of “guaranteed benefit policy” under Section 401(b)(2)(B) of ERISA. We believe that our General Account meets the definition of “guaranteed benefit policy,” and therefore assets held in our General Account are not “plan assets” under ERISA.
State regulation is typically more restrictive with respect to our General Account than our Separate Account. However, state insurance regulation may not provide the same level of protection to plan participants as ERISA regulation. In addition, our General Account contracts often include various guarantees under which we assume risks relating to the funding and distribution of benefits. We do not provide any guarantees with respect to the investment returns on allocations to the Separate Account.
B-2

Mutual of America Separate Account No. 2
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about this Contract and Separate Account No. 2. The Registration Statement includes this Prospectus, a Statement of Additional Information (the “SAI”), and exhibits, dated May 1, 2023.
Statement of Additional Information. The SAI contains additional information about this Contract, the Separate Account, and our operations. We incorporate the SAI into this Prospectus by reference.
How to Obtain the SAI and Reports.
You may obtain a free copy of the SAI by:
•
writing to Mutual of America at 320 Park Avenue, New York, NY 10022-6839, or
•
calling 800.574.9267 and asking for Mutual of America.
You may obtain the Prospectus, SAI and other information free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.
The SEC has a website at http://www.sec.gov. You may obtain the Contract registration statement, including the SAI, through that SEC website. You also may obtain copies of reports and other information about the Separate Account, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov.
Where to Direct Questions. To request other information about the Contracts, or to make investor inquiries about the Separate Account, you also can contact your registered representative at Mutual of America.
Investment Company Act of 1940 File Number 811-03996
Securities Act of 1933 Registration Number 33-11023
EDGAR Contract identifier C000025766.

Prospectus dated May 1, 2023

STATEMENT OF ADDITIONAL INFORMATION
FOR
GROUP AND INDIVIDUAL VARIABLE ACCUMULATION ANNUITY CONTRACTS

including
Thrift Plan Contracts
Tax-Deferred Annuity Contracts
Voluntary Employee Contribution Contracts
Section 457 Contracts
Individual Retirement Annuity Contracts
Flexible Premium Annuity Contracts
Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue
New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (SAI) expands upon subjects we discuss in the current Prospectuses and Summary Prospectuses for the Contracts that we offer (“Contracts”).
You may obtain a copy of the Prospectus or Summary Prospectus, dated May 1, 2023, by calling 800.574.9267 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.
This Statement Of Additional Information Is Not A Prospectus, And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2023

GENERAL INFORMATION
Mutual of America

Mutual of America Life Insurance Company (“Mutual of America,” or the “Company,” “we,” “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2022, we had total assets, on a consolidated basis, of approximately $28.3 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940 for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS
The Prospectus discusses the principal risks associated with the Contracts, which include the financial risks associated with an investment in the Subaccounts and the Interest Accumulation Account, and that as designed to serve the pension, retirement or long-term savings needs, the Contracts are not designed to be source of ready liquidity. Some non-principal risks include, among other things:
•
Contribution limits. As discussed in the “Taxes” section of the Prospectus, an employee participating in certain tax-qualified defined contribution plans is subject to an annual contribution limit. Thus, the Contract is not an investment vehicle to which an employee can make unlimited Contributions (if such a feature were desired).
•
Low interest rates. The low interest rate environment that has persisted since 2008 has impacted annuities in several ways, including (a) low crediting rates for fixed general account products (like the Interest Accumulation Account) and (b) possible reductions to annuity purchase rates – thereby lowering annuity payments.

SERVICES
Expenses Paid by Third Parties

We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive, and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge applicable to assets invested in those Subaccounts. Those reimbursements are described in detail in the Separate Account Charge Reduction – Reimbursement from Fidelity, MFS, PIMCO, T. Rowe Price, and Victory section of the Prospectus.
Service Providers

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts. Mid-Atlantic Trust Company, located at 1251 Waterfront Place, Suite 510, Pittsburgh, PA 15222, provides trading and custodial services for the shares of the Underlying Funds owned by us.
KPMG LLP, located at 345 Park Avenue, New York, NY 10154, is the independent registered public accounting firm of the Separate Account. They have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002. They have audited the accompanying statements of assets and liabilities of the subaccounts, each a subaccount comprising Mutual of America Separate Account No. 2 (the Subaccounts), as of December 31, 2022, the related statements of operations for the year or period listed, the statements of changes in net assets for each of the years or periods listed, and the related notes, including the financial highlights for each of the years or periods indicated (collectively, the financial statements).

PURCHASE OF SECURITIES BEING OFFERED
Information on purchase of the Contracts and exchange privileges between the subaccounts is set forth in the Prospectus. We do not charge a sales load in connection with sales of the Contract.
We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

UNDERWRITER
Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.
We offer the Contracts for sale on a continuous basis through certain of our employees. Securities LLC has no employees, and all registered representatives of Securities LLC are employees of Mutual of America. Pursuant to a Distribution Agreement between Securities LLC and us, we cover the expenses incurred by Securities LLC to distribute the Contracts.

CALCULATION OF PERFORMANCE DATA
Money Market Fund

Regulations adopted by the SEC require us to disclose the current annualized yield of the Money Market Subaccount of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio or on their respective portfolio securities. This is called yield. The SEC also permits us to disclose the effective yield of the Money Market Subaccount of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the effective yield.
Yield and effective yield reflect our deductions from the Subaccount for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio, and can be negative. The yield excludes the monthly charges equaling the lesser of $2.00 or ½ of 1% of account value.
From time to time, we will include quotations of the yield or performance of the Separate Account’s Money Market Subaccount in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:
A.
Yield is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.
B.
Effective yield is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:
Effective Yield = [Base Period Return + 1)365/7] – 1.
Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	Traditional IRA, Roth IRA, Inherited IRA
Standard Current Yield for the Seven-Day Period Ended December 31, 2022	-1.60%

Mutual of America Variable Insurance Portfolios Money Market Portfolio Subaccount of the Separate Account	FPA
Standard Current Yield for the Seven-Day Period Ended December 31, 2022	-1.03%

Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	All Other Contracts
Standard Current Yield for the Seven-Day Period Ended December 31, 2022	-2.05%
Tier 1 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2022	-0.95%
Tier 2 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2022	-1.05%
Tier 3 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2022	-1.15%

Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	All Other Contracts
Tier 4 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2022	-1.30%
Tier 5 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2022	-1.65%

Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	The Certain National Accounts
Tier 2 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2022	-1.00%
Tier 3 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2022	-1.05%
Tier 4 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2022	-1.10%
Tier 5 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2022	-1.55%

Mutual of America Variable Insurance Portfolios Money Market Portfolio Subaccount of the Separate Account	VEC and Inactive Plan
Current Yield for the Seven-Day Period Ended December 31, 2022	-2.35%
Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Subaccount of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund’s actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio, the types and quality of portfolio securities held by the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio, and its operating expenses.
When communicating total return to current or prospective Participants, we also may compare the Money Market Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.
Subaccounts Other Than Money Market

From time to time, we may include quotations of a Subaccount’s total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:
Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Subaccount is given. Total return quotations reflect changes in the price of a Subaccount’s units and assume that all dividends and capital gains distributions during the respective periods were reinvested in Subaccount units. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):
T = (ERV/P)1/n – 1.
Where:
P = a hypothetical initial payment of $1,000

T = average annual total return
n = number of years
ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.
Average Annual Total Returns (Traditional IRA, Roth IRA, and Inherited IRA Standard Separate Account Annual Expenses) (a)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	27.37%	17.23%	15.16%		02/05/93
Investment Company All America	25.93%	14.80%	13.44%		01/01/85
Investment Company Small Cap Value	31.10%	5.99%	8.66%		07/01/05
Investment Company Small Cap Growth	9.33%	15.68%	12.49%		07/01/05
Investment Company Small Cap Equity Index	25.43%	N/A	N/A	9.74%	07/02/18
Investment Company Mid Cap Value	33.14%	10.62%	10.96%		07/01/05
Investment Company Mid-Cap Equity Index	23.49%	11.90%	12.84%		05/03/99
Investment Company Composite	15.39%	10.26%	9.00%		01/01/85
Investment Company International	9.38%	8.30%	6.67%		11/05/07
Investment Company Money Market	-1.06%	0.00%	-0.64%		01/01/85
Investment Company Mid-Term Bond	-2.90%	1.43%	1.12%		02/05/93
Investment Company Bond	-3.39%	2.06%	2.04%		01/01/85
Investment Company Retirement Income	4.73%	5.21%	4.74%		11/05/07
Investment Company 2015 Retirement	6.91%	6.56%	6.64%		11/05/07
Investment Company 2020 Retirement	8.82%	7.76%	7.71%		11/05/07
Investment Company 2025 Retirement	10.96%	8.92%	8.88%		11/05/07
Investment Company 2030 Retirement	14.25%	10.24%	9.96%		11/05/07
Investment Company 2035 Retirement	16.78%	11.22%	10.75%		11/05/07
Investment Company 2040 Retirement	18.81%	11.79%	11.11%		11/05/07
Investment Company 2045 Retirement	19.49%	11.90%	11.15%		11/05/07
Investment Company 2050 Retirement	19.74%	11.92%	N/A	10.83%	10/01/12
Investment Company 2055 Retirement	20.02%	12.02%	N/A	12.19%	10/01/16
Investment Company 2060 Retirement	20.51%	N/A	N/A	12.21%	07/02/18
Investment Company 2065 Retirement	20.64%	N/A	N/A	28.15%	08/03/20
Investment Company Conservative Allocation	6.85%	6.50%	5.46%		05/20/03
Investment Company Moderate Allocation	13.17%	9.56%	8.43%		05/20/03
Investment Company Aggressive Allocation	17.22%	11.32%	10.43%		05/20/03
Fidelity VIP Equity-Income	23.90%	11.05%	11.48%		05/01/95
Fidelity VIP Asset Manager	9.04%	9.15%	7.63%		05/01/95
Fidelity VIP Contrafund	26.82%	19.21%	15.55%		05/01/95
Fidelity VIP Mid Cap	24.60%	12.70%	12.23%		07/01/05
Vanguard VIF Diversified Value	29.30%	12.50%	11.97%		07/01/05
Vanguard VIF International	-2.42%	19.40%	12.40%		07/01/05
Vanguard VIF Real Estate Index	38.95%	10.25%	N/A	9.65%	08/05/13
Vanguard VIF Total Bond Market Index	-2.60%	N/A	N/A	3.58%	07/02/18
American Century VP Capital Appreciation	10.57%	19.23%	14.80%		01/03/89
American Funds Insurance Series New World	4.22%	12.50%	N/A	7.03%	08/05/13
Calvert VP SRI Balanced	14.09%	11.46%	9.35%		05/13/91
DWS Capital Growth VIP	21.68%	22.70%	18.01%		01/03/89
MFS VIT III Mid Cap Value	30.14%	N/A	N/A	13.09%	07/02/18
Invesco V.I. Main Street Fund	26.43%	14.60%	13.86%		07/01/05
PIMCO VIT Real Return	4.92%	4.59%	N/A	2.63%	08/05/13
T. Rowe Price Blue Chip Growth	16.86%	22.45%	N/A	17.01%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	22.68%	N/A	N/A	14.71%	07/01/19

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Goldman Sachs VIT US Equity Insights	28.25%	N/A	N/A	21.04%	07/01/19
Delaware VIP Small Cap Value Series	33.21%	N/A	N/A	14.66%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.37%	N/A	N/A	20.52%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-11.19%	N/A	N/A	10.15%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(a)
Returns reflect the deduction of Separate Account Annual Expenses of 0.90%, excluding the $2 monthly charge. Returns prior to October 1, 2016 reflect the deduction of Separate Account Annual Expenses of 1.20%.
Average Annual Total Returns (FPA Standard Separate Account Annual Expenses) (b)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Mutual of America VIP Equity Index	27.40%	N/A	N/A	21.78%	01/24/20
Mutual of America VIP All America	26.00%	N/A	N/A	20.59%	01/24/20
Mutual of America VIP Small Cap Value	30.68%	N/A	N/A	13.10%	01/24/20
Mutual of America VIP Small Cap Growth	9.28%	N/A	N/A	23.93%	01/24/20
Mutual of America VIP Small Cap Equity Index	25.44%	N/A	N/A	18.38%	01/24/20
Mutual of America VIP Mid Cap Value	32.71%	N/A	N/A	17.08%	01/24/20
Mutual of America VIP Mid-Cap Equity Index	23.44%	N/A	N/A	18.18%	01/24/20
Mutual of America VIP International	9.54%	N/A	N/A	8.82%	01/24/20
Mutual of America VIP Money Market	-1.06%	N/A	N/A	-0.83%	01/24/20
Mutual of America VIP Mid-Term Bond	-2.62%	N/A	N/A	0.40%	01/24/20
Mutual of America VIP Bond	-3.39%	N/A	N/A	0.28%	01/24/20
Mutual of America VIP Retirement Income	5.10%	N/A	N/A	5.72%	01/24/20
Mutual of America VIP 2015 Retirement	6.41%	N/A	N/A	6.65%	01/24/20
Mutual of America VIP 2020 Retirement	8.54%	N/A	N/A	8.38%	01/24/20
Mutual of America VIP 2025 Retirement	11.15%	N/A	N/A	10.25%	01/24/20
Mutual of America VIP 2030 Retirement	14.53%	N/A	N/A	12.63%	01/24/20
Mutual of America VIP 2035 Retirement	16.50%	N/A	N/A	14.21%	01/24/20
Mutual of America VIP 2040 Retirement	18.16%	N/A	N/A	15.38%	01/24/20
Mutual of America VIP 2045 Retirement	18.54%	N/A	N/A	15.66%	01/24/20
Mutual of America VIP 2050 Retirement	18.87%	N/A	N/A	15.88%	01/24/20
Mutual of America VIP 2055 Retirement	19.13%	N/A	N/A	15.90%	01/24/20
Mutual of America VIP 2060 Retirement	19.61%	N/A	N/A	16.06%	01/24/20
Mutual of America VIP Conservative Allocation	7.31%	N/A	N/A	7.48%	01/24/20
Mutual of America VIP Moderate Allocation	13.67%	N/A	N/A	11.77%	01/24/20
Mutual of America VIP Aggressive Allocation	17.38%	N/A	N/A	14.92%	01/24/20
Fidelity VIP Equity-Income	23.90%	11.05%	11.48%		05/01/95
Fidelity VIP Asset Manager	9.04%	9.15%	7.63%		05/01/95
Fidelity VIP Contrafund	26.82%	19.21%	15.55%		05/01/95
Fidelity VIP Mid Cap	24.60%	12.70%	12.23%		07/01/05
Vanguard VIF Diversified Value	29.30%	12.50%	11.97%		07/01/05
Vanguard VIF International	-2.42%	19.40%	12.40%		07/01/05
Vanguard VIF Real Estate Index	38.95%	10.25%	N/A	9.65%	08/05/13
Vanguard VIF Total Bond Market Index	-2.60%	N/A	N/A	3.58%	07/02/18
American Century VP Capital Appreciation	10.57%	19.23%	14.80%		01/03/89
American Funds Insurance Series New World	4.22%	12.50%	N/A	7.03%	08/05/13
Calvert VP SRI Balanced	14.09%	11.46%	9.35%		05/13/91
DWS Capital Growth VIP	21.68%	22.70%	18.01%		01/03/89
MFS VIT III Mid Cap Value	30.14%	N/A	N/A	13.09%	07/02/18
Invesco V.I. Main Street Fund	26.43%	14.60%	13.86%		07/01/05
PIMCO VIT Real Return	4.92%	4.59%	N/A	2.63%	08/05/13

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
T. Rowe Price Blue Chip Growth	16.86%	22.45%	N/A	17.01%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	22.68%	N/A	N/A	14.71%	07/01/19
Goldman Sachs VIT US Equity Insights	28.25%	N/A	N/A	21.04%	07/01/19
Delaware VIP Small Cap Value Series	33.21%	N/A	N/A	14.66%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.37%	N/A	N/A	20.52%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-11.19%	N/A	N/A	10.15%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(b)
Returns reflect the deduction of Separate Account Annual Expenses of 0.90%, excluding the $2 monthly charge. Returns prior to October 1, 2016 reflect the deduction of Separate Account Annual Expenses of 1.20%. Not applicable to the Mutual of America Variable Insurance Portfolios.
Average Annual Total Returns (All Other Contracts Standard Separate Account Annual Expenses) (c)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	26.80%	16.72%	14.90%		02/05/93
Investment Company All America	25.36%	14.31%	13.19%		01/01/85
Investment Company Small Cap Value	30.51%	5.53%	8.42%		07/01/05
Investment Company Small Cap Growth	8.84%	15.18%	12.24%		07/01/05
Investment Company Small Cap Equity Index	24.86%	N/A	N/A	9.25%	07/02/18
Investment Company Mid Cap Value	32.55%	10.14%	10.71%		07/01/05
Investment Company Mid-Cap Equity Index	22.94%	11.41%	12.59%		05/03/99
Investment Company Composite	14.87%	9.78%	8.76%		01/01/85
Investment Company International	8.89%	7.83%	6.43%		11/05/07
Investment Company Money Market	-1.51%	-0.44%	-0.86%		01/01/85
Investment Company Mid-Term Bond	-3.33%	0.99%	0.89%		02/05/93
Investment Company Bond	-3.83%	1.62%	1.81%		01/01/85
Investment Company Retirement Income	4.26%	4.76%	4.51%		11/05/07
Investment Company 2015 Retirement	6.43%	6.10%	6.40%		11/05/07
Investment Company 2020 Retirement	8.33%	7.30%	7.47%		11/05/07
Investment Company 2025 Retirement	10.46%	8.45%	8.64%		11/05/07
Investment Company 2030 Retirement	13.74%	9.76%	9.72%		11/05/07
Investment Company 2035 Retirement	16.26%	10.74%	10.50%		11/05/07
Investment Company 2040 Retirement	18.28%	11.30%	10.86%		11/05/07
Investment Company 2045 Retirement	18.95%	11.41%	10.90%		11/05/07
Investment Company 2050 Retirement	19.20%	11.43%	N/A	10.56%	10/01/12
Investment Company 2055 Retirement	19.48%	11.54%	N/A	11.72%	10/01/16
Investment Company 2060 Retirement	19.97%	N/A	N/A	11.71%	07/02/18
Investment Company 2065 Retirement	20.09%	N/A	N/A	27.58%	08/03/20
Investment Company Conservative Allocation	6.37%	6.04%	5.22%		05/20/03
Investment Company Moderate Allocation	12.66%	9.09%	8.18%		05/20/03
Investment Company Aggressive Allocation	16.69%	10.84%	10.19%		05/20/03
Fidelity VIP Equity-Income	23.34%	10.57%	11.23%		05/01/95
Fidelity VIP Asset Manager	8.55%	8.68%	7.39%		05/01/95
Fidelity VIP Contrafund	26.25%	18.70%	15.29%		05/01/95
Fidelity VIP Mid Cap	24.04%	12.21%	11.97%		07/01/05
Vanguard VIF Diversified Value	28.72%	12.01%	11.72%		07/01/05
Vanguard VIF International	-2.86%	18.88%	12.15%		07/01/05
Vanguard VIF Real Estate Index	38.33%	9.77%	N/A	9.35%	08/05/13
Vanguard VIF Total Bond Market Index	-3.03%	N/A	N/A	3.11%	07/02/18
American Century VP Capital Appreciation	10.08%	18.72%	14.54%		01/03/89
American Funds Insurance Series New World	3.75%	12.02%	N/A	6.75%	08/05/13
Calvert VP SRI Balanced	13.57%	10.97%	9.10%		05/13/91

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
DWS Capital Growth VIP	21.13%	22.17%	17.75%		01/03/89
MFS VIT III Mid Cap Value	29.55%	N/A	N/A	12.58%	07/02/18
Invesco V.I. Main Street Fund	25.86%	14.10%	13.60%		07/01/05
PIMCO VIT Real Return	4.45%	4.14%	N/A	2.36%	08/05/13
T. Rowe Price Blue Chip Growth	16.33%	21.92%	N/A	16.70%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	22.13%	N/A	N/A	14.20%	07/01/19
Goldman Sachs VIT US Equity Insights	27.67%	N/A	N/A	20.50%	07/01/19
Delaware VIP Small Cap Value Series	32.61%	N/A	N/A	14.14%	07/01/19
Neuberger Berman AMT Sustainable Equity	21.82%	N/A	N/A	19.98%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-11.59%	N/A	N/A	9.65%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(c)
Returns reflect the deduction of Separate Account Annual Expenses of 1.35%, excluding the $2 monthly charge. Returns prior to July 1, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%.
Average Annual Total Returns (Tier 1 Reduced Separate Account Annual Expenses) (d)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	28.20%	17.98%	15.95%		02/05/93
Investment Company All America	26.75%	15.54%	14.22%		01/01/85
Investment Company Small Cap Value	31.96%	6.67%	9.41%		07/01/05
Investment Company Small Cap Growth	10.04%	16.43%	13.27%		07/01/05
Investment Company Small Cap Equity Index	26.24%	N/A	N/A	10.46%	07/02/18
Investment Company Mid Cap Value	34.01%	11.33%	11.72%		07/01/05
Investment Company Mid-Cap Equity Index	24.30%	12.61%	13.61%		05/03/99
Investment Company Composite	16.14%	10.96%	9.75%		01/01/85
Investment Company International	10.10%	8.99%	7.40%		11/05/07
Investment Company Money Market	-0.42%	0.64%	0.04%		01/01/85
Investment Company Mid-Term Bond	-2.26%	2.08%	1.81%		02/05/93
Investment Company Bond	-2.76%	2.72%	2.74%		01/01/85
Investment Company Retirement Income	5.42%	5.89%	5.46%		11/05/07
Investment Company 2015 Retirement	7.61%	7.24%	7.38%		11/05/07
Investment Company 2020 Retirement	9.53%	8.46%	8.45%		11/05/07
Investment Company 2025 Retirement	11.68%	9.62%	9.63%		11/05/07
Investment Company 2030 Retirement	15.00%	10.94%	10.72%		11/05/07
Investment Company 2035 Retirement	17.55%	11.93%	11.51%		11/05/07
Investment Company 2040 Retirement	19.59%	12.50%	11.87%		11/05/07
Investment Company 2045 Retirement	20.27%	12.62%	11.91%		11/05/07
Investment Company 2050 Retirement	20.52%	12.64%	N/A	11.60%	10/01/12
Investment Company 2055 Retirement	20.80%	12.74%	N/A	12.91%	10/01/16
Investment Company 2060 Retirement	21.30%	N/A	N/A	12.94%	07/02/18
Investment Company 2065 Retirement	21.42%	N/A	N/A	28.99%	08/03/20
Investment Company Conservative Allocation	7.55%	7.19%	6.18%		05/20/03
Investment Company Moderate Allocation	13.91%	10.27%	9.17%		05/20/03
Investment Company Aggressive Allocation	17.98%	12.03%	11.19%		05/20/03
Fidelity VIP Equity-Income	24.71%	11.77%	12.24%		05/01/95
Fidelity VIP Asset Manager	9.75%	9.85%	8.37%		05/01/95
Fidelity VIP Contrafund	27.64%	19.98%	16.34%		05/01/95
Fidelity VIP Mid Cap	25.41%	13.42%	12.99%		07/01/05
Vanguard VIF Diversified Value	30.14%	13.22%	12.74%		07/01/05
Vanguard VIF International	-1.79%	20.16%	13.17%		07/01/05
Vanguard VIF Real Estate Index	39.86%	10.96%	N/A	10.39%	08/05/13

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Vanguard VIF Total Bond Market Index	-1.96%	N/A	N/A	4.25%	07/02/18
American Century VP Capital Appreciation	11.29%	20.00%	15.58%		01/03/89
American Funds Insurance Series New World	4.90%	13.23%	N/A	7.76%	08/05/13
Calvert VP SRI Balanced	14.83%	12.17%	10.10%		05/13/91
DWS Capital Growth VIP	22.47%	23.49%	18.82%		01/03/89
MFS VIT III Mid Cap Value	30.99%	N/A	N/A	13.83%	07/02/18
Invesco V.I. Main Street Fund	27.25%	15.33%	14.64%		07/01/05
PIMCO VIT Real Return	5.61%	5.26%	N/A	3.33%	08/05/13
T. Rowe Price Blue Chip Growth	17.62%	23.24%	N/A	17.81%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.48%	N/A	N/A	15.46%	07/01/19
Goldman Sachs VIT US Equity Insights	29.08%	N/A	N/A	21.83%	07/01/19
Delaware VIP Small Cap Value Series	34.08%	N/A	N/A	15.41%	07/01/19
Neuberger Berman AMT Sustainable Equity	23.17%	N/A	N/A	21.31%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.61%	N/A	N/A	10.86%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(d)
Returns reflect the deduction of Separate Account Annual Expenses of 0.25%, excluding the $2 monthly charge. Returns between July 1, 2015 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 0.35%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Tier 2 Reduced Separate Account Annual Expenses) (e)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	28.07%	17.87%	15.90%		02/05/93
Investment Company All America	26.62%	15.44%	14.17%		01/01/85
Investment Company Small Cap Value	31.82%	6.57%	9.36%		07/01/05
Investment Company Small Cap Growth	9.93%	16.32%	13.21%		07/01/05
Investment Company Small Cap Equity Index	26.12%	N/A	N/A	10.35%	07/02/18
Investment Company Mid Cap Value	33.88%	11.23%	11.67%		07/01/05
Investment Company Mid-Cap Equity Index	24.17%	12.51%	13.56%		05/03/99
Investment Company Composite	16.02%	10.86%	9.70%		01/01/85
Investment Company International	9.99%	8.89%	7.35%		11/05/07
Investment Company Money Market	-0.52%	0.55%	0.00%		01/01/85
Investment Company Mid-Term Bond	-2.36%	1.99%	1.76%		02/05/93
Investment Company Bond	-2.86%	2.63%	2.69%		01/01/85
Investment Company Retirement Income	5.31%	5.79%	5.41%		11/05/07
Investment Company 2015 Retirement	7.50%	7.15%	7.33%		11/05/07
Investment Company 2020 Retirement	9.42%	8.36%	8.40%		11/05/07
Investment Company 2025 Retirement	11.57%	9.52%	9.58%		11/05/07
Investment Company 2030 Retirement	14.88%	10.84%	10.67%		11/05/07
Investment Company 2035 Retirement	17.43%	11.83%	11.46%		11/05/07
Investment Company 2040 Retirement	19.47%	12.40%	11.82%		11/05/07
Investment Company 2045 Retirement	20.15%	12.51%	11.86%		11/05/07
Investment Company 2050 Retirement	20.40%	12.53%	N/A	11.55%	10/01/12
Investment Company 2055 Retirement	20.68%	12.64%	N/A	12.81%	10/01/16
Investment Company 2060 Retirement	21.18%	N/A	N/A	12.83%	07/02/18
Investment Company 2065 Retirement	21.30%	N/A	N/A	28.86%	08/03/20
Investment Company Conservative Allocation	7.44%	7.09%	6.13%		05/20/03
Investment Company Moderate Allocation	13.79%	10.16%	9.12%		05/20/03
Investment Company Aggressive Allocation	17.86%	11.93%	11.14%		05/20/03
Fidelity VIP Equity-Income	24.58%	11.67%	12.19%		05/01/95
Fidelity VIP Asset Manager	9.64%	9.75%	8.32%		05/01/95
Fidelity VIP Contrafund	27.52%	19.87%	16.29%		05/01/95

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Fidelity VIP Mid Cap	25.29%	13.32%	12.94%		07/01/05
Vanguard VIF Diversified Value	30.01%	13.12%	12.69%		07/01/05
Vanguard VIF International	-1.89%	20.05%	13.12%		07/01/05
Vanguard VIF Real Estate Index	39.72%	10.86%	N/A	10.33%	08/05/13
Vanguard VIF Total Bond Market Index	-2.06%	N/A	N/A	4.15%	07/02/18
American Century VP Capital Appreciation	11.18%	19.89%	15.53%		01/03/89
American Funds Insurance Series New World	4.79%	13.12%	N/A	7.70%	08/05/13
Calvert VP SRI Balanced	14.72%	12.07%	10.05%		05/13/91
DWS Capital Growth VIP	22.35%	23.38%	18.77%		01/03/89
MFS VIT III Mid Cap Value	30.86%	N/A	N/A	13.71%	07/02/18
Invesco V.I. Main Street Fund	27.12%	15.23%	14.59%		07/01/05
PIMCO VIT Real Return	5.50%	5.17%	N/A	3.27%	08/05/13
T. Rowe Price Blue Chip Growth	17.50%	23.12%	N/A	17.74%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.36%	N/A	N/A	15.35%	07/01/19
Goldman Sachs VIT US Equity Insights	28.95%	N/A	N/A	21.71%	07/01/19
Delaware VIP Small Cap Value Series	33.95%	N/A	N/A	15.29%	07/01/19
Neuberger Berman AMT Sustainable Equity	23.05%	N/A	N/A	21.19%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.70%	N/A	N/A	10.75%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(e)
Returns reflect the deduction of Separate Account Annual Expenses of 0.35%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Tier 3 Reduced Separate Account Annual Expenses) (f)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	27.95%	17.76%	15.83%		02/05/93
Investment Company All America	26.50%	15.33%	14.10%		01/01/85
Investment Company Small Cap Value	31.69%	6.47%	9.29%		07/01/05
Investment Company Small Cap Growth	9.82%	16.21%	13.14%		07/01/05
Investment Company Small Cap Equity Index	25.99%	N/A	N/A	10.24%	07/02/18
Investment Company Mid Cap Value	33.75%	11.12%	11.60%		07/01/05
Investment Company Mid-Cap Equity Index	24.05%	12.41%	13.49%		05/03/99
Investment Company Composite	15.91%	10.76%	9.63%		01/01/85
Investment Company International	9.88%	8.79%	7.29%		11/05/07
Investment Company Money Market	-0.62%	0.45%	-0.06%		01/01/85
Investment Company Mid-Term Bond	-2.46%	1.89%	1.70%		02/05/93
Investment Company Bond	-2.96%	2.53%	2.63%		01/01/85
Investment Company Retirement Income	5.21%	5.69%	5.35%		11/05/07
Investment Company 2015 Retirement	7.40%	7.05%	7.26%		11/05/07
Investment Company 2020 Retirement	9.31%	8.25%	8.34%		11/05/07
Investment Company 2025 Retirement	11.46%	9.42%	9.51%		11/05/07
Investment Company 2030 Retirement	14.77%	10.74%	10.60%		11/05/07
Investment Company 2035 Retirement	17.31%	11.72%	11.39%		11/05/07
Investment Company 2040 Retirement	19.35%	12.29%	11.75%		11/05/07
Investment Company 2045 Retirement	20.03%	12.41%	11.79%		11/05/07
Investment Company 2050 Retirement	20.28%	12.43%	N/A	11.47%	10/01/12
Investment Company 2055 Retirement	20.56%	12.53%	N/A	12.70%	10/01/16
Investment Company 2060 Retirement	21.06%	N/A	N/A	12.72%	07/02/18
Investment Company 2065 Retirement	21.18%	N/A	N/A	28.73%	08/03/20
Investment Company Conservative Allocation	7.34%	6.99%	6.07%		05/20/03
Investment Company Moderate Allocation	13.68%	10.06%	9.05%		05/20/03

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Aggressive Allocation	17.75%	11.82%	11.07%		05/20/03
Fidelity VIP Equity-Income	24.46%	11.56%	12.12%		05/01/95
Fidelity VIP Asset Manager	9.54%	9.65%	8.26%		05/01/95
Fidelity VIP Contrafund	27.39%	19.75%	16.22%		05/01/95
Fidelity VIP Mid Cap	25.16%	13.21%	12.87%		07/01/05
Vanguard VIF Diversified Value	29.88%	13.01%	12.62%		07/01/05
Vanguard VIF International	-1.98%	19.94%	13.05%		07/01/05
Vanguard VIF Real Estate Index	39.58%	10.75%	N/A	10.25%	08/05/13
Vanguard VIF Total Bond Market Index	-2.16%	N/A	N/A	4.04%	07/02/18
American Century VP Capital Appreciation	11.07%	19.78%	15.46%		01/03/89
American Funds Insurance Series New World	4.69%	13.01%	N/A	7.62%	08/05/13
Calvert VP SRI Balanced	14.60%	11.96%	9.98%		05/13/91
DWS Capital Growth VIP	22.23%	23.26%	18.69%		01/03/89
MFS VIT III Mid Cap Value	30.73%	N/A	N/A	13.60%	07/02/18
Invesco V.I. Main Street Fund	27.00%	15.12%	14.52%		07/01/05
PIMCO VIT Real Return	5.40%	5.07%	N/A	3.20%	08/05/13
T. Rowe Price Blue Chip Growth	17.39%	23.01%	N/A	17.66%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.23%	N/A	N/A	15.23%	07/01/19
Goldman Sachs VIT US Equity Insights	28.82%	N/A	N/A	21.59%	07/01/19
Delaware VIP Small Cap Value Series	33.81%	N/A	N/A	15.18%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.92%	N/A	N/A	21.07%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.79%	N/A	N/A	10.64%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(f)
Returns reflect the deduction of Separate Account Annual Expenses of 0.45%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Tier 4 Reduced Separate Account Annual Expenses) (g)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	27.75%	17.58%	15.68%		02/05/93
Investment Company All America	26.31%	15.15%	13.95%		01/01/85
Investment Company Small Cap Value	31.50%	6.31%	9.15%		07/01/05
Investment Company Small Cap Growth	9.66%	16.03%	12.99%		07/01/05
Investment Company Small Cap Equity Index	25.80%	N/A	N/A	10.07%	07/02/18
Investment Company Mid Cap Value	33.54%	10.95%	11.45%		07/01/05
Investment Company Mid-Cap Equity Index	23.86%	12.24%	13.34%		05/03/99
Investment Company Composite	15.73%	10.59%	9.49%		01/01/85
Investment Company International	9.71%	8.63%	7.15%		11/05/07
Investment Company Money Market	-0.76%	0.30%	-0.19%		01/01/85
Investment Company Mid-Term Bond	-2.61%	1.74%	1.57%		02/05/93
Investment Company Bond	-3.10%	2.38%	2.50%		01/01/85
Investment Company Retirement Income	5.05%	5.53%	5.21%		11/05/07
Investment Company 2015 Retirement	7.23%	6.88%	7.12%		11/05/07
Investment Company 2020 Retirement	9.15%	8.09%	8.19%		11/05/07
Investment Company 2025 Retirement	11.29%	9.26%	9.37%		11/05/07
Investment Company 2030 Retirement	14.60%	10.57%	10.46%		11/05/07
Investment Company 2035 Retirement	17.14%	11.56%	11.25%		11/05/07
Investment Company 2040 Retirement	19.17%	12.12%	11.60%		11/05/07
Investment Company 2045 Retirement	19.85%	12.24%	11.65%		11/05/07
Investment Company 2050 Retirement	20.10%	12.26%	N/A	11.31%	10/01/12
Investment Company 2055 Retirement	20.38%	12.36%	N/A	12.53%	10/01/16

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company 2060 Retirement	20.87%	N/A	N/A	12.55%	07/02/18
Investment Company 2065 Retirement	21.00%	N/A	N/A	28.54%	08/03/20
Investment Company Conservative Allocation	7.17%	6.83%	5.94%		05/20/03
Investment Company Moderate Allocation	13.51%	9.90%	8.91%		05/20/03
Investment Company Aggressive Allocation	17.57%	11.66%	10.93%		05/20/03
Fidelity VIP Equity-Income	24.27%	11.39%	11.97%		05/01/95
Fidelity VIP Asset Manager	9.37%	9.48%	8.11%		05/01/95
Fidelity VIP Contrafund	27.20%	19.57%	16.06%		05/01/95
Fidelity VIP Mid Cap	24.98%	13.04%	12.72%		07/01/05
Vanguard VIF Diversified Value	29.68%	12.84%	12.47%		07/01/05
Vanguard VIF International	-2.13%	19.76%	12.90%		07/01/05
Vanguard VIF Real Estate Index	39.37%	10.58%	N/A	10.10%	08/05/13
Vanguard VIF Total Bond Market Index	-2.30%	N/A	N/A	3.89%	07/02/18
American Century VP Capital Appreciation	10.91%	19.59%	15.31%		01/03/89
American Funds Insurance Series New World	4.53%	12.84%	N/A	7.47%	08/05/13
Calvert VP SRI Balanced	14.43%	11.79%	9.84%		05/13/91
DWS Capital Growth VIP	22.04%	23.07%	18.54%		01/03/89
MFS VIT III Mid Cap Value	30.53%	N/A	N/A	13.43%	07/02/18
Invesco V.I. Main Street Fund	26.81%	14.94%	14.37%		07/01/05
PIMCO VIT Real Return	5.24%	4.91%	N/A	3.06%	08/05/13
T. Rowe Price Blue Chip Growth	17.21%	22.82%	N/A	17.49%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.05%	N/A	N/A	15.06%	07/01/19
Goldman Sachs VIT US Equity Insights	28.63%	N/A	N/A	21.41%	07/01/19
Delaware VIP Small Cap Value Series	33.61%	N/A	N/A	15.01%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.74%	N/A	N/A	20.89%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.92%	N/A	N/A	10.48%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(g)
Returns reflect the deduction of Separate Account Annual Expenses of 0.60%, excluding the $2 monthly charge.
Average Annual Total Returns (Tier 5 Reduced Separate Account Annual Expenses) (h)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	27.31%	17.14%	15.11%		02/05/93
Investment Company All America	25.86%	14.72%	13.39%		01/01/85
Investment Company Small Cap Value	31.04%	5.91%	8.62%		07/01/05
Investment Company Small Cap Growth	9.27%	15.60%	12.44%		07/01/05
Investment Company Small Cap Equity Index	25.36%	N/A	N/A	9.69%	07/02/18
Investment Company Mid Cap Value	33.08%	10.54%	10.91%		07/01/05
Investment Company Mid-Cap Equity Index	23.43%	11.81%	12.79%		05/03/99
Investment Company Composite	15.33%	10.17%	8.95%		01/01/85
Investment Company International	9.33%	8.22%	6.62%		11/05/07
Investment Company Money Market	-1.11%	-0.08%	-0.68%		01/01/85
Investment Company Mid-Term Bond	-2.95%	1.36%	1.07%		02/05/93
Investment Company Bond	-3.44%	1.99%	1.99%		01/01/85
Investment Company Retirement Income	4.68%	5.14%	4.70%		11/05/07
Investment Company 2015 Retirement	6.86%	6.48%	6.60%		11/05/07
Investment Company 2020 Retirement	8.77%	7.69%	7.67%		11/05/07
Investment Company 2025 Retirement	10.90%	8.84%	8.83%		11/05/07
Investment Company 2030 Retirement	14.20%	10.15%	9.92%		11/05/07
Investment Company 2035 Retirement	16.73%	11.14%	10.70%		11/05/07
Investment Company 2040 Retirement	18.75%	11.70%	11.06%		11/05/07

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company 2045 Retirement	19.43%	11.82%	11.10%		11/05/07
Investment Company 2050 Retirement	19.68%	11.84%	N/A	10.78%	10/01/12
Investment Company 2055 Retirement	19.96%	11.94%	N/A	12.10%	10/01/16
Investment Company 2060 Retirement	20.45%	N/A	N/A	12.16%	07/02/18
Investment Company 2065 Retirement	20.58%	N/A	N/A	28.09%	08/03/20
Investment Company Conservative Allocation	6.80%	6.42%	5.41%		05/20/03
Investment Company Moderate Allocation	13.11%	9.48%	8.38%		05/20/03
Investment Company Aggressive Allocation	17.16%	11.24%	10.39%		05/20/03
Fidelity VIP Equity-Income	23.84%	10.97%	11.43%		05/01/95
Fidelity VIP Asset Manager	8.99%	9.07%	7.58%		05/01/95
Fidelity VIP Contrafund	26.75%	19.12%	15.50%		05/01/95
Fidelity VIP Mid Cap	24.54%	12.61%	12.18%		07/01/05
Vanguard VIF Diversified Value	29.23%	12.42%	11.92%		07/01/05
Vanguard VIF International	-2.47%	19.31%	12.35%		07/01/05
Vanguard VIF Real Estate Index	38.88%	10.17%	N/A	9.59%	08/05/13
Vanguard VIF Total Bond Market Index	-2.65%	N/A	N/A	3.52%	07/02/18
American Century VP Capital Appreciation	10.52%	19.15%	14.75%		01/03/89
American Funds Insurance Series New World	4.17%	12.42%	N/A	6.97%	08/05/13
Calvert VP SRI Balanced	14.03%	11.37%	9.30%		05/13/91
DWS Capital Growth VIP	21.62%	22.61%	17.96%		01/03/89
MFS VIT III Mid Cap Value	30.07%	N/A	N/A	13.03%	07/02/18
Invesco V.I. Main Street Fund	26.36%	14.51%	13.81%		07/01/05
PIMCO VIT Real Return	4.87%	4.51%	N/A	2.58%	08/05/13
T. Rowe Price Blue Chip Growth	16.80%	22.36%	N/A	16.95%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	22.62%	N/A	N/A	14.65%	07/01/19
Goldman Sachs VIT US Equity Insights	28.18%	N/A	N/A	20.98%	07/01/19
Delaware VIP Small Cap Value Series	33.15%	N/A	N/A	14.60%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.31%	N/A	N/A	20.46%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-11.23%	N/A	N/A	10.09%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(h)
Returns reflect the deduction of Separate Account Annual Expenses of 0.95%, excluding the $2 monthly charge. Returns prior to July 1, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%.
Average Annual Total Returns (Certain National Accounts—Tier 2 Reduced Separate Account
Annual Expenses) (i)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	28.14%	17.90%	15.91%		02/05/93
Investment Company All America	26.68%	15.47%	14.18%		01/01/85
Investment Company Small Cap Value	31.89%	6.60%	9.37%		07/01/05
Investment Company Small Cap Growth	9.98%	16.35%	13.23%		07/01/05
Investment Company Small Cap Equity Index	26.18%	N/A	N/A	10.39%	07/02/18
Investment Company Mid Cap Value	33.95%	11.26%	11.68%		07/01/05
Investment Company Mid-Cap Equity Index	24.24%	12.54%	13.58%		05/03/99
Investment Company Composite	16.08%	10.89%	9.71%		01/01/85
Investment Company International	10.04%	8.92%	7.37%		11/05/07
Investment Company Money Market	-0.47%	0.57%	0.01%		01/01/85
Investment Company Mid-Term Bond	-2.31%	2.01%	1.78%		02/05/93
Investment Company Bond	-2.81%	2.65%	2.70%		01/01/85
Investment Company Retirement Income	5.36%	5.82%	5.42%		11/05/07
Investment Company 2015 Retirement	7.56%	7.17%	7.34%		11/05/07

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company 2020 Retirement	9.48%	8.38%	8.42%		11/05/07
Investment Company 2025 Retirement	11.63%	9.55%	9.59%		11/05/07
Investment Company 2030 Retirement	14.94%	10.87%	10.68%		11/05/07
Investment Company 2035 Retirement	17.49%	11.86%	11.48%		11/05/07
Investment Company 2040 Retirement	19.53%	12.43%	11.83%		11/05/07
Investment Company 2045 Retirement	20.21%	12.54%	11.88%		11/05/07
Investment Company 2050 Retirement	20.46%	12.56%	N/A	11.56%	10/01/12
Investment Company 2055 Retirement	20.74%	12.67%	N/A	12.84%	10/01/16
Investment Company 2060 Retirement	21.24%	N/A	N/A	12.87%	07/02/18
Investment Company 2065 Retirement	21.36%	N/A	N/A	28.93%	08/03/20
Investment Company Conservative Allocation	7.50%	7.11%	6.15%		05/20/03
Investment Company Moderate Allocation	13.85%	10.19%	9.13%		05/20/03
Investment Company Aggressive Allocation	17.92%	11.96%	11.15%		05/20/03
Fidelity VIP Equity-Income	24.64%	11.69%	12.21%		05/01/95
Fidelity VIP Asset Manager	9.70%	9.78%	8.33%		05/01/95
Fidelity VIP Contrafund	27.58%	19.90%	16.30%		05/01/95
Fidelity VIP Mid Cap	25.35%	13.35%	12.96%		07/01/05
Vanguard VIF Diversified Value	30.07%	13.15%	12.70%		07/01/05
Vanguard VIF International	-1.84%	20.08%	13.14%		07/01/05
Vanguard VIF Real Estate Index	39.79%	10.88%	N/A	10.35%	08/05/13
Vanguard VIF Total Bond Market Index	-2.01%	N/A	N/A	4.18%	07/02/18
American Century VP Capital Appreciation	11.24%	19.92%	15.55%		01/03/89
American Funds Insurance Series New World	4.84%	13.15%	N/A	7.71%	08/05/13
Calvert VP SRI Balanced	14.77%	12.10%	10.06%		05/13/91
DWS Capital Growth VIP	22.41%	23.41%	18.78%		01/03/89
MFS VIT III Mid Cap Value	30.92%	N/A	N/A	13.75%	07/02/18
Invesco V.I. Main Street Fund	27.19%	15.26%	14.60%		07/01/05
PIMCO VIT Real Return	5.56%	5.19%	N/A	3.29%	08/05/13
T. Rowe Price Blue Chip Growth	17.56%	23.16%	N/A	17.76%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.42%	N/A	N/A	15.40%	07/01/19
Goldman Sachs VIT US Equity Insights	29.02%	N/A	N/A	21.77%	07/01/19
Delaware VIP Small Cap Value Series	34.01%	N/A	N/A	15.35%	07/01/19
Neuberger Berman AMT Sustainable Equity	23.11%	N/A	N/A	21.25%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.65%	N/A	N/A	10.81%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(i)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.30%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.35%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Certain National Accounts—Tier 3 Reduced Separate Account
Annual Expenses) (j)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	28.07%	17.87%	15.90%		02/05/93
Investment Company All America	26.62%	15.44%	14.17%		01/01/85
Investment Company Small Cap Value	31.82%	6.57%	9.36%		07/01/05
Investment Company Small Cap Growth	9.93%	16.32%	13.21%		07/01/05
Investment Company Small Cap Equity Index	26.12%	N/A	N/A	10.35%	07/02/18
Investment Company Mid Cap Value	33.88%	11.23%	11.67%		07/01/05
Investment Company Mid-Cap Equity Index	24.17%	12.51%	13.56%		05/03/99
Investment Company Composite	16.02%	10.86%	9.70%		01/01/85
Investment Company International	9.99%	8.89%	7.35%		11/05/07

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Money Market	-0.52%	0.55%	0.00%		01/01/85
Investment Company Mid-Term Bond	-2.36%	1.99%	1.76%		02/05/93
Investment Company Bond	-2.86%	2.63%	2.69%		01/01/85
Investment Company Retirement Income	5.31%	5.79%	5.41%		11/05/07
Investment Company 2015 Retirement	7.50%	7.15%	7.33%		11/05/07
Investment Company 2020 Retirement	9.42%	8.36%	8.40%		11/05/07
Investment Company 2025 Retirement	11.57%	9.52%	9.58%		11/05/07
Investment Company 2030 Retirement	14.88%	10.84%	10.67%		11/05/07
Investment Company 2035 Retirement	17.43%	11.83%	11.46%		11/05/07
Investment Company 2040 Retirement	19.47%	12.40%	11.82%		11/05/07
Investment Company 2045 Retirement	20.15%	12.51%	11.86%		11/05/07
Investment Company 2050 Retirement	20.40%	12.53%	N/A	11.55%	10/01/12
Investment Company 2055 Retirement	20.68%	12.64%	N/A	12.81%	10/01/16
Investment Company 2060 Retirement	21.18%	N/A	N/A	12.83%	07/02/18
Investment Company 2065 Retirement	21.30%	N/A	N/A	28.86%	08/03/20
Investment Company Conservative Allocation	7.44%	7.09%	6.13%		05/20/03
Investment Company Moderate Allocation	13.79%	10.16%	9.12%		05/20/03
Investment Company Aggressive Allocation	17.86%	11.93%	11.14%		05/20/03
Fidelity VIP Equity-Income	24.58%	11.67%	12.19%		05/01/95
Fidelity VIP Asset Manager	9.64%	9.75%	8.32%		05/01/95
Fidelity VIP Contrafund	27.52%	19.87%	16.29%		05/01/95
Fidelity VIP Mid Cap	25.29%	13.32%	12.94%		07/01/05
Vanguard VIF Diversified Value	30.01%	13.12%	12.69%		07/01/05
Vanguard VIF International	-1.89%	20.05%	13.12%		07/01/05
Vanguard VIF Real Estate Index	39.72%	10.86%	N/A	10.33%	08/05/13
Vanguard VIF Total Bond Market Index	-2.06%	N/A	N/A	4.15%	07/02/18
American Century VP Capital Appreciation	11.18%	19.89%	15.53%		01/03/89
American Funds Insurance Series New World	4.79%	13.12%	N/A	7.70%	08/05/13
Calvert VP SRI Balanced	14.72%	12.07%	10.05%		05/13/91
DWS Capital Growth VIP	22.35%	23.38%	18.77%		01/03/89
MFS VIT III Mid Cap Value	30.86%	N/A	N/A	13.71%	07/02/18
Invesco V.I. Main Street Fund	27.12%	15.23%	14.59%		07/01/05
PIMCO VIT Real Return	5.50%	5.17%	N/A	3.27%	08/05/13
T. Rowe Price Blue Chip Growth	17.50%	23.12%	N/A	17.74%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.36%	N/A	N/A	15.35%	07/01/19
Goldman Sachs VIT US Equity Insights	28.95%	N/A	N/A	21.71%	07/01/19
Delaware VIP Small Cap Value Series	33.95%	N/A	N/A	15.29%	07/01/19
Neuberger Berman AMT Sustainable Equity	23.05%	N/A	N/A	21.19%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.70%	N/A	N/A	10.75%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(j)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.35%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.45%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Certain National Accounts—Tier 4 Reduced Separate Account
Annual Expenses) (k)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	28.01%	17.79%	15.84%		02/05/93
Investment Company All America	26.56%	15.36%	14.11%		01/01/85
Investment Company Small Cap Value	31.76%	6.49%	9.31%		07/01/05
Investment Company Small Cap Growth	9.88%	16.24%	13.16%		07/01/05

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Small Cap Equity Index	26.05%	N/A	N/A	10.28%	07/02/18
Investment Company Mid Cap Value	33.81%	11.15%	11.61%		07/01/05
Investment Company Mid-Cap Equity Index	24.11%	12.43%	13.51%		05/03/99
Investment Company Composite	15.96%	10.79%	9.64%		01/01/85
Investment Company International	9.93%	8.82%	7.30%		11/05/07
Investment Company Money Market	-0.57%	0.48%	-0.05%		01/01/85
Investment Company Mid-Term Bond	-2.41%	1.92%	1.71%		02/05/93
Investment Company Bond	-2.91%	2.56%	2.64%		01/01/85
Investment Company Retirement Income	5.26%	5.72%	5.36%		11/05/07
Investment Company 2015 Retirement	7.45%	7.07%	7.28%		11/05/07
Investment Company 2020 Retirement	9.37%	8.28%	8.35%		11/05/07
Investment Company 2025 Retirement	11.51%	9.45%	9.53%		11/05/07
Investment Company 2030 Retirement	14.83%	10.76%	10.62%		11/05/07
Investment Company 2035 Retirement	17.37%	11.75%	11.41%		11/05/07
Investment Company 2040 Retirement	19.41%	12.32%	11.76%		11/05/07
Investment Company 2045 Retirement	20.09%	12.44%	11.81%		11/05/07
Investment Company 2050 Retirement	20.34%	12.46%	N/A	11.49%	10/01/12
Investment Company 2055 Retirement	20.62%	12.56%	N/A	12.73%	10/01/16
Investment Company 2060 Retirement	21.12%	N/A	N/A	12.76%	07/02/18
Investment Company 2065 Retirement	21.24%	N/A	N/A	28.80%	08/03/20
Investment Company Conservative Allocation	7.39%	7.01%	6.08%		05/20/03
Investment Company Moderate Allocation	13.74%	10.09%	9.07%		05/20/03
Investment Company Aggressive Allocation	17.81%	11.85%	11.09%		05/20/03
Fidelity VIP Equity-Income	24.52%	11.59%	12.14%		05/01/95
Fidelity VIP Asset Manager	9.59%	9.67%	8.27%		05/01/95
Fidelity VIP Contrafund	27.45%	19.78%	16.23%		05/01/95
Fidelity VIP Mid Cap	25.23%	13.24%	12.89%		07/01/05
Vanguard VIF Diversified Value	29.94%	13.04%	12.63%		07/01/05
Vanguard VIF International	-1.93%	19.97%	13.07%		07/01/05
Vanguard VIF Real Estate Index	39.65%	10.78%	N/A	10.27%	08/05/13
Vanguard VIF Total Bond Market Index	-2.11%	N/A	N/A	4.08%	07/02/18
American Century VP Capital Appreciation	11.13%	19.81%	15.48%		01/03/89
American Funds Insurance Series New World	4.74%	13.04%	N/A	7.64%	08/05/13
Calvert VP SRI Balanced	14.66%	11.99%	9.99%		05/13/91
DWS Capital Growth VIP	22.29%	23.29%	18.71%		01/03/89
MFS VIT III Mid Cap Value	30.79%	N/A	N/A	13.64%	07/02/18
Invesco V.I. Main Street Fund	27.06%	15.15%	14.53%		07/01/05
PIMCO VIT Real Return	5.45%	5.09%	N/A	3.21%	08/05/13
T. Rowe Price Blue Chip Growth	17.44%	23.04%	N/A	17.67%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.29%	N/A	N/A	15.29%	07/01/19
Goldman Sachs VIT US Equity Insights	28.89%	N/A	N/A	21.65%	07/01/19
Delaware VIP Small Cap Value Series	33.88%	N/A	N/A	15.24%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.98%	N/A	N/A	21.13%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.74%	N/A	N/A	10.70%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(k)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.40%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.60%.

Average Annual Total Returns (Certain National Accounts—Tier 5 Reduced Separate Account
Annual Expenses) (l)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	27.43%	17.20%	15.14%		02/05/93
Investment Company All America	25.99%	14.78%	13.42%		01/01/85
Investment Company Small Cap Value	31.17%	5.96%	8.64%		07/01/05
Investment Company Small Cap Growth	9.38%	15.66%	12.47%		07/01/05
Investment Company Small Cap Equity Index	25.49%	N/A	N/A	9.77%	07/02/18
Investment Company Mid Cap Value	33.21%	10.59%	10.93%		07/01/05
Investment Company Mid-Cap Equity Index	23.56%	11.87%	12.82%		05/03/99
Investment Company Composite	15.44%	10.23%	8.98%		01/01/85
Investment Company International	9.44%	8.27%	6.65%		11/05/07
Investment Company Money Market	-1.01%	-0.03%	-0.66%		01/01/85
Investment Company Mid-Term Bond	-2.85%	1.41%	1.10%		02/05/93
Investment Company Bond	-3.34%	2.04%	2.02%		01/01/85
Investment Company Retirement Income	4.79%	5.19%	4.72%		11/05/07
Investment Company 2015 Retirement	6.97%	6.54%	6.62%		11/05/07
Investment Company 2020 Retirement	8.87%	7.74%	7.69%		11/05/07
Investment Company 2025 Retirement	11.01%	8.90%	8.86%		11/05/07
Investment Company 2030 Retirement	14.31%	10.21%	9.94%		11/05/07
Investment Company 2035 Retirement	16.84%	11.19%	10.73%		11/05/07
Investment Company 2040 Retirement	18.87%	11.76%	11.09%		11/05/07
Investment Company 2045 Retirement	19.55%	11.87%	11.13%		11/05/07
Investment Company 2050 Retirement	19.80%	11.89%	N/A	10.81%	10/01/12
Investment Company 2055 Retirement	20.08%	11.99%	N/A	12.15%	10/01/16
Investment Company 2060 Retirement	20.57%	N/A	N/A	12.24%	07/02/18
Investment Company 2065 Retirement	20.70%	N/A	N/A	28.22%	08/03/20
Investment Company Conservative Allocation	6.91%	6.48%	5.44%		05/20/03
Investment Company Moderate Allocation	13.23%	9.54%	8.41%		05/20/03
Investment Company Aggressive Allocation	17.28%	11.29%	10.41%		05/20/03
Fidelity VIP Equity-Income	23.96%	11.03%	11.46%		05/01/95
Fidelity VIP Asset Manager	9.10%	9.12%	7.61%		05/01/95
Fidelity VIP Contrafund	26.88%	19.18%	15.53%		05/01/95
Fidelity VIP Mid Cap	24.66%	12.67%	12.20%		07/01/05
Vanguard VIF Diversified Value	29.36%	12.47%	11.95%		07/01/05
Vanguard VIF International	-2.38%	19.37%	12.38%		07/01/05
Vanguard VIF Real Estate Index	39.02%	10.22%	N/A	9.62%	08/05/13
Vanguard VIF Total Bond Market Index	-2.55%	N/A	N/A	3.60%	07/02/18
American Century VP Capital Appreciation	10.63%	19.21%	14.78%		01/03/89
American Funds Insurance Series New World	4.27%	12.48%	N/A	7.01%	08/05/13
Calvert VP SRI Balanced	14.14%	11.43%	9.33%		05/13/91
DWS Capital Growth VIP	21.74%	22.67%	17.99%		01/03/89
MFS VIT III Mid Cap Value	30.20%	N/A	N/A	13.11%	07/02/18
Invesco V.I. Main Street Fund	26.49%	14.57%	13.84%		07/01/05
PIMCO VIT Real Return	4.98%	4.57%	N/A	2.61%	08/05/13
T. Rowe Price Blue Chip Growth	16.92%	22.42%	N/A	16.98%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	22.74%	N/A	N/A	14.77%	07/01/19
Goldman Sachs VIT US Equity Insights	28.31%	N/A	N/A	21.10%	07/01/19
Delaware VIP Small Cap Value Series	33.28%	N/A	N/A	14.72%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.43%	N/A	N/A	20.58%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-11.14%	N/A	N/A	10.20%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(l)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.85%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.95%. Returns prior to July 1, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%.
Average Annual Total Returns (VEC and Inactive Plan Separate Account Annual Expenses) (m)
For the Periods Ended December 31, 2022
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	26.42%	16.41%	14.75%		02/05/93
Investment Company All America	24.99%	14.00%	13.03%		01/01/85
Investment Company Small Cap Value	30.12%	5.24%	8.27%		07/01/05
Investment Company Small Cap Growth	8.51%	14.87%	12.09%		07/01/05
Investment Company Small Cap Equity Index	24.49%	N/A	N/A	8.92%	07/02/18
Investment Company Mid Cap Value	32.15%	9.84%	10.56%		07/01/05
Investment Company Mid-Cap Equity Index	22.57%	11.11%	12.44%		05/03/99
Investment Company Composite	14.52%	9.48%	8.61%		01/01/85
Investment Company International	8.57%	7.54%	6.29%		11/05/07
Investment Company Money Market	-1.80%	-0.70%	-0.99%		01/01/85
Investment Company Mid-Term Bond	-3.62%	0.72%	0.75%		02/05/93
Investment Company Bond	-4.11%	1.35%	1.67%		01/01/85
Investment Company Retirement Income	3.95%	4.48%	4.37%		11/05/07
Investment Company 2015 Retirement	6.11%	5.81%	6.26%		11/05/07
Investment Company 2020 Retirement	8.01%	7.01%	7.33%		11/05/07
Investment Company 2025 Retirement	10.13%	8.16%	8.49%		11/05/07
Investment Company 2030 Retirement	13.40%	9.46%	9.57%		11/05/07
Investment Company 2035 Retirement	15.91%	10.44%	10.36%		11/05/07
Investment Company 2040 Retirement	17.93%	11.00%	10.71%		11/05/07
Investment Company 2045 Retirement	18.60%	11.11%	10.75%		11/05/07
Investment Company 2050 Retirement	18.85%	11.13%	N/A	10.40%	10/01/12
Investment Company 2055 Retirement	19.13%	11.24%	N/A	11.43%	10/01/16
Investment Company 2060 Retirement	19.61%	N/A	N/A	11.37%	07/02/18
Investment Company 2065 Retirement	19.73%	N/A	N/A	27.19%	08/03/20
Investment Company Conservative Allocation	6.05%	5.76%	5.08%		05/20/03
Investment Company Moderate Allocation	12.33%	8.79%	8.04%		05/20/03
Investment Company Aggressive Allocation	16.34%	10.54%	10.04%		05/20/03
Fidelity VIP Equity-Income	22.97%	10.28%	11.08%		05/01/95
Fidelity VIP Asset Manager	8.23%	8.39%	7.25%		05/01/95
Fidelity VIP Contrafund	25.87%	18.38%	15.14%		05/01/95
Fidelity VIP Mid Cap	23.67%	11.91%	11.82%		07/01/05
Vanguard VIF Diversified Value	28.33%	11.71%	11.57%		07/01/05
Vanguard VIF International	-3.15%	18.56%	12.00%		07/01/05
Vanguard VIF Real Estate Index	37.91%	9.48%	N/A	9.18%	08/05/13
Vanguard VIF Total Bond Market Index	-3.33%	N/A	N/A	2.80%	07/02/18
American Century VP Capital Appreciation	9.75%	18.40%	14.39%		01/03/89
American Funds Insurance Series New World	3.44%	11.71%	N/A	6.57%	08/05/13
Calvert VP SRI Balanced	13.23%	10.68%	8.95%		05/13/91
DWS Capital Growth VIP	20.77%	21.84%	17.59%		01/03/89
MFS VIT III Mid Cap Value	29.17%	N/A	N/A	12.24%	07/02/18
Invesco V.I. Main Street Fund	25.48%	13.79%	13.45%		07/01/05
PIMCO VIT Real Return	4.14%	3.86%	N/A	2.20%	08/05/13
T. Rowe Price Blue Chip Growth	15.99%	21.59%	N/A	16.51%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	21.76%	N/A	N/A	13.85%	07/01/19
Goldman Sachs VIT US Equity Insights	27.29%	N/A	N/A	20.14%	07/01/19
Delaware VIP Small Cap Value Series	32.22%	N/A	N/A	13.80%	07/01/19

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Neuberger Berman AMT Sustainable Equity	21.46%	N/A	N/A	19.62%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-11.85%	N/A	N/A	9.32%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(m)
Returns reflect the deduction of Separate Account Annual Expenses of 1.65%, excluding the $2 monthly charge. Returns prior to July 1, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%.
The returns for the All America Fund (previously called the “Stock Fund”) prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The All America Fund adopted its current asset allocation model as of May 1, 2014, and returns prior to that date reflect the results of the prior asset allocation model.
The Conservative Allocation Fund, the Moderate Allocation Fund and the Aggressive Allocation Fund adopted their respective asset allocation models as of May 1, 2014, and returns prior to that date reflect the results of their respective prior asset allocation models.
The inception dates are for the Subaccounts in Separate Account No. 2.
In the above tables, we did not deduct the $2.00 monthly contract fee from each Subaccount. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant’s actual allocation of Account Value (unless the fee has been waived).
If you have Account Value in the General Account, the monthly contract fee would be deducted from the General Account, not any Subaccount. If you do not have Account Value allocated to the General Account, but you do have Account Value allocated to more than one Subaccount, the fee would only be deducted from one of the Subaccounts so that an illustration of total return figures of the other Subaccounts could be lower than shown above.
If you do not have any Account Value in the General Account, we will deduct the $2.00 monthly charge from your Account Value allocated to one or more of the Subaccounts, in the following order (for all Contracts except FPA):
(a) Mutual of America Investment Corporation Money Market Fund (except if redemption of shares has been suspended),
(b) Mutual of America Investment Corporation Mid-Term Bond Fund,
(c) Mutual of America Investment Corporation Bond Fund,
(d) Mutual of America Investment Corporation Composite Fund,
(e) Fidelity VIP Asset Manager Portfolio,
(f) Calvert VP SRI Balanced Portfolio,
(g) Fidelity VIP Equity-Income Portfolio,
(h) Mutual of America Investment Corporation All America Fund,
(i) Mutual of America Investment Corporation Equity Index Fund,
(j) Mutual of America Investment Corporation Mid-Cap Equity Index Fund,
(k) Fidelity VIP Contrafund® Portfolio,
(l) DWS Capital Growth VIP,
(m) American Century VP Capital Appreciation Fund,
(n) Mutual of America Investment Corporation Conservative Allocation Fund,
(o) Mutual of America Investment Corporation Moderate Allocation Fund,
(p) Mutual of America Investment Corporation Aggressive Allocation Fund,
(q) Mutual of America Investment Corporation Small Cap Value Fund,

(r) Mutual of America Investment Corporation Small Cap Growth Fund,
(s) Mutual of America Investment Corporation Mid Cap Value Fund,
(t) Fidelity VIP Mid Cap Portfolio,
(u) Invesco V.I. Main Street Fund®,
(v) Vanguard VIF Diversified Value Portfolio,
(w) Vanguard VIF International Portfolio,
(x) Mutual of America Investment Corporation International Fund
(y) Mutual of America Investment Corporation Retirement Income Fund,
(z) Mutual of America Investment Corporation 2010 Retirement Fund,
(aa) Mutual of America Investment Corporation 2015 Retirement Fund,
(bb) Mutual of America Investment Corporation 2020 Retirement Fund,
(cc) Mutual of America Investment Corporation 2025 Retirement Fund,
(dd) Mutual of America Investment Corporation 2030 Retirement Fund,
(ee) Mutual of America Investment Corporation 2035 Retirement Fund,
(ff) Mutual of America Investment Corporation 2040 Retirement Fund,
(gg) Mutual of America Investment Corporation 2045 Retirement Fund,
(hh) Mutual of America Investment Corporation 2050 Retirement Fund,
(ii) Mutual of America Investment Corporation 2055 Retirement Fund,
(jj) Mutual of America Investment Corporation 2060 Retirement Fund,
(kk) Mutual of America Investment Corporation 2065 Retirement Fund,
(ll) American Funds Insurance Series New World Fund®,
(mm) PIMCO VIT Real Return Portfolio,
(nn) T. Rowe Price Blue Chip Growth Portfolio,
(oo) Vanguard VIF Real Estate Index Portfolio,
(pp) Mutual of America Investment Corporation Small Cap Equity Index Fund,
(qq) MFS® VIT III Mid Cap Value Portfolio,
(rr) Vanguard Total Bond Market Index Portfolio,
(ss) Delaware VIP® Small Cap Value Series,
(tt) Goldman Sachs VIT Small Cap Equity Insights Fund,
(uu) Goldman Sachs VIT US Equity Insights Fund,
(vv) Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and
(ww) Victory RS Small Cap Growth Equity VIP Series.
For FPA Contracts, if you do not have any Account Value in the General Account, we will deduct the $2.00 monthly charge from your Account Value allocated to one or more of the Subaccounts, in the following order:
(a) Mutual of America Variable Insurance Portfolios Money Market Fund (except if redemption of shares has been suspended),
(b) Mutual of America Variable Insurance Portfolios Mid-Term Bond Fund,
(c) Mutual of America Variable Insurance Portfolios Bond Fund,
(d) Fidelity VIP Asset Manager Portfolio,
(e) Calvert VP SRI Balanced Portfolio,
(f) Fidelity VIP Equity-Income Portfolio,

(g) Mutual of America Variable Insurance Portfolios All America Fund,
(h) Mutual of America Variable Insurance Portfolios Equity Index Fund,
(i) Mutual of America Variable Insurance Portfolios Mid-Cap Equity Index Fund,
(j) Fidelity VIP Contrafund® Portfolio,
(k) DWS Capital Growth VIP,
(l) American Century VP Capital Appreciation Fund,
(m) Mutual of America Variable Insurance Portfolios Conservative Allocation Fund,
(n) Mutual of America Variable Insurance Portfolios Moderate Allocation Fund,
(o) Mutual of America Variable Insurance Portfolios Aggressive Allocation Fund,
(p) Mutual of America Variable Insurance Portfolios Small Cap Value Fund,
(q) Mutual of America Variable Insurance Portfolios Small Cap Growth Fund,
(r) Mutual of America Variable Insurance Portfolios Mid Cap Value Fund,
(s) Fidelity VIP Mid Cap Portfolio,
(t) Invesco V.I. Main Street Fund®,
(u) Vanguard VIF Diversified Value Portfolio,
(v) Vanguard VIF International Portfolio,
(w) Mutual of America Variable Insurance Portfolios International Fund
(x) Mutual of America Variable Insurance Portfolios Retirement Income Fund,
(y) Mutual of America Variable Insurance Portfolios 2010 Retirement Fund,
(z) Mutual of America Variable Insurance Portfolios 2015 Retirement Fund,
(aa) Mutual of America Variable Insurance Portfolios 2020 Retirement Fund,
(bb) Mutual of America Variable Insurance Portfolios 2025 Retirement Fund,
(cc) Mutual of America Variable Insurance Portfolios 2030 Retirement Fund,
(dd) Mutual of America Variable Insurance Portfolios 2035 Retirement Fund,
(ee) Mutual of America Variable Insurance Portfolios 2040 Retirement Fund,
(ff) Mutual of America Variable Insurance Portfolios 2045 Retirement Fund,
(gg) Mutual of America Variable Insurance Portfolios 2050 Retirement Fund,
(hh) Mutual of America Variable Insurance Portfolios 2055 Retirement Fund,
(ii) Mutual of America Variable Insurance Portfolios 2060 Retirement Fund,
(jj) American Funds Insurance Series New World Fund®,
(kk) PIMCO VIT Real Return Portfolio,
(ll) T. Rowe Price Blue Chip Growth Portfolio,
(mm) Vanguard VIF Real Estate Index Portfolio,
(nn) Mutual of America Variable Insurance Portfolios Small Cap Equity Index Fund,
(oo) MFS® VIT III Mid Cap Value Portfolio,
(pp) Vanguard Total Bond Market Index Portfolio,
(qq) Delaware VIP® Small Cap Value Series,
(rr) Goldman Sachs VIT Small Cap Equity Insights Fund,
(ss) Goldman Sachs VIT US Equity Insights Fund,
(tt) Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and
(uu) Victory RS Small Cap Growth Equity VIP Series.

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Subaccount. Total return and yield for a Subaccount will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.
When communicating total return to current or prospective Participants, we also may compare a Subaccount’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.
See “Performance Information for the Separate Accounts” in the Prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2022 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2022 and 2021, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2022, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated March [ ], 2023, covering the December 31, 2022, 2021 and 2020 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION
We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS
The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2022 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2022 and 2021, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2022, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated March [ ], 2023, covering the December 31, 2022, 2021 and 2020 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.
When you allocate Account Value to the Subaccounts, the value of the Account Value in those Subaccounts is impacted primarily by the investment results of the Underlying Fund(s).
Financial statements of the Separate Account for 2022 are included as follows:
Financial Statements of Mutual of America for 2022, 2021 and 2020 are included as follows:
You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Mutual of America Life Insurance Company and
Contract Owners of Mutual of America Separate Account No. 2:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix, each a subaccount comprising Mutual of America Separate Account No. 2 (the Subaccounts), as of December 31, 2021, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or period listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated in Note 4. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31, 2021, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 4, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002.
New York,New York
April 25, 2023

Appendix
Statement of operations for the year ended December 31, 2022 and the statements of changes in net assets for each of the years in the two-year period then ended.
MUTUAL OF AMERICA INVESTMENT CORPORATION
Equity Index Fund
All America Fund
Small Cap Value Fund
Small Cap Growth Fund
Small Cap Equity Index Fund
Mid Cap Value Fund
Mid-Cap Equity Index Fund
Composite Fund
International Fund
Money Market Fund
Mid-Term Bond Fund
Bond Fund
Retirement Income Fund
2015 Retirement Fund
2020 Retirement Fund
2025 Retirement Fund
2030 Retirement Fund
2035 Retirement Fund
2040 Retirement Fund
2045 Retirement Fund
2050 Retirement Fund
2055 Retirement Fund
2060 Retirement Fund
2065 Retirement Fund*
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.
Equity Index Portfolio**
All America Portfolio**
Small Cap Value Portfolio**
Small Cap Growth Portfolio**
Small Cap Equity Index Portfolio**
Mid Cap Value Portfolio**
Mid-Cap Equity Index Portfolio**
International Portfolio**

Money Market Portfolio**
Mid-Term Bond Portfolio**
Bond Portfolio**
Retirement Income Portfolio**
2015 Retirement Portfolio**
2020 Retirement Portfolio**
2025 Retirement Portfolio**
2030 Retirement Portfolio**
2035 Retirement Portfolio**
2040 Retirement Portfolio**
2045 Retirement Portfolio**
2050 Retirement Portfolio**
2055 Retirement Portfolio**
2060 Retirement Portfolio**
Conservative Allocation Portfolio**
Moderate Allocation Portfolio**
Aggressive Allocation Portfolio**
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS
VIP Equity-Income Portfolio
VIP Asset Manager Portfolio
VIP Contrafund Portfolio
VIP Mid Cap Portfolio
VANGUARD VARIABLE INSURANCE FUNDS
VIF Diversified Value Portfolio
VIF International Portfolio
VIF Real Estate Index Portfolio
VIF Total Bond Market Index Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Capital Appreciation Fund
AMERICAN FUNDS INSURANCE SERIES
New World Fund
CALVERT VARIABLE SERIES, INC.
VP SRI Balanced Portfolio
DEUTSCHE DWS VARIABLE SERIES I
Capital Growth VIP
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
V.I. Main Street Fund
PIMCO VARIABLE INSURANCE TRUST
VIT Real Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.
Blue Chip Growth Portfolio
MFS VARIABLE INVESTMENT TRUST III
MFS VIT III Mid Cap Value Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST
VIT Small Cap Equity Insights Fund
VIT US Equity Insights Fund
DELAWARE VIP TRUST
VIP Small Cap Value Series
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Sustainable Equity Portfolio
VICTORY VARIABLE INSURANCE FUNDS
RS Small Cap Growth Equity VIP Series

*Statement of operations for the year ended December 31, 2021 and the statements of changes in net assets for the year ended December 31, 2021 and for the period from August 3, 2020 (commencement of operations) to December 31, 2020 for these subaccounts.
**
Statement of operations for the year ended December 31, 2021 and the statements of changes in net assets for the year ended December 31, 2021 and for the period from January 24, 2020 (commencement of operations) to December 31, 2020 for these subaccounts.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund
Investments at fair value
(Cost: Equity Index Fund -- $584,xxx,xxx All America Fund -- $232,xxx,xxx Small Cap Value Fund -- $152,xxx,xxx Small Cap Growth Fund -- $261,xxx,xxx)
(Notes 1 and 2)..........................................…	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$203,939,326	$61,922,745	$31,223,227	$51,128,838
Tier 1 Reduced Fee Units(a)	$128,761,177	$35,633,909	$22,432,901	$37,611,603
Certain National Accounts - Tier 2 Reduced Fee Units	$15,994,526	$1,605,158	$1,275,474	$2,080,609
Tier 2 Reduced Fee Units	$77,866,960	$11,536,299	$11,881,483	$18,048,844
Certain National Accounts - Tier 3 Reduced Fee Units	$54,966,920	$12,797,131	$9,229,029	$14,211,986
Certain National Accounts - Tier 4 Reduced Fee Units	$15,487,134	$1,534,245	$2,041,103	$3,746,790
Tier 3 Reduced Fee Units	$291,257,443	$58,532,147	$46,207,482	$74,812,933
Tier 4 Reduced Fee Units	$100,741,482	$19,898,530	$15,971,151	$27,674,593
Certain National Accounts - Tier 5 Reduced Fee Units	$4,380,902	$976,490	$548,886	$995,121
Tier 5 Reduced Fee Units	$46,138,454	$7,890,129	$7,264,698	$12,433,966
Standard Units(b)	$74,473,663	$22,213,879	$13,546,074	$22,234,281
Inactive and Voluntary Employee Contribution Units	$95,605,863	$58,614,012	$21,699,420	$33,365,161
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	15,630,392	1,865,403	10,238,423	12,088,365
Tier 1 Reduced Fee Units(a)	8,942,681	972,707	6,664,944	8,057,205
Certain National Accounts - Tier 2 Reduced Fee Units	1,114,506	43,961	380,197	447,173
Tier 2 Reduced Fee Units	5,432,614	316,343	3,546,138	3,884,019
Certain National Accounts - Tier 3 Reduced Fee Units	3,834,926	350,917	2,754,488	3,058,347
Certain National Accounts - Tier 4 Reduced Fee Units	1,085,753	42,276	612,170	810,260
Tier 3 Reduced Fee Units	20,444,751	1,614,879	13,876,070	16,199,029
Tier 4 Reduced Fee Units	7,174,440	556,984	4,867,080	6,081,005
Certain National Accounts - Tier 5 Reduced Fee Units	336,397	29,472	180,333	235,727
Tier 5 Reduced Fee Units	3,551,747	238,737	2,392,753	2,952,800
Standard Units(b)	5,837,274	684,366	4,542,774	5,376,147
Inactive and Voluntary Employee Contribution Units	7,595,181	1,830,262	7,375,665	8,177,056
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.048	$33.195	$3.050	$4.230
Tier 1 Reduced Fee Units(a)	$14.398	$36.634	$3.366	$4.668
Certain National Accounts - Tier 2 Reduced Fee Units	$14.351	$36.513	$3.355	$4.653
Tier 2 Reduced Fee Units	$14.333	$36.468	$3.351	$4.647
Certain National Accounts - Tier 3 Reduced Fee Units	$14.333	$36.468	$3.351	$4.647
Certain National Accounts - Tier 4 Reduced Fee Units	$14.264	$36.291	$3.334	$4.624
Tier 3 Reduced Fee Units	$14.246	$36.246	$3.330	$4.618

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund
Tier 4 Reduced Fee Units	$14.042	$35.725	$3.281	$4.551
Certain National Accounts - Tier 5 Reduced Fee Units	$13.023	$33.132	$3.044	$4.221
Tier 5 Reduced Fee Units	$12.990	$33.049	$3.036	$4.211
Standard Units(b)	$12.758	$32.459	$2.982	$4.136
Inactive and Voluntary Employee Contribution Units	$12.588	$32.025	$2.942	$4.080

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund
Investments at fair value
(Cost: Small Cap Equity Index Fund -- $37,xxx,xxx Mid Cap Value Fund -- $63,xxx,xxx Mid-Cap Equity Index Fund -- $385,xxx,xxx Composite Fund -- $157,xxx,xxx)
(Notes 1 and 2)..........................................…	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$7,740,688	$14,538,625	$98,060,572	$43,174,655
Tier 1 Reduced Fee Units(a)	$3,980,376	$10,889,275	$59,761,361	$19,950,683
Certain National Accounts - Tier 2 Reduced Fee Units	$615,379	$894,513	$4,420,222	$1,864,658
Tier 2 Reduced Fee Units	$2,633,243	$6,047,820	$34,648,933	$9,158,708
Certain National Accounts - Tier 3 Reduced Fee Units	$2,321,237	$3,741,451	$25,287,174	$9,032,913
Certain National Accounts - Tier 4 Reduced Fee Units	$576,236	$739,089	$6,241,200	$2,611,914
Tier 3 Reduced Fee Units	$11,319,453	$18,898,173	$132,117,801	$43,560,500
Tier 4 Reduced Fee Units	$3,268,891	$9,098,681	$50,763,027	$13,043,846
Certain National Accounts - Tier 5 Reduced Fee Units	$51,649	$340,423	$2,167,448	$530,927
Tier 5 Reduced Fee Units	$1,639,347	$3,003,820	$18,411,792	$6,640,315
Standard Units(b)	$2,430,915	$6,219,163	$34,918,949	$12,316,755
Inactive and Voluntary Employee Contribution Units	$1,180,223	$3,988,897	$39,345,760	$26,914,677
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	558,830	4,458,890	13,390,525	2,828,465
Tier 1 Reduced Fee Units(a)	280,882	3,026,149	7,395,050	1,184,372
Certain National Accounts - Tier 2 Reduced Fee Units	43,524	249,406	548,773	111,060
Tier 2 Reduced Fee Units	186,474	1,688,344	4,307,088	546,184
Certain National Accounts - Tier 3 Reduced Fee Units	164,379	1,044,485	3,143,361	538,683
Certain National Accounts - Tier 4 Reduced Fee Units	40,897	207,332	779,609	156,510
Tier 3 Reduced Fee Units	804,381	5,308,043	16,523,923	2,613,490
Tier 4 Reduced Fee Units	233,520	2,593,062	6,441,963	793,791
Certain National Accounts - Tier 5 Reduced Fee Units	3,726	104,604	296,540	34,848
Tier 5 Reduced Fee Units	118,557	925,326	2,525,337	436,939
Standard Units(b)	178,286	1,950,649	4,876,529	825,197
Inactive and Voluntary Employee Contribution Units	87,474	1,268,065	5,569,213	1,827,626
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.852	$3.261	$7.323	$15.264
Tier 1 Reduced Fee Units(a)	$14.171	$3.598	$8.081	$16.845
Certain National Accounts - Tier 2 Reduced Fee Units	$14.139	$3.587	$8.055	$16.790
Tier 2 Reduced Fee Units	$14.121	$3.582	$8.045	$16.769
Certain National Accounts - Tier 3 Reduced Fee Units	$14.121	$3.582	$8.045	$16.769
Certain National Accounts - Tier 4 Reduced Fee Units	$14.090	$3.565	$8.006	$16.688
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund
Tier 3 Reduced Fee Units	$14.072	$3.560	$7.996	$16.668
Tier 4 Reduced Fee Units	$13.998	$3.509	$7.880	$16.432
Certain National Accounts - Tier 5 Reduced Fee Units	$13.862	$3.254	$7.309	$15.236
Tier 5 Reduced Fee Units	$13.827	$3.246	$7.291	$15.197
Standard Units(b)	$13.635	$3.188	$7.161	$14.926
Inactive and Voluntary Employee Contribution Units	$13.492	$3.146	$7.065	$14.727

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investments at fair value
(Cost: International Fund -- $27,xxx,xxx Money Market Fund -- $49,xxx,xxx Mid-Term Bond Fund -- $89,xxx,xxx Bond Fund -- $209,xxx,xxx)
(Notes 1 and 2).................................................................	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1,818,679	$3,113,963	$11,259,545	$28,344,375
Tier 1 Reduced Fee Units(a)	$4,899,010	$6,936,395	$11,651,360	$24,237,010
Certain National Accounts - Tier 2 Reduced Fee Units	$446,455	$745,623	$1,277,888	$3,453,530
Tier 2 Reduced Fee Units	$2,947,365	$3,587,954	$8,239,998	$16,591,089
Certain National Accounts - Tier 3 Reduced Fee Units	$1,712,844	$2,942,422	$5,658,448	$13,454,846
Certain National Accounts - Tier 4 Reduced Fee Units	$406,333	$432,266	$828,835	$1,809,231
Tier 3 Reduced Fee Units	$9,196,149	$13,323,019	$26,204,339	$65,241,403
Tier 4 Reduced Fee Units	$4,135,179	$4,841,878	$7,518,094	$20,880,141
Certain National Accounts - Tier 5 Reduced Fee Units	$263,718	$257,861	$652,073	$910,030
Tier 5 Reduced Fee Units	$1,641,669	$3,068,251	$3,870,609	$8,835,133
Standard Units(b)	$2,511,180	$4,982,226	$5,974,082	$12,299,745
Inactive and Voluntary Employee Contribution Units	$1,032,321	$4,298,428	$7,027,093	$14,766,066
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,441,153	1,330,302	4,400,252	4,086,149
Tier 1 Reduced Fee Units(a)	3,550,905	2,684,665	4,125,922	3,165,848
Certain National Accounts - Tier 2 Reduced Fee Units	324,672	289,530	454,018	452,593
Tier 2 Reduced Fee Units	2,146,096	1,395,015	2,931,246	2,177,028
Certain National Accounts - Tier 3 Reduced Fee Units	1,247,192	1,144,028	2,012,901	1,765,500
Certain National Accounts - Tier 4 Reduced Fee Units	297,306	168,862	296,250	238,533
Tier 3 Reduced Fee Units	6,737,035	5,211,375	9,377,970	8,612,381
Tier 4 Reduced Fee Units	3,073,763	1,921,099	2,728,028	2,795,099
Certain National Accounts - Tier 5 Reduced Fee Units	209,374	110,367	255,305	131,434
Tier 5 Reduced Fee Units	1,306,660	1,316,521	1,519,256	1,279,253
Standard Units(b)	2,035,050	2,176,704	2,387,591	1,813,313
Inactive and Voluntary Employee Contribution Units	847,919	1,903,339	2,846,371	2,206,314
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.262	$2.341	$2.559	$6.937
Tier 1 Reduced Fee Units(a)	$1.380	$2.584	$2.824	$7.656
Certain National Accounts - Tier 2 Reduced Fee Units	$1.375	$2.575	$2.815	$7.631
Tier 2 Reduced Fee Units	$1.373	$2.572	$2.811	$7.621
Certain National Accounts - Tier 3 Reduced Fee Units	$1.373	$2.572	$2.811	$7.621
Certain National Accounts - Tier 4 Reduced Fee Units	$1.367	$2.560	$2.798	$7.585
Tier 3 Reduced Fee Units	$1.365	$2.557	$2.794	$7.575
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Tier 4 Reduced Fee Units	$1.345	$2.520	$2.756	$7.470
Certain National Accounts - Tier 5 Reduced Fee Units	$1.260	$2.336	$2.554	$6.924
Tier 5 Reduced Fee Units	$1.256	$2.331	$2.548	$6.906
Standard Units(b)	$1.234	$2.289	$2.502	$6.783
Inactive and Voluntary Employee Contribution Units	$1.217	$2.258	$2.469	$6.693

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
Investments at fair value
(Cost: Retirement Income Fund -- $119,xxx,xxx 2015 Retirement Fund -- $106,xxx,xxx 2020 Retirement Fund -- $376,xxx,xxx 2025 Retirement Fund -- $643,xxx,xxx)
(Notes 1 and 2).................................................................	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$17,374,495	$23,271,960	$62,689,328	$80,413,227
Tier 1 Reduced Fee Units(a)	$15,293,147	$12,702,042	$62,742,152	$96,689,608
Certain National Accounts - Tier 2 Reduced Fee Units	$827,459	$2,752,839	$1,967,689	$3,917,691
Tier 2 Reduced Fee Units	$15,758,890	$9,446,514	$33,584,816	$76,670,969
Certain National Accounts - Tier 3 Reduced Fee Units	$9,349,518	$5,286,137	$30,145,672	$54,054,064
Certain National Accounts - Tier 4 Reduced Fee Units	$4,968,418	$1,122,199	$9,175,781	$19,540,199
Tier 3 Reduced Fee Units	$28,720,178	$23,534,901	$117,263,536	$223,173,382
Tier 4 Reduced Fee Units	$12,550,140	$11,318,985	$38,952,698	$84,015,371
Certain National Accounts - Tier 5 Reduced Fee Units	$1,169,049	$925,689	$3,683,310	$7,457,315
Tier 5 Reduced Fee Units	$7,659,118	$3,616,758	$16,588,451	$31,755,864
Standard Units(b)	$6,331,393	$3,391,101	$18,854,431	$40,490,784
Inactive and Voluntary Employee Contribution Units	$1,929,117	$3,147,122	$6,931,245	$11,506,305
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	9,491,521	11,969,302	30,246,139	35,451,832
Tier 1 Reduced Fee Units(a)	7,641,240	5,975,002	27,687,259	38,986,755
Certain National Accounts - Tier 2 Reduced Fee Units	414,806	1,299,208	871,189	1,584,889
Tier 2 Reduced Fee Units	7,909,954	4,463,885	14,888,226	31,055,538
Certain National Accounts - Tier 3 Reduced Fee Units	4,692,859	2,497,928	13,363,646	21,894,572
Certain National Accounts - Tier 4 Reduced Fee Units	2,505,709	532,826	4,087,175	7,952,882
Tier 3 Reduced Fee Units	14,502,512	11,188,374	52,298,498	90,945,923
Tier 4 Reduced Fee Units	6,429,905	5,460,227	17,628,766	34,743,670
Certain National Accounts - Tier 5 Reduced Fee Units	639,840	477,002	1,780,482	3,293,858
Tier 5 Reduced Fee Units	4,202,502	1,868,348	8,038,832	14,061,552
Standard Units(b)	3,537,166	1,783,652	9,303,117	18,255,579
Inactive and Voluntary Employee Contribution Units	1,092,318	1,677,705	3,466,246	5,257,871
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.831	$1.944	$2.073	$2.268
Tier 1 Reduced Fee Units(a)	$2.001	$2.126	$2.266	$2.480
Certain National Accounts - Tier 2 Reduced Fee Units	$1.995	$2.119	$2.259	$2.472
Tier 2 Reduced Fee Units	$1.992	$2.116	$2.256	$2.469
Certain National Accounts - Tier 3 Reduced Fee Units	$1.992	$2.116	$2.256	$2.469
Certain National Accounts - Tier 4 Reduced Fee Units	$1.983	$2.106	$2.245	$2.457
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
Tier 3 Reduced Fee Units	$1.980	$2.104	$2.242	$2.454
Tier 4 Reduced Fee Units	$1.952	$2.073	$2.210	$2.418
Certain National Accounts - Tier 5 Reduced Fee Units	$1.827	$1.941	$2.069	$2.264
Tier 5 Reduced Fee Units	$1.823	$1.936	$2.064	$2.258
Standard Units(b)	$1.790	$1.901	$2.027	$2.218
Inactive and Voluntary Employee Contribution Units	$1.766	$1.876	$2.000	$2.188

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
Investments at fair value
(Cost: 2030 Retirement Fund -- $620,xxx,xxx 2035 Retirement Fund -- $517,xxx,xxx 2040 Retirement Fund -- $431,xxx,xxx 2045 Retirement Fund -- $462,xxx,xxx)
(Notes 1 and 2).................................................................	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$54,230,999	$38,884,768	$31,793,744	$27,866,986
Tier 1 Reduced Fee Units(a)	$106,595,454	$83,076,260	$66,252,591	$70,557,315
Certain National Accounts - Tier 2 Reduced Fee Units	$4,343,124	$5,381,306	$3,769,087	$5,673,702
Tier 2 Reduced Fee Units	$69,974,469	$56,272,368	$50,061,711	$54,504,725
Certain National Accounts - Tier 3 Reduced Fee Units	$50,972,999	$47,049,528	$38,446,078	$38,461,822
Certain National Accounts - Tier 4 Reduced Fee Units	$18,899,034	$13,704,993	$10,607,158	$14,613,466
Tier 3 Reduced Fee Units	$234,650,713	$215,678,344	$187,222,565	$202,396,343
Tier 4 Reduced Fee Units	$96,474,288	$83,725,525	$67,928,502	$74,874,179
Certain National Accounts - Tier 5 Reduced Fee Units	$7,837,374	$5,835,988	$4,105,199	$4,535,177
Tier 5 Reduced Fee Units	$35,934,950	$33,197,345	$28,008,808	$31,002,020
Standard Units(b)	$44,789,656	$43,323,738	$39,862,443	$47,723,932
Inactive and Voluntary Employee Contribution Units	$11,119,752	$9,475,002	$11,701,564	$14,014,987
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	21,805,439	14,946,930	11,940,084	10,511,346
Tier 1 Reduced Fee Units(a)	39,199,492	29,207,622	22,757,039	24,341,297
Certain National Accounts - Tier 2 Reduced Fee Units	1,602,427	1,898,191	1,298,929	1,963,826
Tier 2 Reduced Fee Units	25,849,940	19,874,425	17,274,292	18,889,251
Certain National Accounts - Tier 3 Reduced Fee Units	18,830,425	16,617,078	13,266,202	13,329,395
Certain National Accounts - Tier 4 Reduced Fee Units	7,015,385	4,863,716	3,677,747	5,089,039
Tier 3 Reduced Fee Units	87,211,945	76,637,347	64,996,077	70,571,365
Tier 4 Reduced Fee Units	36,386,910	30,190,987	23,930,983	26,494,155
Certain National Accounts - Tier 5 Reduced Fee Units	3,157,228	2,247,558	1,544,631	1,713,916
Tier 5 Reduced Fee Units	14,512,505	12,817,028	10,565,139	11,745,596
Standard Units(b)	18,417,382	17,031,003	15,309,916	18,409,653
Inactive and Voluntary Employee Contribution Units	4,634,305	3,775,130	4,555,061	5,479,564
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.487	$2.602	$2.663	$2.651
Tier 1 Reduced Fee Units(a)	$2.719	$2.844	$2.911	$2.899
Certain National Accounts - Tier 2 Reduced Fee Units	$2.710	$2.835	$2.902	$2.889
Tier 2 Reduced Fee Units	$2.707	$2.831	$2.898	$2.885
Certain National Accounts - Tier 3 Reduced Fee Units	$2.707	$2.831	$2.898	$2.885
Certain National Accounts - Tier 4 Reduced Fee Units	$2.694	$2.818	$2.884	$2.872
Tier 3 Reduced Fee Units	$2.691	$2.814	$2.881	$2.868
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
Tier 4 Reduced Fee Units	$2.651	$2.773	$2.839	$2.826
Certain National Accounts - Tier 5 Reduced Fee Units	$2.482	$2.597	$2.658	$2.646
Tier 5 Reduced Fee Units	$2.476	$2.590	$2.651	$2.639
Standard Units(b)	$2.432	$2.544	$2.604	$2.592
Inactive and Voluntary Employee Contribution Units	$2.399	$2.510	$2.569	$2.558

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Investments at fair value
(Cost: 2050 Retirement Fund -- $340,xxx,xxx 2055 Retirement Fund -- $155,xxx,xxx 2060 Retirement Fund -- $63,xxx,xxx 2065 Retirement Fund -- $8,xxx,xxx)
(Notes 1 and 2).................................................................	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$14,052,529	$4,355,355	$2,144,415	$699,213
Tier 1 Reduced Fee Units(a)	$48,379,647	$18,055,351	$6,934,970	$704,313
Certain National Accounts - Tier 2 Reduced Fee Units	$3,501,941	$2,527,786	$913,806	$128,597
Tier 2 Reduced Fee Units	$41,765,053	$15,497,779	$5,116,495	$930,647
Certain National Accounts - Tier 3 Reduced Fee Units	$31,909,977	$15,187,580	$6,519,946	$793,580
Certain National Accounts - Tier 4 Reduced Fee Units	$10,232,591	$4,079,019	$2,185,735	$136,385
Tier 3 Reduced Fee Units	$154,102,559	$69,092,988	$26,491,597	$3,155,769
Tier 4 Reduced Fee Units	$59,855,956	$28,707,056	$10,714,779	$992,319
Certain National Accounts - Tier 5 Reduced Fee Units	$2,950,918	$1,489,821	$713,600	$84,380
Tier 5 Reduced Fee Units	$21,766,280	$11,002,504	$4,899,625	$609,599
Standard Units(b)	$33,644,360	$17,808,271	$7,719,260	$958,422
Inactive and Voluntary Employee Contribution Units	$4,205,284	$1,180,944	$106,451	$64,701
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,422,865	2,379,437	143,207	49,239
Tier 1 Reduced Fee Units(a)	17,511,036	9,540,890	452,689	49,143
Certain National Accounts - Tier 2 Reduced Fee Units	1,271,708	1,340,143	59,785	8,979
Tier 2 Reduced Fee Units	15,185,763	8,226,618	335,162	65,027
Certain National Accounts - Tier 3 Reduced Fee Units	11,602,459	8,061,956	427,097	55,450
Certain National Accounts - Tier 4 Reduced Fee Units	3,738,561	2,173,311	143,498	9,536
Tier 3 Reduced Fee Units	56,373,566	36,859,166	1,741,403	220,815
Tier 4 Reduced Fee Units	22,191,730	15,435,893	708,048	69,582
Certain National Accounts - Tier 5 Reduced Fee Units	1,140,909	815,459	47,619	5,938
Tier 5 Reduced Fee Units	8,436,641	6,037,381	327,774	42,958
Standard Units(b)	13,277,704	9,949,572	523,697	67,924
Inactive and Voluntary Employee Contribution Units	1,682,070	668,732	7,298	4,605
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.591	$1.830	$14.974	$14.201
Tier 1 Reduced Fee Units(a)	$2.763	$1.892	$15.320	$14.332
Certain National Accounts - Tier 2 Reduced Fee Units	$2.754	$1.886	$15.285	$14.322
Tier 2 Reduced Fee Units	$2.750	$1.884	$15.266	$14.312
Certain National Accounts - Tier 3 Reduced Fee Units	$2.750	$1.884	$15.266	$14.312
Certain National Accounts - Tier 4 Reduced Fee Units	$2.737	$1.877	$15.232	$14.302
Tier 3 Reduced Fee Units	$2.734	$1.875	$15.213	$14.291
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Tier 4 Reduced Fee Units	$2.697	$1.860	$15.133	$14.261
Certain National Accounts - Tier 5 Reduced Fee Units	$2.586	$1.827	$14.986	$14.211
Tier 5 Reduced Fee Units	$2.580	$1.822	$14.948	$14.190
Standard Units(b)	$2.534	$1.790	$14.740	$14.110
Inactive and Voluntary Employee Contribution Units	$2.500	$1.766	$14.586	$14.050

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investments at fair value
(Cost: Conservative Allocation Fund -- $130,xxx,xxx Moderate Allocation Fund-- $307,xxx,xxx Aggressive Allocation Fund -- $241,xxx,xxx)
(Notes 1 and 2).................................................................	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—
Net Assets	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$26,613,452	$46,181,909	$27,731,619
Tier 1 Reduced Fee Units(a)	$14,305,932	$41,400,016	$34,532,563
Certain National Accounts - Tier 2 Reduced Fee Units	$746,241	$5,261,999	$3,860,626
Tier 2 Reduced Fee Units	$8,358,355	$24,893,497	$22,900,659
Certain National Accounts - Tier 3 Reduced Fee Units	$8,976,140	$21,984,799	$15,130,515
Certain National Accounts - Tier 4 Reduced Fee Units	$2,963,590	$6,742,139	$3,861,915
Tier 3 Reduced Fee Units	$39,839,839	$102,198,001	$86,058,763
Tier 4 Reduced Fee Units	$15,036,339	$41,239,985	$31,520,329
Certain National Accounts - Tier 5 Reduced Fee Units	$1,472,964	$2,702,580	$3,386,747
Tier 5 Reduced Fee Units	$5,594,794	$18,591,708	$14,574,944
Standard Units(b)	$9,419,230	$28,472,134	$24,258,751
Inactive and Voluntary Employee Contribution Units	$4,422,403	$15,899,505	$17,063,454
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	10,979,908	13,293,331	6,313,434
Tier 1 Reduced Fee Units(a)	5,347,780	10,799,101	7,124,601
Certain National Accounts - Tier 2 Reduced Fee Units	279,877	1,377,117	799,133
Tier 2 Reduced Fee Units	3,138,727	6,523,044	4,746,310
Certain National Accounts - Tier 3 Reduced Fee Units	3,370,718	5,760,855	3,135,897
Certain National Accounts - Tier 4 Reduced Fee Units	1,118,209	1,775,163	804,257
Tier 3 Reduced Fee Units	15,051,048	26,942,084	17,944,503
Tier 4 Reduced Fee Units	5,760,056	11,026,536	6,667,015
Certain National Accounts - Tier 5 Reduced Fee Units	608,840	779,393	772,489
Tier 5 Reduced Fee Units	2,318,391	5,375,094	3,332,784
Standard Units(b)	3,974,158	8,381,404	5,648,001
Inactive and Voluntary Employee Contribution Units	1,891,144	4,743,677	4,026,578
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.424	$3.474	$4.392
Tier 1 Reduced Fee Units(a)	$2.675	$3.834	$4.847
Certain National Accounts - Tier 2 Reduced Fee Units	$2.666	$3.821	$4.831
Tier 2 Reduced Fee Units	$2.663	$3.816	$4.825
Certain National Accounts - Tier 3 Reduced Fee Units	$2.663	$3.816	$4.825
Certain National Accounts - Tier 4 Reduced Fee Units	$2.650	$3.798	$4.802
Tier 3 Reduced Fee Units	$2.647	$3.793	$4.796
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Tier 4 Reduced Fee Units	$2.610	$3.740	$4.728
Certain National Accounts - Tier 5 Reduced Fee Units	$2.419	$3.468	$4.384
Tier 5 Reduced Fee Units	$2.413	$3.459	$4.373
Standard Units(b)	$2.370	$3.397	$4.295
Inactive and Voluntary Employee Contribution Units	$2.338	$3.352	$4.238

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio
Investments at fair value
(Cost: Equity Index Portfolio -- $54,xxx,xxx All America Portfolio -- $11,xxx,xxx Small Cap Value Portfolio -- $8,xxx,xxx Small Cap Growth Portfolio -- $8,xxx,xxx)
(Notes 1 and 2)..........................................…	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$76,941,423	$16,830,613	$8,614,393	$11,903,014
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,884,646	506,620	2,823,491	2,818,930
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.075	$33.221	$3.051	$4.223

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio
Investments at fair value
(Cost: Small Cap Equity Index Portfolio -- $3,xxx,xxx Mid Cap Value Portfolio -- $3,xxx,xxx Mid-Cap Equity Index Portfolio -- $30,xxx,xxx International Portfolio -- $682,xxx)
(Notes 1 and 2)..........................................…	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$3,229,615	$3,925,374	$40,912,439	$774,724
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	232,291	1,205,973	5,607,725	611,352
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.903	$3.255	$7.296	$1.267

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio
Investments at fair value
(Cost: Money Market Portfolio -- $862,xxx Mid-Term Bond Portfolio -- $3,xxx,xxx Bond Portfolio -- $6,xxx,xxx Retirement Income Portfolio -- $4,xxx,xxx)
(Notes 1 and 2).................................................................	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$860,474	$3,124,556	$6,881,196	$5,342,553
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	367,255	1,215,422	992,705	2,895,983
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.343	$2.571	$6.932	$1.845

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio
Investments at fair value
(Cost: 2015 Retirement Portfolio -- $5,xxx,xxx 2020 Retirement Portfolio -- $13,xxx,xxx 2025 Retirement Portfolio -- $21,xxx,xxx 2030 Retirement Portfolio -- $13,xxx,xxxx)
(Notes 1 and 2).................................................................	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$6,358,617	$16,243,668	$25,809,733	$16,674,800
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,257,457	7,803,322	11,290,599	6,659,342
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.952	$2.082	$2.286	$2.504

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio
Investments at fair value
(Cost: 2035 Retirement Portfolio -- $6,xxx,xxx 2040 Retirement Portfolio -- $6,xxx,xxx 2045 Retirement Portfolio -- $3,xxx,xxx 2050 Retirement Portfolio -- $3,xxx,xxx)
(Notes 1 and 2).................................................................	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$8,488,479	$8,171,675	$4,008,775	$3,988,012
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,252,329	3,074,656	1,515,536	1,541,883
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.610	$2.658	$2.645	$2.586

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio
Investments at fair value
(Cost: 2055 Retirement Portfolio -- $731,xxx
2060 Retirement Portfolio -- $657,xxx
Conservative Allocation Portfolio -- $8,xxx,xxx
Moderate Allocation Portfolio-- $19,xxx,xxx
Aggressive Allocation Portfolio -- $3,xxx,xxx)

(Notes 1 and 2).................................................................	$—	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—	—
Net Assets	$—	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$898,705	$756,896	$9,841,881	$23,297,926	$4,958,187
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	495,544	51,185	4,040,753	6,691,191	1,127,483
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.814	$14.788	$2.436	$3.482	$4.398

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio
Investments at fair value
(Cost: Fidelity VIP Equity-Income Portfolio -- $248,xxx,xxx
Fidelity VIP Asset Manager Portfolio -- $123,xxx,xxx
Fidelity VIP Contrafund Portfolio -- $578,xxx,xxx
Fidelity VIP Mid Cap Portfolio -- $173,xxx,xxx)

(Notes 1 and 2).................................................................	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$52,097,690	$22,402,915	$225,337,884	$38,347,659
Tier 1 Reduced Fee Units(a)	$39,821,224	$18,980,997	$123,943,362	$28,692,114
Certain National Accounts - Tier 2 Reduced Fee Units	$2,817,867	$1,701,839	$8,817,823	$2,306,911
Tier 2 Reduced Fee Units	$16,875,976	$11,279,515	$59,878,591	$17,231,048
Certain National Accounts - Tier 3 Reduced Fee Units	$14,896,571	$8,005,538	$43,777,218	$10,007,900
Certain National Accounts - Tier 4 Reduced Fee Units	$4,073,276	$1,919,509	$10,238,171	$2,265,176
Tier 3 Reduced Fee Units	$73,467,392	$43,998,294	$234,664,024	$56,531,879
Tier 4 Reduced Fee Units	$26,676,510	$13,358,629	$81,648,533	$22,083,705
Certain National Accounts - Tier 5 Reduced Fee Units	$1,271,179	$665,846	$3,043,792	$716,746
Tier 5 Reduced Fee Units	$9,938,939	$6,937,914	$30,741,461	$8,302,474
Standard Units(b)	$18,302,408	$10,194,511	$63,248,997	$14,451,806
Inactive and Voluntary Employee Contribution Units	$33,961,737	$12,022,622	$112,462,184	$12,368,197
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	432,799	325,496	1,212,434	286,416
Tier 1 Reduced Fee Units(a)	299,764	249,893	604,271	194,178
Certain National Accounts - Tier 2 Reduced Fee Units	21,282	22,480	43,132	15,664
Tier 2 Reduced Fee Units	127,617	149,178	293,260	117,145
Certain National Accounts - Tier 3 Reduced Fee Units	112,649	105,878	214,402	68,039
Certain National Accounts - Tier 4 Reduced Fee Units	30,952	25,508	50,386	15,475
Tier 3 Reduced Fee Units	558,958	585,423	1,156,329	386,694
Tier 4 Reduced Fee Units	205,972	180,369	408,302	153,305
Certain National Accounts - Tier 5 Reduced Fee Units	10,580	9,692	16,408	5,364
Tier 5 Reduced Fee Units	82,931	101,245	166,135	62,285
Standard Units(b)	155,494	151,475	348,033	110,388
Inactive and Voluntary Employee Contribution Units	292,439	181,054	627,221	95,753
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$120.374	$68.827	$185.856	$133.888
Tier 1 Reduced Fee Units(a)	$132.842	$75.956	$205.112	$147.762
Certain National Accounts - Tier 2 Reduced Fee Units	$132.405	$75.706	$204.439	$147.276
Tier 2 Reduced Fee Units	$132.239	$75.611	$204.183	$147.092
Certain National Accounts - Tier 3 Reduced Fee Units	$132.239	$75.611	$204.183	$147.092
Certain National Accounts - Tier 4 Reduced Fee Units	$131.601	$75.251	$203.194	$146.377
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio
Tier 3 Reduced Fee Units	$131.436	$75.156	$202.939	$146.193
Tier 4 Reduced Fee Units	$129.515	$74.063	$199.971	$144.050
Certain National Accounts - Tier 5 Reduced Fee Units	$120.146	$68.698	$185.503	$133.634
Tier 5 Reduced Fee Units	$119.845	$68.526	$185.038	$133.299
Standard Units(b)	$117.705	$67.302	$181.733	$130.918
Inactive and Voluntary Employee Contribution Units	$116.133	$66.404	$179.302	$129.167

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Investments at fair value
(Cost: Vanguard VIF Diversified Value Portfolio -- $207,xxx,xxx
Vanguard VIF International Portfolio -- $254,xxx,xxx
Vanguard VIF Real Estate Index Portfolio -- $63,xxx,xxx
Vanguard VIF Total Bond Market Index Portfolio -- $59,xxx,xxx)

(Notes 1 and 2).................................................................	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$59,592,530	$84,998,325	$13,690,457	$15,110,989
Tier 1 Reduced Fee Units(a)	$27,463,589	$53,455,466	$8,779,223	$3,587,710
Certain National Accounts - Tier 2 Reduced Fee Units	$3,922,334	$5,714,149	$1,027,032	$454,094
Tier 2 Reduced Fee Units	$18,780,076	$35,878,734	$4,709,887	$4,414,763
Certain National Accounts - Tier 3 Reduced Fee Units	$13,019,688	$20,709,871	$4,156,943	$3,214,170
Certain National Accounts - Tier 4 Reduced Fee Units	$3,721,119	$5,648,000	$1,088,313	$1,144,300
Tier 3 Reduced Fee Units	$73,535,183	$130,642,404	$25,940,168	$18,515,877
Tier 4 Reduced Fee Units	$28,320,574	$41,618,649	$8,376,495	$4,820,004
Certain National Accounts - Tier 5 Reduced Fee Units	$1,276,365	$1,623,767	$369,445	$725,310
Tier 5 Reduced Fee Units	$9,160,354	$18,650,615	$3,560,063	$2,864,531
Standard Units(b)	$17,578,643	$27,042,355	$5,994,965	$2,599,701
Inactive and Voluntary Employee Contribution Units	$11,187,595	$33,170,868	$1,841,273	$1,125,001
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,252,757	1,382,155	511,676	1,336,091
Tier 1 Reduced Fee Units(a)	523,202	787,730	309,957	310,069
Certain National Accounts - Tier 2 Reduced Fee Units	74,970	84,482	36,380	39,334
Tier 2 Reduced Fee Units	359,405	531,123	167,043	382,892
Certain National Accounts - Tier 3 Reduced Fee Units	249,165	306,574	147,432	278,764
Certain National Accounts - Tier 4 Reduced Fee Units	71,560	84,017	38,788	99,466
Tier 3 Reduced Fee Units	1,415,912	1,945,815	925,675	1,611,472
Tier 4 Reduced Fee Units	553,200	628,893	302,399	421,703
Certain National Accounts - Tier 5 Reduced Fee Units	26,883	26,455	13,834	64,081
Tier 5 Reduced Fee Units	193,420	304,624	133,647	253,718
Standard Units(b)	377,923	449,718	229,148	233,515
Inactive and Voluntary Employee Contribution Units	243,779	559,120	71,333	102,119
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$47.569	$61.497	$26.756	$11.310
Tier 1 Reduced Fee Units(a)	$52.491	$67.860	$28.324	$11.571
Certain National Accounts - Tier 2 Reduced Fee Units	$52.319	$67.637	$28.231	$11.545
Tier 2 Reduced Fee Units	$52.253	$67.553	$28.196	$11.530
Certain National Accounts - Tier 3 Reduced Fee Units	$52.253	$67.553	$28.196	$11.530
Certain National Accounts - Tier 4 Reduced Fee Units	$52.000	$67.224	$28.058	$11.504
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Tier 3 Reduced Fee Units	$51.935	$67.140	$28.023	$11.490
Tier 4 Reduced Fee Units	$51.194	$66.178	$27.700	$11.430
Certain National Accounts - Tier 5 Reduced Fee Units	$47.479	$61.379	$26.705	$11.319
Tier 5 Reduced Fee Units	$47.360	$61.225	$26.638	$11.290
Standard Units(b)	$46.514	$60.132	$26.162	$11.133
Inactive and Voluntary Employee Contribution Units	$45.892	$59.327	$25.812	$11.017

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Goldman Sachs		American Century	American Funds
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund
Investments at fair value
(Cost: Goldman Sachs VIT Small Cap Equity Insights Fund --
$12,xxx,xxx
Goldman Sachs VIT US Equity Insights Fund -- $10,xxx,xxx
American Century VP Capital Appreciation Fund -- $300,xxx,xxx
American Funds New World Fund -- $15,xxx,xxx,xxx)

(Notes 1 and 2).................................................................	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2,325,411	$3,042,826	$89,978,220	$2,946,512
Tier 1 Reduced Fee Units(a)	$1,701,589	$966,808	$49,445,202	$2,357,749
Certain National Accounts - Tier 2 Reduced Fee Units	$34,777	$36,955	$3,511,948	$150,485
Tier 2 Reduced Fee Units	$683,038	$253,170	$23,283,859	$1,462,376
Certain National Accounts - Tier 3 Reduced Fee Units	$157,564	$377,639	$20,237,799	$981,825
Certain National Accounts - Tier 4 Reduced Fee Units	$144,718	$294,269	$4,426,321	$236,396
Tier 3 Reduced Fee Units	$2,254,266	$2,158,511	$102,916,283	$6,012,385
Tier 4 Reduced Fee Units	$956,263	$759,844	$33,614,331	$2,106,619
Certain National Accounts - Tier 5 Reduced Fee Units	$27,661	$24,633	$1,172,664	$42,672
Tier 5 Reduced Fee Units	$519,476	$370,402	$17,145,196	$927,751
Standard Units(b)	$837,080	$430,205	$27,473,234	$2,086,588
Inactive and Voluntary Employee Contribution Units	$703,342	$389,513	$45,855,381	$332,396
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	164,844	188,529	935,692	70,822
Tier 1 Reduced Fee Units(a)	118,669	58,932	465,968	53,534
Certain National Accounts - Tier 2 Reduced Fee Units	2,428	2,255	33,205	3,428
Tier 2 Reduced Fee Units	47,755	15,471	220,424	33,355
Certain National Accounts - Tier 3 Reduced Fee Units	11,016	23,077	191,588	22,394
Certain National Accounts - Tier 4 Reduced Fee Units	10,131	18,005	42,108	5,418
Tier 3 Reduced Fee Units	158,004	132,235	980,288	137,976
Tier 4 Reduced Fee Units	67,278	46,725	324,934	48,905
Certain National Accounts - Tier 5 Reduced Fee Units	1,958	1,524	12,218	1,028
Tier 5 Reduced Fee Units	36,870	22,978	179,083	22,398
Standard Units(b)	60,012	26,957	292,180	51,291
Inactive and Voluntary Employee Contribution Units	50,805	24,592	494,288	8,281
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$14.107	$16.140	$96.162	$41.605
Tier 1 Reduced Fee Units(a)	$14.339	$16.405	$106.113	$44.042
Certain National Accounts - Tier 2 Reduced Fee Units	$14.321	$16.385	$105.765	$43.898
Tier 2 Reduced Fee Units	$14.303	$16.364	$105.632	$43.843
Certain National Accounts - Tier 3 Reduced Fee Units	$14.303	$16.364	$105.632	$43.843
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Goldman Sachs		American Century	American Funds
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund
Certain National Accounts - Tier 4 Reduced Fee Units	$14.285	$16.344	$105.118	$43.630
Tier 3 Reduced Fee Units	$14.267	$16.323	$104.986	$43.576
Tier 4 Reduced Fee Units	$14.214	$16.262	$103.450	$43.076
Certain National Accounts - Tier 5 Reduced Fee Units	$14.125	$16.160	$95.979	$41.525
Tier 5 Reduced Fee Units	$14.089	$16.120	$95.739	$41.421
Standard Units(b)	$13.949	$15.959	$94.028	$40.681
Inactive and Voluntary Employee Contribution Units	$13.844	$15.839	$92.771	$40.138

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Calvert	Delaware	DWS	Invesco
	VP SRI Balanced Portfolio	VIP Small Cap Value Series	Capital Growth VIP	V.I. Main Street Fund
Investments at fair value
(Cost: Calvert VP SRI Balanced Portfolio -- $125,xxx,xxx Delaware VIP Small Cap Value Series -- $20,xxx,xxx DWS Capital Growth VIP -- $326,xxx,xxxx Invesco V.I. Main Street Fund/VA -- $58,xxx,xxx)
(Notes 1 and 2).................................................................	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—
Net Assets	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$27,587,420	$6,913,798	$132,674,821	$12,416,898
Tier 1 Reduced Fee Units(a)	$10,701,348	$2,511,581	$70,714,632	$11,397,741
Certain National Accounts - Tier 2 Reduced Fee Units	$3,759,790	$372,928	$6,271,344	$1,153,994
Tier 2 Reduced Fee Units	$11,638,023	$1,481,117	$29,996,496	$5,305,541
Certain National Accounts - Tier 3 Reduced Fee Units	$10,761,791	$725,247	$24,563,746	$3,434,086
Certain National Accounts - Tier 4 Reduced Fee Units	$3,534,789	$135,219	$4,689,089	$1,029,006
Tier 3 Reduced Fee Units	$41,215,214	$4,649,936	$128,703,847	$20,400,112
Tier 4 Reduced Fee Units	$18,189,624	$2,423,539	$46,532,646	$7,237,372
Certain National Accounts - Tier 5 Reduced Fee Units	$805,048	$38,925	$1,494,987	$165,102
Tier 5 Reduced Fee Units	$9,492,655	$766,389	$19,071,608	$3,405,460
Standard Units(b)	$17,736,431	$1,411,803	$37,373,928	$5,232,370
Inactive and Voluntary Employee Contribution Units	$14,878,583	$840,943	$101,616,462	$3,293,140
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,080,763	490,657	661,834	150,561
Tier 1 Reduced Fee Units(a)	1,082,946	175,358	319,669	125,241
Certain National Accounts - Tier 2 Reduced Fee Units	381,737	26,070	28,443	12,722
Tier 2 Reduced Fee Units	1,183,109	103,671	136,218	58,564
Certain National Accounts - Tier 3 Reduced Fee Units	1,094,032	50,764	111,547	37,906
Certain National Accounts - Tier 4 Reduced Fee Units	361,069	9,477	21,398	11,414
Tier 3 Reduced Fee Units	4,215,309	326,291	588,048	226,558
Tier 4 Reduced Fee Units	1,887,007	170,703	215,693	81,540
Certain National Accounts - Tier 5 Reduced Fee Units	90,071	2,759	7,472	2,006
Tier 5 Reduced Fee Units	1,064,729	54,457	95,558	41,475
Standard Units(b)	2,025,548	101,330	190,668	64,884
Inactive and Voluntary Employee Contribution Units	1,722,186	60,814	525,435	41,390
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$8.955	$14.091	$200.465	$82.471
Tier 1 Reduced Fee Units(a)	$9.882	$14.323	$221.212	$91.007
Certain National Accounts - Tier 2 Reduced Fee Units	$9.849	$14.305	$220.486	$90.707
Tier 2 Reduced Fee Units	$9.837	$14.287	$220.210	$90.594
Certain National Accounts - Tier 3 Reduced Fee Units	$9.837	$14.287	$220.210	$90.594
Certain National Accounts - Tier 4 Reduced Fee Units	$9.790	$14.269	$219.141	$90.156
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Calvert	Delaware	DWS	Invesco
	VP SRI Balanced Portfolio	VIP Small Cap Value Series	Capital Growth VIP	V.I. Main Street Fund
Tier 3 Reduced Fee Units	$9.778	$14.251	$218.866	$90.043
Tier 4 Reduced Fee Units	$9.639	$14.197	$215.736	$88.758
Certain National Accounts - Tier 5 Reduced Fee Units	$8.938	$14.109	$200.083	$82.315
Tier 5 Reduced Fee Units	$8.916	$14.073	$199.582	$82.109
Standard Units(b)	$8.756	$13.933	$196.016	$80.642
Inactive and Voluntary Employee Contribution Units	$8.639	$13.828	$193.395	$79.564

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Investments at fair value
(Cost: MFS VIT III Mid Cap Value Portfolio --
$8,xxx,xxx
Neuberger Berman Advisers Management Trust
Sustainable Equity Portfolio -- $9,xxx,xxx
PIMCO VIT Real Return Portfolio -- $46,xxx,xxx
T. Rowe Price Blue Chip Growth Portfolio --
$311,xxx,xxx
Victory RS Small Cap Growth Equity VIP Series
-- $8,xxx,xxx)

(Notes 1 and 2).................................................................	$—	$—	$—	$—	$—
Due From (To) Mutual of America General Account	—	—	—	—	—
Net Assets	$—	$—	$—	$—	$—
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$3,985,911	$2,422,795	$13,407,916	$106,190,556	$1,633,545
Tier 1 Reduced Fee Units(a)	$481,942	$853,558	$3,159,775	$48,903,318	$921,999
Certain National Accounts - Tier 2 Reduced Fee Units	$17,412	$35,463	$100,675	$4,112,362	$42,935
Tier 2 Reduced Fee Units	$449,244	$1,438,669	$3,610,517	$31,097,215	$527,676
Certain National Accounts - Tier 3 Reduced Fee Units	$411,403	$494,774	$2,462,766	$24,479,211	$468,110
Certain National Accounts - Tier 4 Reduced Fee Units	$110,943	$123,031	$324,852	$5,037,622	$63,880
Tier 3 Reduced Fee Units	$2,136,993	$2,246,308	$16,562,024	$126,298,999	$1,408,744
Tier 4 Reduced Fee Units	$829,896	$1,391,087	$4,517,165	$45,389,409	$734,128
Certain National Accounts - Tier 5 Reduced Fee Units	$3,221	$303,851	$159,148	$2,162,188	$13,721
Tier 5 Reduced Fee Units	$235,650	$1,365,353	$2,242,219	$18,125,185	$398,057
Standard Units	$476,627	$932,796	$1,939,219	$27,139,662	$299,515
Inactive and Voluntary Employee Contribution Units	$129,509	$125,490	$961,655	$14,910,934	$109,713
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	259,015	151,732	815,035	1,724,481	128,211
Tier 1 Reduced Fee Units(a)	30,612	52,590	181,450	750,192	71,194
Certain National Accounts - Tier 2 Reduced Fee Units	1,108	2,188	5,800	63,292	3,320
Tier 2 Reduced Fee Units	28,635	88,863	208,281	479,211	40,848
Certain National Accounts - Tier 3 Reduced Fee Units	26,223	30,561	142,071	377,227	36,237
Certain National Accounts - Tier 4 Reduced Fee Units	7,087	7,609	18,832	78,010	4,951
Tier 3 Reduced Fee Units	136,689	139,098	961,305	1,958,257	109,326
Tier 4 Reduced Fee Units	53,363	86,465	265,101	712,007	57,187
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

 (CONTINUED)
	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Certain National Accounts - Tier 5 Reduced Fee Units	209	19,005	9,692	35,180	1,076
Tier 5 Reduced Fee Units	15,340	85,614	136,896	295,648	31,281
Standard Units(b)	31,465	59,081	120,551	450,736	23,775
Inactive and Voluntary Employee Contribution Units	8,640	8,008	60,589	250,999	8,775
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$15.389	$15.968	$16.451	$61.578	$12.741
Tier 1 Reduced Fee Units(a)	$15.744	$16.230	$17.414	$65.188	$12.951
Certain National Accounts - Tier 2 Reduced Fee Units	$15.708	$16.210	$17.357	$64.974	$12.934
Tier 2 Reduced Fee Units	$15.688	$16.190	$17.335	$64.893	$12.918
Certain National Accounts - Tier 3 Reduced Fee Units	$15.688	$16.190	$17.335	$64.893	$12.918
Certain National Accounts - Tier 4 Reduced Fee Units	$15.654	$16.169	$17.250	$64.577	$12.902
Tier 3 Reduced Fee Units	$15.634	$16.149	$17.229	$64.496	$12.886
Tier 4 Reduced Fee Units	$15.552	$16.088	$17.039	$63.749	$12.837
Certain National Accounts - Tier 5 Reduced Fee Units	$15.401	$15.988	$16.420	$61.461	$12.757
Tier 5 Reduced Fee Units	$15.362	$15.948	$16.379	$61.307	$12.725
Standard Units(b)	$15.148	$15.788	$16.086	$60.212	$12.598
Inactive and Voluntary Employee Contribution Units	$14.990	$15.670	$15.872	$59.406	$12.503

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2022

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	0	0	0	0	0	0
Net Investment Income (Loss)	0	0	0	0	0	0
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0	0	0	0
Net Realized and Unrealized Gain (Loss) on Investments	0	0	0	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	—	—	—	—	—	—
Net Investment Income (Loss)	0	0	0	0	0	0
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0	0	0	0
Net Realized and Unrealized Gain (Loss) on Investments	0	0	0	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	0	0	0	0	0	0
Net Investment Income (Loss)	0	0	0	0	0	0
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	0	—	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0	0	0	0
Net Realized and Unrealized Gain (Loss) on Investments	0	0	0	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—

	Mutual of America Investment Corporation
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	0	0	0	0	0	0
Net Investment Income (Loss)	0	0	0	0	0	0
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0	0	0	0
Net Realized and Unrealized Gain (Loss) on Investments	0	0	0	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Mutual of America Investment Corporation			Mutual of America Variable Insurance Portfolios
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	0	0	0	0	0	0
Net Investment Income (Loss)	0	0	0	0	0	0
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0	0	0	0
Net Realized and Unrealized Gain (Loss) on Investments	0	0	0	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—

	Mutual of America Variable Insurance Portfolios
	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Money Market Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	0	0	0	—	—	—
Net Investment Income (Loss)	0	0	0	0	0	0
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0	0	0	0
Net Realized and Unrealized Gain (Loss) on Investments	0	0	0	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Mutual of America Variable Insurance Portfolios
	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	—	—	0	0	0	0
Net Investment Income (Loss)	0	0	0	0	0	0
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	0	0	0	—	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0	0	0	0
Net Realized and Unrealized Gain (Loss) on Investments	0	0	0	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—

	Mutual of America Variable Insurance Portfolios
	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	0	0	0	0	0	0
Net Investment Income (Loss)	0	0	0	0	0	0
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0	0	0	0
Net Realized and Unrealized Gain (Loss) on Investments	0	0	0	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Mutual of America Variable Insurance Portfolios				Fidelity
	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	0	0	0	0	0	0
Net Investment Income (Loss)	0	0	0	0	0	0
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0	0	0	0
Net Realized and Unrealized Gain (Loss) on Investments	0	0	0	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—

	Fidelity		Vanguard
	VIP Contrafund Portfolio	VIP Mid Cap Portfolio	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	0	0	0	0	0	0
Net Investment Income (Loss)	0	0	0	0	0	0
Net Realized and Unrealized Gain					.
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	0	—	—	0	0	0
Net Realized and Unrealized Gain (Loss) on Investments	0	0	—	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Goldman Sachs		American Century	American Funds	Calvert	Delaware	DWS
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund	VP SRI Balanced Portfolio	VIP Small Cap Value Series	Capital Growth VIP
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	0	0	0	0	0	—	0
Net Investment Income (Loss)	0	0	0	0	—	—	0
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—	—
Net realized gain (loss) on investments	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	—	0	0	0	0	—	0
Net Realized and Unrealized Gain (Loss) on Investments	0	0	0	0	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—	$—

	Invesco	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	V.I. Main Street Fund	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	0	0	0	0	0	0
Net Investment Income (Loss)	0	0	0	0	0	0
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	0	0	0	0	0	0
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0	0	0	0
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

 (CONTINUED)
	Invesco	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	V.I. Main Street Fund	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Net Realized and Unrealized Gain (Loss) on Investments	0	0	0	0	0	0
Net Increase (Decrease) in Net Assets Resulting From Operations	$—	$—	$—	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Equity Index Fund		All America Fund		Small Cap Value Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$5,009,238	$—	$(328,865)	$—	$(252,390)
Net realized gain (loss) on investments	—	71,576,504	—	31,813,542	—	15,138,253
Net change in unrealized appreciation (depreciation) on investments	—	164,676,427	—	31,231,908	—	27,899,211
Net Increase (Decrease) in net assets resulting from operations	—	241,262,169	—	62,716,585	—	42,785,074
From Unit Transactions:
Contributions		60,903,618		7,920,432		7,483,308
Withdrawals		(78,741,027)		(22,301,567)		(13,732,756)
Net transfers		6,284,877		(3,583,485)		10,631,707
Contract fees (Note 3)		(103,063)		(53,848)		(13,379)
Net Increase (Decrease) from unit transactions	—	(11,655,595)	—	(18,018,468)	—	4,368,880
Net Increase (Decrease) in Net Assets	—	229,606,574	—	44,698,117	—	47,153,954
Net Assets:
Beginning of Year	1,109,613,850	880,007,276	293,154,674	248,456,557	183,320,928	136,166,974
End of Year	$1,109,613,850	$1,109,613,850	$293,154,674	$293,154,674	$183,320,928	$183,320,928
Changes in Units:
Units outstanding, beginning of year	80,980,662	82,173,499	8,546,307	9,129,615	57,431,035	56,108,117
Units issued		20,159,909		1,258,121		18,789,211
Units redeemed		(21,352,746)		(1,841,429)		(17,466,293)
Net increase (decrease)	—	(1,192,837)	—	(583,308)	—	1,322,918
Units outstanding, end of year	80,980,662	80,980,662	8,546,307	8,546,307	57,431,035	57,431,035
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(2,167,470)	$—	$208,852	$—	$84,327
Net realized gain (loss) on investments	—	56,861,007	—	7,783,842	—	6,802,454
Net change in unrealized appreciation (depreciation) on investments	—	(27,749,704)	—	(2,563,473)	—	10,680,666
Net Increase (Decrease) in net assets resulting from operations	—	26,943,833	—	5,429,221	—	17,567,447
From Unit Transactions:
Contributions		12,194,046		4,858,269		6,912,827
Withdrawals		(23,475,120)		(2,738,036)		(4,928,096)
Net transfers		(4,919,398)		14,101,463		8,947,345
Contract fees (Note 3)		(5,529)		(262)		(2,380)
Net Increase (Decrease) from unit transactions	—	(16,206,001)	—	16,221,434	—	10,929,696
Net Increase (Decrease) in Net Assets	—	10,737,832	—	21,650,655	—	28,497,143
Net Assets:
Beginning of Year	298,344,725	287,606,893	37,757,637	16,106,982	78,399,930	49,902,787
End of Year	$298,344,725	$298,344,725	$37,757,637	$37,757,637	$78,399,930	$78,399,930
Changes in Units:
Units outstanding, beginning of year	67,367,133	71,258,155	2,700,930	1,448,957	22,824,355	19,377,680
Units issued		16,016,746		2,877,654		10,564,726
Units redeemed		(19,907,768)		(1,625,681)		(7,118,051)
Net increase (decrease)	—	(3,891,022)	—	1,251,973	—	3,446,675
Units outstanding, end of year	67,367,133	67,367,133	2,700,930	2,700,930	22,824,355	22,824,355
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund		Composite Fund		International Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$1,929,946	$—	$1,373,346	$—	$304,419
Net realized gain (loss) on investments	—	68,525,768	—	9,193,364	—	3,140,702
Net change in unrealized appreciation (depreciation) on investments	—	29,384,385	—	15,290,995	—	(736,589)
Net Increase (Decrease) in net assets resulting from operations	—	99,840,099	—	25,857,705	—	2,708,532
From Unit Transactions:
Contributions		21,658,767		9,221,662		3,348,462
Withdrawals		(38,601,303)		(15,701,495)		(3,041,379)
Net transfers		(3,909,857)		2,343,493		(161,401)
Contract fees (Note 3)		(39,145)		(56,645)		(874)
Net Increase (Decrease) from unit transactions	—	(20,891,538)	—	(4,192,985)	—	144,808
Net Increase (Decrease) in Net Assets	—	78,948,561	—	21,664,720	—	2,853,340
Net Assets:
Beginning of Year	506,144,239	427,195,678	188,800,551	167,135,831	31,010,902	28,157,562
End of Year	$506,144,239	$506,144,239	$188,800,551	$188,800,551	$31,010,902	$31,010,902
Changes in Units:
Units outstanding, beginning of year	65,797,911	68,874,161	11,897,165	12,204,990	23,217,125	23,185,115
Units issued		14,574,434		2,409,544		8,029,934
Units redeemed		(17,650,684)		(2,717,369)		(7,997,924)
Net increase (decrease)	—	(3,076,250)	—	(307,825)	—	32,010
Units outstanding, end of year	65,797,911	65,797,911	11,897,165	11,897,165	23,217,125	23,217,125
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(334,888)	$—	$603,894	$—	$2,637,039
Net realized gain (loss) on investments	—	(79,479)	—	1,132,002	—	2,229,301
Net change in unrealized appreciation (depreciation) on investments	—	(5,181)	—	(4,287,635)	—	(12,185,789)
Net Increase (Decrease) in net assets resulting from operations	—	(419,548)	—	(2,551,739)	—	(7,319,449)
From Unit Transactions:
Contributions		4,856,454		5,839,016		13,602,912
Withdrawals		(8,839,229)		(8,985,795)		(21,384,532)
Net transfers		(80,071)		(2,721,709)		(15,934,975)
Contract fees (Note 3)		(63,375)		(50,898)		(83,597)
Net Increase (Decrease) from unit transactions	—	(4,126,221)	—	(5,919,386)	—	(23,800,192)
Net Increase (Decrease) in Net Assets	—	(4,545,769)	—	(8,471,125)	—	(31,119,641)
Net Assets:
Beginning of Year	48,530,286	53,076,055	90,162,364	98,633,489	210,822,599	241,942,240
End of Year	$48,530,286	$48,530,286	$90,162,364	$90,162,364	$210,822,599	$210,822,599
Changes in Units:
Units outstanding, beginning of year	19,651,807	21,296,545	33,335,110	35,578,526	28,723,445	32,024,828
Units issued		9,504,383		8,493,963		7,358,523
Units redeemed		(11,149,121)		(10,737,379)		(10,659,906)
Net increase (decrease)	—	(1,644,738)	—	(2,243,416)	—	(3,301,383)
Units outstanding, end of year	19,651,807	19,651,807	33,335,110	33,335,110	28,723,445	28,723,445
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$869,114	$—	$824,403	$—	$4,081,214
Net realized gain (loss) on investments	—	4,764,671	—	10,850,645	—	26,194,621
Net change in unrealized appreciation (depreciation) on investments	—	237,023	—	(4,383,693)	—	4,976,696
Net Increase (Decrease) in net assets resulting from operations	—	5,870,808	—	7,291,355	—	35,252,531
From Unit Transactions:
Contributions		21,101,525		4,618,716		32,014,565
Withdrawals		(17,153,938)		(10,262,041)		(56,138,450)
Net transfers		(1,460,747)		(1,318,070)		(1,103,338)
Contract fees (Note 3)		(52,181)		(18,439)		(75,450)
Net Increase (Decrease) from unit transactions	—	2,434,659	—	(6,979,834)	—	(25,302,673)
Net Increase (Decrease) in Net Assets	—	8,305,467	—	311,521	—	9,949,858
Net Assets:
Beginning of Year	121,930,922	113,625,455	100,516,247	100,204,726	402,579,109	392,629,251
End of Year	$121,930,922	$121,930,922	$100,516,247	$100,516,247	$402,579,109	$402,579,109
Changes in Units:
Units outstanding, beginning of year	63,060,332	61,936,318	49,193,459	52,622,474	183,659,575	195,875,367
Units issued		25,046,468		10,311,935		48,282,376
Units redeemed		(23,922,454)		(13,740,950)		(60,498,168)
Net increase (decrease)	—	1,124,014	—	(3,429,015)	—	(12,215,792)
Units outstanding, end of year	63,060,332	63,060,332	49,193,459	49,193,459	183,659,575	183,659,575
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$7,665,232	$—	$8,030,760	$—	$7,614,677
Net realized gain (loss) on investments	—	39,154,008	—	37,086,718	—	29,390,141
Net change in unrealized appreciation (depreciation) on investments	—	26,179,323	—	46,005,581	—	52,060,532
Net Increase (Decrease) in net assets resulting from operations	—	72,998,563	—	91,123,059	—	89,065,350
From Unit Transactions:
Contributions		78,942,635		81,613,698		82,662,855
Withdrawals		(65,923,722)		(52,862,969)		(42,887,437)
Net transfers		7,712,177		8,690,240		4,890,752
Contract fees (Note 3)		(136,700)		(156,068)		(161,233)
Net Increase (Decrease) from unit transactions	—	20,594,390	—	37,284,901	—	44,504,937
Net Increase (Decrease) in Net Assets	—	93,592,953	—	128,407,960	—	133,570,287
Net Assets:
Beginning of Year	729,684,779	636,091,826	735,822,812	607,414,852	635,605,165	502,034,878
End of Year	$729,684,779	$729,684,779	$735,822,812	$735,822,812	$635,605,165	$635,605,165
Changes in Units:
Units outstanding, beginning of year	303,484,921	295,246,068	278,623,383	264,360,406	230,107,015	213,558,823
Units issued		91,898,855		87,262,910		78,677,605
Units redeemed		(83,660,002)		(72,999,933)		(62,129,413)
Net increase (decrease)	—	8,238,853	—	14,262,977	—	16,548,192
Units outstanding, end of year	303,484,921	303,484,921	278,623,383	278,623,383	230,107,015	230,107,015
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$6,460,516	$—	$6,964,448	$—	$5,393,809
Net realized gain (loss) on investments	—	30,079,220	—	35,368,057	—	20,281,509
Net change in unrealized appreciation (depreciation) on investments	—	47,297,337	—	51,621,325	—	42,304,928
Net Increase (Decrease) in net assets resulting from operations	—	83,837,073	—	93,953,830	—	67,980,246
From Unit Transactions:
Contributions		66,110,317		74,262,758		68,078,942
Withdrawals		(36,279,380)		(41,676,568)		(31,925,891)
Net transfers		1,746,616		(2,018,500)		(2,229,970)
Contract fees (Note 3)		(159,724)		(215,551)		(236,290)
Net Increase (Decrease) from unit transactions	—	31,417,829	—	30,352,139	—	33,686,791
Net Increase (Decrease) in Net Assets	—	115,254,902	—	124,305,969	—	101,667,037
Net Assets:
Beginning of Year	539,759,450	424,504,548	586,224,654	461,918,685	426,367,095	324,700,058
End of Year	$539,759,450	$539,759,450	$586,224,654	$586,224,654	$426,367,095	$426,367,095
Changes in Units:
Units outstanding, beginning of year	191,116,100	179,744,970	208,538,403	197,496,576	157,835,012	144,806,414
Units issued		61,985,278		66,111,540		60,518,366
Units redeemed		(50,614,148)		(55,069,713)		(47,489,768)
Net increase (decrease)	—	11,371,130	—	11,041,827	—	13,028,598
Units outstanding, end of year	191,116,100	191,116,100	208,538,403	208,538,403	157,835,012	157,835,012
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2055 Retirement Fund		2060 Retirement Fund		2065 Retirement Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$2,300,462	$—	$912,571	$—	$109,507
Net realized gain (loss) on investments	—	7,538,962	—	3,018,148	—	339,071
Net change in unrealized appreciation (depreciation) on investments	—	18,676,205	—	6,228,389	—	296,982
Net Increase (Decrease) in net assets resulting from operations	—	28,515,629	—	10,159,108	—	745,560
From Unit Transactions:
Contributions		48,407,972		28,787,944		5,156,493
Withdrawals		(15,827,237)		(6,790,814)		(644,259)
Net transfers		(104,481)		1,336,896		2,879,521
Contract fees (Note 3)		(182,429)		(109,752)		(7,927)
Net Increase (Decrease) from unit transactions	—	32,293,825	—	23,224,274	—	7,383,828
Net Increase (Decrease) in Net Assets	—	60,809,454	—	33,383,382	—	8,129,388
Net Assets:
Beginning of Year/Period	188,984,454	128,175,000	74,460,679	41,077,297	9,257,925	1,128,537
End of Year/Period	$188,984,454	$188,984,454	$74,460,679	$74,460,679	$9,257,925	$9,257,925
Changes in Units:
Units outstanding, beginning of year/period	101,488,558	83,004,416	4,917,277	3,283,252	649,196	95,766
Units issued		48,495,685		2,955,501		686,293
Units redeemed		(30,011,543)		(1,321,476)		(132,863)
Net increase (decrease)	—	18,484,142	—	1,634,025	—	553,430
Units outstanding, end of year/period	101,488,558	101,488,558	4,917,277	4,917,277	649,196	649,196
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$1,165,287	$—	$3,652,441	$—	$3,332,714
Net realized gain (loss) on investments	—	7,331,195	—	25,685,176	—	27,401,939
Net change in unrealized appreciation (depreciation) on investments	—	668,777	—	13,517,042	—	11,858,024
Net Increase (Decrease) in net assets resulting from operations	—	9,165,259	—	42,854,659	—	42,592,677
From Unit Transactions:
Contributions		12,077,416		26,466,779		21,085,099
Withdrawals		(13,520,679)		(31,325,485)		(20,481,510)
Net transfers		(453,844)		(2,247,156)		(4,829,159)
Contract fees (Note 3)		(26,732)		(53,990)		(38,314)
Net Increase (Decrease) from unit transactions	—	(1,923,839)	—	(7,159,852)	—	(4,263,884)
Net Increase (Decrease) in Net Assets	—	7,241,420	—	35,694,807	—	38,328,793
Net Assets:
Beginning of Year	137,749,279	130,507,859	355,568,272	319,873,465	284,880,885	246,552,092
End of Year	$137,749,279	$137,749,279	$355,568,272	$355,568,272	$284,880,885	$284,880,885
Changes in Units:
Units outstanding, beginning of year	53,838,856	54,752,764	96,776,799	99,022,795	61,315,002	62,481,948
Units issued		15,715,368		23,362,254		15,760,156
Units redeemed		(16,629,276)		(25,608,250)		(16,927,102)
Net increase (decrease)	—	(913,908)	—	(2,245,996)	—	(1,166,946)
Units outstanding, end of year	53,838,856	53,838,856	96,776,799	96,776,799	61,315,002	61,315,002
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Equity Index Portfolio		All America Portfolio		Small Cap Value Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$255,517	$—	$(1,074)	$—	$(719)
Net realized gain (loss) on investments	—	2,434,021	—	421,066	—	1,253,318
Net change in unrealized appreciation (depreciation) on investments	—	13,479,777	—	3,128,820	—	269,832
Net Increase (Decrease) in net assets resulting from operations	—	16,169,315	—	3,548,812	—	1,522,431
From Unit Transactions:
Contributions		4,100,882		877,556		607,935
Withdrawals		(2,862,189)		(818,058)		(611,762)
Net transfers		(964,586)		(543,206)		2,027,025
Contract fees (Note 3)		(2,895)		(1,841)		(467)
Net Increase (Decrease) from unit transactions	—	271,212	—	(485,549)	—	2,022,731
Net Increase (Decrease) in Net Assets	—	16,440,527	—	3,063,263	—	3,545,162
Net Assets:
Beginning of Year	76,941,423	60,500,896	16,830,613	13,767,350	8,614,393	5,069,231
End of Year	$76,941,423	$76,941,423	$16,830,613	$16,830,613	$8,614,393	$8,614,393
Changes in Units:
Units outstanding, beginning of year	5,884,646	5,894,937	506,620	522,164	2,823,491	2,171,275
Units issued		1,078,848		43,558		3,462,653
Units redeemed		(1,089,139)		(59,102)		(2,810,437)
Net increase (decrease)	—	(10,291)	—	(15,544)	—	652,216
Units outstanding, end of year	5,884,646	5,884,646	506,620	506,620	2,823,491	2,823,491
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Small Cap Growth Portfolio		Small Cap Equity Index Portfolio		Mid Cap Value Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(103,235)	$—	$7,876	$—	$1,733
Net realized gain (loss) on investments	—	1,129,505	—	752,758	—	219,916
Net change in unrealized appreciation (depreciation) on investments	—	13,194	—	(331,026)	—	440,226
Net Increase (Decrease) in net assets resulting from operations	—	1,039,464	—	429,608	—	661,875
From Unit Transactions:
Contributions		651,042		322,326		253,440
Withdrawals		(606,226)		(59,983)		(43,129)
Net transfers		(981,977)		1,593,677		1,253,692
Contract fees (Note 3)		(54)		(10)		(68)
Net Increase (Decrease) from unit transactions	—	(937,215)	—	1,856,010	—	1,463,935
Net Increase (Decrease) in Net Assets	—	102,249	—	2,285,618	—	2,125,810
Net Assets:
Beginning of Year	11,903,014	11,800,765	3,229,615	943,997	3,925,374	1,799,564
End of Year	$11,903,014	$11,903,014	$3,229,615	$3,229,615	$3,925,374	$3,925,374
Changes in Units:
Units outstanding, beginning of year	2,818,930	3,053,933	232,291	85,169	1,205,973	733,690
Units issued		702,758		349,086		877,400
Units redeemed		(937,761)		(201,964)		(405,117)
Net increase (decrease)	—	(235,003)	—	147,122	—	472,283
Units outstanding, end of year	2,818,930	2,818,930	232,291	232,291	1,205,973	1,205,973
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Mid-Cap Equity Index Portfolio		International Portfolio		Money Market Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$48,598	$—	$4,321	$—	$(7,321)
Net realized gain (loss) on investments	—	1,060,706	—	30,992	—	(299)
Net change in unrealized appreciation (depreciation) on investments	—	6,490,566	—	31,530	—	(1,070)
Net Increase (Decrease) in net assets resulting from operations	—	7,599,870	—	66,843	—	(8,690)
From Unit Transactions:
Contributions		1,206,048		150,454		129,374
Withdrawals		(1,158,079)		(87,156)		(11,969)
Net transfers		311,974		(127,936)		33,848
Contract fees (Note 3)		(916)		(25)		(498)
Net Increase (Decrease) from unit transactions	—	359,027	—	(64,663)	—	150,755
Net Increase (Decrease) in Net Assets	—	7,958,897	—	2,180	—	142,065
Net Assets:
Beginning of Year	40,912,439	32,953,542	774,724	772,544	860,474	718,409
End of Year	$40,912,439	$40,912,439	$774,724	$774,724	$860,474	$860,474
Changes in Units:
Units outstanding, beginning of year	5,607,725	5,575,557	611,352	667,787	367,255	303,383
Units issued		882,245		156,343		117,219
Units redeemed		(850,077)		(212,778)		(53,347)
Net increase (decrease)	—	32,168	—	(56,435)	—	63,872
Units outstanding, end of year	5,607,725	5,607,725	611,352	611,352	367,255	367,255
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Mid-Term Bond Portfolio		Bond Portfolio		Retirement Income Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$2,665	$—	$41,662	$—	$(37,932)
Net realized gain (loss) on investments	—	55,486	—	40,468	—	44,690
Net change in unrealized appreciation (depreciation) on investments	—	(146,215)	—	(343,118)	—	186,357
Net Increase (Decrease) in net assets resulting from operations	—	(88,064)	—	(260,988)	—	193,115
From Unit Transactions:
Contributions		241,081		462,526		1,630,626
Withdrawals		(190,280)		(267,740)		(36,162)
Net transfers		(408,903)		(1,160,604)		504,104
Contract fees (Note 3)		(834)		(1,439)		(154)
Net Increase (Decrease) from unit transactions	—	(358,936)	—	(967,257)	—	2,098,414
Net Increase (Decrease) in Net Assets	—	(447,000)	—	(1,228,245)	—	2,291,529
Net Assets:
Beginning of Year	3,124,556	3,571,556	6,881,196	8,109,441	5,342,553	3,051,024
End of Year	$3,124,556	$3,124,556	$6,881,196	$6,881,196	$5,342,553	$5,342,553
Changes in Units:
Units outstanding, beginning of year	1,215,422	1,352,885	992,705	1,130,213	2,895,983	1,738,142
Units issued		106,079		93,816		1,386,764
Units redeemed		(243,542)		(231,324)		(228,923)
Net increase (decrease)	—	(137,463)	—	(137,508)	—	1,157,841
Units outstanding, end of year	1,215,422	1,215,422	992,705	992,705	2,895,983	2,895,983
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(57,127)	$—	$(146,942)	$—	$(211,823)
Net realized gain (loss) on investments	—	70,490	—	348,484	—	229,820
Net change in unrealized appreciation (depreciation) on investments	—	376,303	—	1,136,907	—	2,413,282
Net Increase (Decrease) in net assets resulting from operations	—	389,666	—	1,338,449	—	2,431,279
From Unit Transactions:
Contributions		291,004		857,076		2,353,780
Withdrawals		(385,667)		(904,332)		(1,186,597)
Net transfers		(193,310)		(1,668,346)		633,234
Contract fees (Note 3)		(119)		(519)		(1,148)
Net Increase (Decrease) from unit transactions	—	(288,092)	—	(1,716,121)	—	1,799,269
Net Increase (Decrease) in Net Assets	—	101,574	—	(377,672)	—	4,230,548
Net Assets:
Beginning of Year	6,358,617	6,257,043	16,243,668	16,621,340	25,809,733	21,579,185
End of Year	$6,358,617	$6,358,617	$16,243,668	$16,243,668	$25,809,733	$25,809,733
Changes in Units:
Units outstanding, beginning of year	3,257,457	3,410,980	7,803,322	8,666,852	11,290,599	10,492,349
Units issued		200,067		612,058		1,847,131
Units redeemed		(353,590)		(1,475,588)		(1,048,881)
Net increase (decrease)	—	(153,523)	—	(863,530)	—	798,250
Units outstanding, end of year	3,257,457	3,257,457	7,803,322	7,803,322	11,290,599	11,290,599
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2030 Retirement Portfolio		2035 Retirement Portfolio		2040 Retirement Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(126,373)	$—	$(66,012)	$—	$(62,524)
Net realized gain (loss) on investments	—	87,977	—	135,656	—	59,672
Net change in unrealized appreciation (depreciation) on investments	—	1,867,499	—	989,855	—	1,078,127
Net Increase (Decrease) in net assets resulting from operations	—	1,829,103	—	1,059,499	—	1,075,275
From Unit Transactions:
Contributions		2,238,749		1,247,599		939,255
Withdrawals		(369,672)		(730,324)		(173,149)
Net transfers		1,067,608		908,204		1,128,202
Contract fees (Note 3)		(1,045)		(742)		(522)
Net Increase (Decrease) from unit transactions	—	2,935,640	—	1,424,737	—	1,893,786
Net Increase (Decrease) in Net Assets	—	4,764,743	—	2,484,236	—	2,969,061
Net Assets:
Beginning of Year	16,674,800	11,910,057	8,488,479	6,004,243	8,171,675	5,202,614
End of Year	$16,674,800	$16,674,800	$8,488,479	$8,488,479	$8,171,675	$8,171,675
Changes in Units:
Units outstanding, beginning of year	6,659,342	5,447,636	3,252,329	2,680,116	3,074,656	2,312,919
Units issued		1,493,350		902,463		917,401
Units redeemed		(281,644)		(330,250)		(155,664)
Net increase (decrease)	—	1,211,706	—	572,213	—	761,737
Units outstanding, end of year	6,659,342	6,659,342	3,252,329	3,252,329	3,074,656	3,074,656
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(31,549)	$—	$(32,071)	$—	$(6,705)
Net realized gain (loss) on investments	—	26,792	—	133,629	—	5,630
Net change in unrealized appreciation (depreciation) on investments	—	580,771	—	484,935	—	115,292
Net Increase (Decrease) in net assets resulting from operations	—	576,014	—	586,493	—	114,217
From Unit Transactions:
Contributions		452,133		925,870		75,912
Withdrawals		(125,812)		(489,606)		(8,755)
Net transfers		307,908		36,772		266,578
Contract fees (Note 3)		(278)		(273)		(94)
Net Increase (Decrease) from unit transactions	—	633,951	—	472,763	—	333,641
Net Increase (Decrease) in Net Assets	—	1,209,965	—	1,059,256	—	447,858
Net Assets:
Beginning of Year	4,008,775	2,798,810	3,988,012	2,928,756	898,705	450,847
End of Year	$4,008,775	$4,008,775	$3,988,012	$3,988,012	$898,705	$898,705
Changes in Units:
Units outstanding, beginning of year	1,515,536	1,254,237	1,541,883	1,346,038	495,544	296,164
Units issued		314,189		409,842		227,066
Units redeemed		(52,890)		(213,997)		(27,686)
Net increase (decrease)	—	261,299	—	195,845	—	199,380
Units outstanding, end of year	1,515,536	1,515,536	1,541,883	1,541,883	495,544	495,544
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(3,846)	$—	$(88,232)	$—	$(201,615)
Net realized gain (loss) on investments	—	9,358	—	381,471	—	1,294,254
Net change in unrealized appreciation (depreciation) on investments	—	60,659	—	382,045	—	1,825,275
Net Increase (Decrease) in net assets resulting from operations	—	66,171	—	675,284	—	2,917,914
From Unit Transactions:
Contributions		50,225		1,794,369		1,210,989
Withdrawals		(72,471)		(1,311,102)		(4,142,978)
Net transfers		419,251		(1,003,705)		401,702
Contract fees (Note 3)		—		(695)		(1,374)
Net Increase (Decrease) from unit transactions	—	397,005	—	(521,133)	—	(2,531,661)
Net Increase (Decrease) in Net Assets	—	463,176	—	154,151	—	386,253
Net Assets:
Beginning of Year	756,896	293,720	9,841,881	9,687,730	23,297,926	22,911,673
End of Year	$756,896	$756,896	$9,841,881	$9,841,881	$23,297,926	$23,297,926
Changes in Units:
Units outstanding, beginning of year	51,185	23,757	4,040,753	4,268,262	6,691,191	7,479,885
Units issued		33,183		1,156,924		1,958,894
Units redeemed		(5,755)		(1,384,433)		(2,747,588)
Net increase (decrease)	—	27,428	—	(227,509)	—	(788,694)
Units outstanding, end of year	51,185	51,185	4,040,753	4,040,753	6,691,191	6,691,191
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios		Fidelity
	Aggressive Allocation Portfolio		VIP Equity-Income Portfolio		VIP Asset Manager Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(41,001)	$—	$3,537,884	$—	$1,548,990
Net realized gain (loss) on investments	—	176,530	—	35,374,931	—	2,794,576
Net change in unrealized appreciation (depreciation) on investments	—	573,709	—	20,253,439	—	8,810,124
Net Increase (Decrease) in net assets resulting from operations	—	709,238	—	59,166,254	—	13,153,690
From Unit Transactions:
Contributions		567,367		11,742,102		9,592,089
Withdrawals		(642,434)		(24,113,256)		(13,136,732)
Net transfers		489,178		(1,320,707)		(2,100,175)
Contract fees (Note 3)		(497)		(67,021)		(62,660)
Net Increase (Decrease) from unit transactions	—	413,614	—	(13,758,882)	—	(5,707,478)
Net Increase (Decrease) in Net Assets	—	1,122,852	—	45,407,372	—	7,446,212
Net Assets:
Beginning of Year	4,958,187	3,835,335	294,200,769	248,793,397	151,468,129	144,021,917
End of Year	$4,958,187	$4,958,187	$294,200,769	$294,200,769	$151,468,129	$151,468,129
Changes in Units:
Units outstanding, beginning of year	1,127,483	1,023,715	2,331,437	2,451,885	2,087,691	2,173,010
Units issued		318,727		499,322		435,925
Units redeemed		(214,959)		(619,770)		(521,244)
Net increase (decrease)	—	103,768	—	(120,448)	—	(85,319)
Units outstanding, end of year	1,127,483	1,127,483	2,331,437	2,331,437	2,087,691	2,087,691
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Fidelity				Vanguard
	VIP Contrafund Portfolio		VIP Mid Cap Portfolio		VIF Diversified Value Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(5,300,662)	$—	$112,305	$—	$893,029
Net realized gain (loss) on investments	—	150,400,695	—	35,796,464	—	4,029,148
Net change in unrealized appreciation (depreciation) on investments	—	73,790,537	—	7,400,956	—	53,378,231
Net Increase (Decrease) in net assets resulting from operations	—	218,890,570	—	43,309,725	—	58,300,408
From Unit Transactions:
Contributions		28,075,011		10,438,824		17,362,980
Withdrawals		(71,248,401)		(17,089,682)		(20,306,513)
Net transfers		(20,110,349)		584,582		21,257,390
Contract fees (Note 3)		(54,079)		(6,876)		(14,262)
Net Increase (Decrease) from unit transactions	—	(63,337,818)	—	(6,073,152)	—	18,299,595
Net Increase (Decrease) in Net Assets	—	155,552,752	—	37,236,573	—	76,600,003
Net Assets:
Beginning of Year	997,802,040	842,249,288	213,305,615	176,069,042	267,558,050	190,958,047
End of Year	$997,802,040	$997,802,040	$213,305,615	$213,305,615	$267,558,050	$267,558,050
Changes in Units:
Units outstanding, beginning of year	5,140,313	5,520,452	1,510,706	1,560,014	5,342,176	4,943,158
Units issued		911,573		366,154		1,703,886
Units redeemed		(1,291,712)		(415,462)		(1,304,868)
Net increase (decrease)	—	(380,139)	—	(49,308)	—	399,018
Units outstanding, end of year	5,140,313	5,140,313	1,510,706	1,510,706	5,342,176	5,342,176
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Vanguard
	VIF International Portfolio		VIF Real Estate Index Portfolio		VIF Total Bond Market Index Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(1,988,322)	$—	$722,801	$—	$902,520
Net realized gain (loss) on investments	—	54,004,707	—	1,727,297	—	947,243
Net change in unrealized appreciation (depreciation) on investments	—	(61,730,084)	—	17,710,595	—	(3,419,816)
Net Increase (Decrease) in net assets resulting from operations	—	(9,713,699)	—	20,160,693	—	(1,570,053)
From Unit Transactions:
Contributions		24,560,621		7,790,867		7,614,717
Withdrawals		(37,204,998)		(5,497,237)		(5,625,540)
Net transfers		(15,589,499)		10,602,991		(7,679,864)
Contract fees (Note 3)		(6,590)		(853)		(373)
Net Increase (Decrease) from unit transactions	—	(28,240,466)	—	12,895,768	—	(5,691,060)
Net Increase (Decrease) in Net Assets	—	(37,954,165)	—	33,056,461	—	(7,261,113)
Net Assets:
Beginning of Year	459,153,203	497,107,368	79,534,264	46,477,803	58,576,450	65,837,563
End of Year	$459,153,203	$459,153,203	$79,534,264	$79,534,264	$58,576,450	$58,576,450
Changes in Units:
Units outstanding, beginning of year	7,090,706	7,523,261	2,887,312	2,353,303	5,133,224	5,641,500
Units issued		1,431,420		1,471,986		2,442,871
Units redeemed		(1,863,975)		(937,977)		(2,951,147)
Net increase (decrease)	—	(432,555)	—	534,009	—	(508,276)
Units outstanding, end of year	7,090,706	7,090,706	2,887,312	2,887,312	5,133,224	5,133,224
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Goldman Sachs				American Century
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund		VP Capital Appreciation Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(11,429)	$—	$28,438	$—	$(3,166,523)
Net realized gain (loss) on investments	—	2,902,777	—	2,187,874	—	65,820,428
Net change in unrealized appreciation (depreciation) on investments	—	(2,016,440)	—	(1,017,953)	—	(19,458,249)
Net Increase (Decrease) in net assets resulting from operations	—	874,908	—	1,198,359	—	43,195,656
From Unit Transactions:
Contributions		1,678,420		1,594,266		18,354,570
Withdrawals		(520,629)		(156,048)		(35,094,380)
Net transfers		6,962,674		4,134,911		(25,703,228)
Contract fees (Note 3)		(113)		(74)		(16,611)
Net Increase (Decrease) from unit transactions	—	8,120,352	—	5,573,055	—	(42,459,649)
Net Increase (Decrease) in Net Assets	—	8,995,260	—	6,771,414	—	736,007
Net Assets:
Beginning of Year	10,345,185	1,349,925	9,104,775	2,333,361	419,060,438	418,324,431
End of Year	$10,345,185	$10,345,185	$9,104,775	$9,104,775	$419,060,438	$419,060,438
Changes in Units:
Units outstanding, beginning of year	729,770	117,037	561,280	185,016	4,171,976	4,620,202
Units issued		1,105,727		603,046		888,968
Units redeemed		(492,994)		(226,782)		(1,337,194)
Net increase (decrease)	—	612,733	—	376,264	—	(448,226)
Units outstanding, end of year	729,770	729,770	561,280	561,280	4,171,976	4,171,976
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	American Funds		Calvert		Delaware
	New World Fund		VP SRI Balanced Portfolio		VIP Small Cap Value Series
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$90,547	$—	$720,019	$—	$12,898
Net realized gain (loss) on investments	—	1,088,132	—	8,199,881	—	1,167,414
Net change in unrealized appreciation (depreciation) on investments	—	(402,195)	—	12,771,834	—	898,060
Net Increase (Decrease) in net assets resulting from operations	—	776,484	—	21,691,734	—	2,078,372
From Unit Transactions:
Contributions		2,388,626		9,594,530		2,028,679
Withdrawals		(1,536,693)		(13,747,691)		(838,932)
Net transfers		9,406		676,144		17,226,067
Contract fees (Note 3)		(473)		(36,818)		(87)
Net Increase (Decrease) from unit transactions	—	860,866	—	(3,513,835)	—	18,415,727
Net Increase (Decrease) in Net Assets	—	1,637,350	—	18,177,899	—	20,494,099
Net Assets:
Beginning of Year	19,643,754	18,006,404	170,300,716	152,122,817	22,271,425	1,777,326
End of Year	$19,643,754	$19,643,754	$170,300,716	$170,300,716	$22,271,425	$22,271,425
Changes in Units:
Units outstanding, beginning of year	458,830	440,550	18,188,506	18,607,969	1,572,351	167,379
Units issued		151,495		4,411,720		2,409,420
Units redeemed		(133,215)		(4,831,183)		(1,004,448)
Net increase (decrease)	—	18,280	—	(419,463)	—	1,404,972
Units outstanding, end of year	458,830	458,830	18,188,506	18,188,506	1,572,351	1,572,351
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	DWS		Invesco		MFS
	Capital Growth VIP		V.I. Main Street Fund		VIT III Mid Cap Value Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(3,350,168)	$—	$48,055	$—	$35,632
Net realized gain (loss) on investments	—	61,210,534	—	5,222,595	—	525,612
Net change in unrealized appreciation (depreciation) on investments	—	52,742,968	—	10,541,053	—	797,006
Net Increase (Decrease) in net assets resulting from operations	—	110,603,334	—	15,811,703	—	1,358,250
From Unit Transactions:
Contributions		21,088,509		4,630,767		968,901
Withdrawals		(42,965,807)		(5,688,409)		(706,111)
Net transfers		(25,450,547)		(533,158)		4,852,879
Contract fees (Note 3)		(30,456)		(3,238)		(79)
Net Increase (Decrease) from unit transactions	—	(47,358,301)	—	(1,594,038)	—	5,115,590
Net Increase (Decrease) in Net Assets	—	63,245,033	—	14,217,665	—	6,473,840
Net Assets:
Beginning of Year	603,703,606	540,458,573	74,470,822	60,253,157	9,268,751	2,794,911
End of Year	$603,703,606	$603,703,606	$74,470,822	$74,470,822	$9,268,751	$9,268,751
Changes in Units:
Units outstanding, beginning of year	2,901,983	3,168,014	854,261	878,563	598,386	235,144
Units issued	1	584,005		235,323		611,376
Units redeemed		(850,036)		(259,625)		(248,134)
Net increase (decrease)	1	(266,031)	—	(24,302)	—	363,242
Units outstanding, end of year	2,901,984	2,901,983	854,261	854,261	598,386	598,386
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Neuberger Berman Advisers Management Trust		PIMCO		T. Rowe Price
	Sustainable Equity Portfolio		VIT Real Return Portfolio		Blue Chip Growth Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(20,925)	$—	$1,830,913	$—	$(1,780,219)
Net realized gain (loss) on investments	—	341,859	—	379,500	—	73,848,678
Net change in unrealized appreciation (depreciation) on investments	—	1,239,895	—	(200,320)	—	(4,237,302)
Net Increase (Decrease) in net assets resulting from operations	—	1,560,829	—	2,010,093	—	67,831,157
From Unit Transactions:
Contributions		2,439,328		3,831,231		41,428,899
Withdrawals		(322,952)		(3,782,108)		(38,252,799)
Net transfers		4,080,115		13,081,579		(29,909,806)
Contract fees (Note 3)		(223)		(507)		(6,452)
Net Increase (Decrease) from unit transactions	—	6,196,268	—	13,130,195	—	(26,740,158)
Net Increase (Decrease) in Net Assets	—	7,757,097	—	15,140,288	—	41,090,999
Net Assets:
Beginning of Year	11,733,175	3,976,078	49,447,931	34,307,643	453,846,661	412,755,662
End of Year	$11,733,175	$11,733,175	$49,447,931	$49,447,931	$453,846,661	$453,846,661
Changes in Units:
Units outstanding, beginning of year	730,814	304,162	2,925,603	2,135,249	7,175,240	7,659,735
Units issued		574,895		1,715,510		2,339,111
Units redeemed		(148,243)		(925,156)		(2,823,606)
Net increase (decrease)	—	426,652	—	790,354	—	(484,495)
Units outstanding, end of year	730,814	730,814	2,925,603	2,925,603	7,175,240	7,175,240
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

 (CONTINUED)

	Victory
	RS Small Cap Growth Equity VIP Series
	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$—	$(47,407)
Net realized gain (loss) on investments	—	656,495
Net change in unrealized appreciation (depreciation) on investments	—	(1,617,782)
Net Increase (Decrease) in net assets resulting from operations	—	(1,008,694)
From Unit Transactions:
Contributions		1,841,053
Withdrawals		(505,951)
Net transfers		(655,384)
Contract fees (Note 3)		(32)
Net Increase (Decrease) from unit transactions	—	679,686
Net Increase (Decrease) in Net Assets	—	(329,008)
Net Assets:
Beginning of Year	6,622,023	6,951,031
End of Year	$6,622,023	$6,622,023
Changes in Units:
Units outstanding, beginning of year	516,181	483,342
Units issued		535,791
Units redeemed		(502,952)
Net increase (decrease)	—	32,839
Units outstanding, end of year	516,181	516,181
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2021
1. Significant Accounting Policies and Organization
Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. It is registered as such under the Investment Company Act of 1940. As of December 31, 2021, Separate Account No. 2 consists of 73 distinct Subaccounts. Each invests in shares of one of 27 funds of Mutual of America Investment Corporation: the Equity Index, All America, Small Cap Value, Small Cap Growth, Small Cap Equity Index, Mid Cap Value, Mid-Cap Equity Index, Composite, International, Money Market, Mid-Term Bond, Bond, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement, 2060 Retirement Funds and 2065 Retirement; one of 25 portfolios of the Mutual of America Variable Insurance Portfolios, Inc. (”Mutual of America Variable Insurance Portfolios”): the All America, Equity Index, Mid-Cap Equity Index, Mid Cap Value, Small Cap Growth, Small Cap Value, Small Cap Equity Index, Bond, Mid-Term Bond, International, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Portfolios; the VIP Equity-Income, VIP Contrafund, VIP Asset Manager and VIP Mid Cap Portfolios of Fidelity Investments Variable Insurance Products Funds (“Fidelity”); the VIF Diversified Value, VIF International, VIF Real Estate Index Portfolios and VIF Total Bond Market Index Portfolios of Vanguard Variable Insurance Funds (“Vanguard”); the VIT Small Cap Equity Insights Fund and VIT US Equity Insights Fund of Goldman Sachs Variable Insurance Trust (“Goldman Sachs”); the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. (“American Century”); the New World Fund of the American Funds Insurance Series (“American Funds”); the VP SRI Balanced Portfolio of Calvert Variable Series, Inc. (“Calvert”); the VIP Small Cap Value Series of Delaware VIP Trust (“Delaware”); the Capital Growth VIP fund of Deutsche DWS Variable Series I (“DWS”); the V.I. Main Street Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”); the MFS VIT III Mid Cap Value Portfolio of the MFS Variable Investment Trust III (“MFS”); the Sustainable Equity Portfolio of Neuberger Berman Advisers Management Trust (“Neuberger Berman”); the VIT Real Return Portfolio of the PIMCO Variable Insurance Trust (“PIMCO”); the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series, Inc. (“T. Rowe Price”) and the RS Small Cap Growth Equity VIP Series of Victory Variable Insurance Funds (“Victory”).
The Mutual of America 2065 Retirement Fund became available to Separate Account No. 2 as an investment alternative on August 3, 2020.
Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.
On January 24, 2020, the funds of the Mutual of America Investment Corporation (the “Replaced Funds”) were removed as investment alternatives for investors in Individual Flexible Premium Deferred Annuity (“FPA”) Contracts of Separate Account No. 2 pursuant to a substitution order granted by the Securities and Exchange Commission dated October 29, 2019. Individual investors in FPA Contracts with the Replaced Funds who failed to make a reallocation election prior to the effective date of the substitution order were automatically transferred into other investment alternatives of the Mutual of America Variable Insurance Portfolios (the “Replacement Funds”), as follows:
Replaced Funds	Replacement Funds	Amount Transferred
Equity Index Fund	VIP Equity Index Portfolio	$55,993,862
All America Fund	VIP All America Portfolio	$13,468,469
Small Cap Value Fund	VIP Small Cap Value Portfolio	$6,034,412
Small Cap Growth Fund	VIP Small Cap Growth Portfolio	$8,590,845
Small Cap Equity Index Fund	VIP Small Cap Equity Index Portfolio	$657,096
Mid Cap Value Fund	VIP Mid Cap Value Portfolio	$2,048,533

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
1. Significant Accounting Policies and Organization (continued)
Replaced Funds	Replacement Funds	Amount Transferred
Mid-Cap Equity Index Fund	VIP Mid-Cap Equity Index Portfolio	$35,381,855
Composite Fund	VIP Moderate Allocation Portfolio	$10,159,787
International Fund	VIP International Portfolio	$739,715
Money Market Fund	VIP Money Market Portfolio	$493,664
Mid-Term Bond Fund	VIP Mid-Term Bond Portfolio	$3,151,850
Bond Fund	VIP Bond Portfolio	$7,082,500
Retirement Income Fund	VIP Retirement Income Portfolio	$1,694,562
2010 Retirement Fund	VIP 2010 Retirement Portfolio	$358,226
2015 Retirement Fund	VIP 2015 Retirement Portfolio	$5,673,987
2020 Retirement Fund	VIP 2020 Retirement Portfolio	$17,122,016
2025 Retirement Fund	VIP 2025 Retirement Portfolio	$20,988,391
2030 Retirement Fund	VIP 2030 Retirement Portfolio	$13,443,853
2035 Retirement Fund	VIP 2035 Retirement Portfolio	$5,625,903
2040 Retirement Fund	VIP 2040 Retirement Portfolio	$4,869,865
2045 Retirement Fund	VIP 2045 Retirement Portfolio	$2,384,103
2050 Retirement Fund	VIP 2050 Retirement Portfolio	$2,191,400
2055 Retirement Fund	VIP 2055 Retirement Portfolio	$543,194
2060 Retirement Fund	VIP 2060 Retirement Portfolio	$343,611
Conservative Allocation Fund	VIP Conservative Allocation Portfolio	$8,252,341
Moderate Allocation Fund	VIP Moderate Allocation Portfolio	$15,150,052
Aggressive Allocation Fund	VIP Aggressive Allocation Portfolio	$4,815,959
On July 31, 2020, the 2010 Retirement Fund of the Mutual of America Investment Corporation and the 2010 Retirement Portfolio of the Variable Insurance Portfolios (the “Transferor Funds”) were removed as investment alternatives for Separate Account No. 2 pursuant to a Plan of Reorganization adopted by the Board of Directors of Mutual of America Investment Corporation and the Board of Directors of Mutual of America Variable Insurance Portfolios, respectively, dated February 28, 2020. Individual investors in the Transferor Funds who failed to make a reallocation election prior to the effective date of the reorganization were automatically transferred into other investment alternatives of the Mutual of America Investment Corporation and the Mutual of America Variable Insurance Portfolios (the “Surviving Funds”), as follows:
Transferor Funds	Surviving Funds	Amount Transferred
2010 Retirement Fund	Retirement Income Fund	$17,431,149
VIP 2010 Retirement Portfolio	VIP Retirement Income Portfolio	$310,130
The Subaccounts follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.
The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
1. Significant Accounting Policies and Organization (continued)
Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — quoted prices in active markets for identical investments.
•
Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, 39,435 trading characteristics, etc.).
•
Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).
As of December 31, 2021, management determined that the fair value inputs for all of Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2021:
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
Mutual of America Investment Corporation Funds:
Equity Index Fund	$1,109,506,786	—	—	$1,109,506,786
All America Fund	$293,202,409	—	—	$293,202,409
Small Cap Value Fund	$183,332,302	—	—	$183,332,302
Small Cap Growth Fund	$298,545,069	—	—	$298,545,069
Small Cap Equity Index Fund	$37,759,341	—	—	$37,759,341
Mid Cap Value Fund	$78,403,576	—	—	$78,403,576
Mid-Cap Equity Index Fund	$505,972,277	—	—	$505,972,277
Composite Fund	$188,929,862	—	—	$188,929,862
International Fund	$31,012,172	—	—	$31,012,172
Money Market Fund	$48,537,328	—	—	$48,537,328
Mid-Term Bond Fund	$90,169,411	—	—	$90,169,411
Bond Fund	$210,983,955	—	—	$210,983,955
Retirement Income Fund	$122,039,435	—	—	$122,039,435
2015 Retirement Fund	$100,734,639	—	—	$100,734,639
2020 Retirement Fund	$402,601,139	—	—	$402,601,139
2025 Retirement Fund	$729,729,167	—	—	$729,729,167
2030 Retirement Fund	$735,864,773	—	—	$735,864,773
2035 Retirement Fund	$635,646,073	—	—	$635,646,073
2040 Retirement Fund	$539,797,766	—	—	$539,797,766
2045 Retirement Fund	$586,273,957	—	—	$586,273,957
2050 Retirement Fund	$426,409,554	—	—	$426,409,554
2055 Retirement Fund	$189,011,663	—	—	$189,011,663
2060 Retirement Fund	$74,476,472	—	—	$74,476,472

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
1. Significant Accounting Policies and Organization (continued)
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2065 Retirement Fund	$9,259,825	—	—	$9,259,825
Conservative Allocation Fund	$137,757,056	—	—	$137,757,056
Moderate Allocation Fund	$355,588,464	—	—	$355,588,464
Aggressive Allocation Fund	$284,738,281			$284,738,281
Mutual of America Variable Insurance Portfolios:
Equity Index Portfolio	$76,924,700	—	—	$76,924,700
All America Portfolio	$16,827,036	—	—	$16,827,036
Small Cap Value Portfolio	$8,615,002	—	—	$8,615,002
Small Cap Growth Portfolio	$11,903,725	—	—	$11,903,725
Small Cap Equity Index Portfolio	$3,229,644	—	—	$3,229,644
Mid Cap Value Portfolio	$3,925,513	—	—	$3,925,513
Mid-Cap Equity Index Portfolio	$40,914,917	—	—	$40,914,917
International Portfolio	$774,777	—	—	$774,777
Money Market Portfolio	$860,558	—	—	$860,558
Mid-Term Bond Portfolio	$3,124,791	—	—	$3,124,791
Bond Portfolio	$6,881,655	—	—	$6,881,655
Retirement Income Portfolio	$5,342,826	—	—	$5,342,826
2015 Retirement Portfolio	$6,358,954	—	—	$6,358,954
2020 Retirement Portfolio	$16,244,598	—	—	$16,244,598
2025 Retirement Portfolio	$25,811,226	—	—	$25,811,226
2030 Retirement Portfolio	$16,675,710	—	—	$16,675,710
2035 Retirement Portfolio	$8,488,989	—	—	$8,488,989
2040 Retirement Portfolio	$8,172,146	—	—	$8,172,146
2045 Retirement Portfolio	$4,009,011	—	—	$4,009,011
2050 Retirement Portfolio	$3,988,254	—	—	$3,988,254
2055 Retirement Portfolio	$899,254	—	—	$899,254
2060 Retirement Portfolio	$756,927	—	—	$756,927
Conservative Allocation Portfolio	$9,842,459	—	—	$9,842,459
Moderate Allocation Portfolio	$23,300,512	—	—	$23,300,512
Aggressive Allocation Portfolio	$4,958,515	—	—	$4,958,515
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	$294,221,400	—	—	$294,221,400
VIP Asset Manager — “Initial” Class	$151,459,139	—	—	$151,459,139
VIP Contrafund — “Initial” Class	$997,819,173	—	—	$997,819,173
VIP Mid Cap — “Initial” Class	$213,321,844	—	—	$213,321,844
Vanguard Portfolios:
VIF Diversified Value	$267,573,073	—	—	$267,573,073
VIF International	$459,172,889	—	—	$459,172,889
VIF Real Estate Index	$79,536,785	—	—	$79,536,785
VIF Total Bond Market Index	$58,578,533	—	—	$58,578,533
Goldman Sachs Portfolios:
VIT Small Cap Equity Insights Fund— Class “I”	$10,345,579	—	—	$10,345,579

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
1. Significant Accounting Policies and Organization (continued)
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
VIT US Equity Insights Fund— Class “I”	$9,104,462	—	—	$9,104,462
American Century VP Capital Appreciation Fund — Class “Y”	$419,086,824	—	—	$419,086,824
American Funds New World Fund — Class “1”	$19,644,498	—	—	$19,644,498
Calvert VP SRI Balanced Portfolio— Class “I”	$170,320,694	—	—	$170,320,694
Delaware VIP Small Cap Value Series — “Standard” Class	$22,271,649	—	—	$22,271,649
DWS Capital Growth VIP — Class “A”	$603,946,189	—	—	$603,946,189
Invesco V.I. Main Street Fund — Series “I” Shares	$74,473,065	—	—	$74,473,065
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	$9,268,984	—	—	$9,268,984
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	$11,733,378	—	—	$11,733,378
PIMCO VIT Real Return Portfolio — “Institutional” Class	$49,448,012	—	—	$49,448,012
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	$453,845,236	—	—	$453,845,236
Victory RS Small Cap Growth Equity VIP Series — Class “I”	$6,619,975	—	—	$6,619,975
During 2021, there were no transfers of investments between Level 1, Level 2 or Level 3.
Investment Valuation — Investments are made in shares of Mutual of America Investment Corporation, Mutual of America Variable Insurance Portfolios, Fidelity, Vanguard, Goldman Sachs, American Century, American Funds, Calvert, Delaware, DWS, Invesco, MFS, Neuberger Berman, PIMCO, T. Rowe Price and Victory (“Underlying Funds”), and are fair valued based on the reported net asset values of the respective funds or portfolios, which in turn value their investments at fair value.
Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions and distributions of capital gains are recognized on the ex-dividend dates of each Underlying Fund by each Subaccount and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends and distributions paid to the Subaccounts has no impact on their respective unit values.
Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.
Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements. Taxes are generally the responsibility of contract owners upon termination or withdrawal.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
2. Investments
The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share at December 31, 2021 were as follows:
	Number of Shares	Net Asset Value Per Share
Mutual of America Investment Corporation Funds:
Equity Index Fund	17,777,708	$62.41
All America Fund	10,573,473	$27.73
Small Cap Value Fund	11,097,597	$16.52
Small Cap Growth Fund	18,405,985	$16.22
Small Cap Equity Index Fund	3,257,924	$11.59
Mid Cap Value Fund	4,081,394	$19.21
Mid-Cap Equity Index Fund	20,142,208	$25.12
Composite Fund	8,920,201	$21.18
International Fund	3,349,047	$9.26
Money Market Fund	4,102,902	$11.83
Mid-Term Bond Fund	8,703,611	$10.36
Bond Fund	14,733,516	$14.32
Retirement Income Fund	9,954,277	$12.26
2015 Retirement Fund	10,659,751	$9.45
2020 Retirement Fund	33,108,646	$12.16
2025 Retirement Fund	52,235,445	$13.97
2030 Retirement Fund	48,253,428	$15.25
2035 Retirement Fund	39,727,880	$16.00
2040 Retirement Fund	33,424,011	$16.15
2045 Retirement Fund	36,710,955	$15.97
2050 Retirement Fund	20,995,054	$20.31
2055 Retirement Fund	11,820,617	$15.99
2060 Retirement Fund	5,484,276	$13.58
2065 Retirement Fund	701,502	$13.20
Conservative Allocation Fund	10,712,057	$12.86
Moderate Allocation Fund	22,252,094	$15.98
Aggressive Allocation Fund	15,942,793	$17.86
Mutual of America Variable Insurance Portfolios:
Equity Index Portfolio	1,068,399	$72.00
All America Portfolio	471,874	$35.66
Small Cap Value Portfolio	451,757	$19.07
Small Cap Growth Portfolio	515,983	$23.07
Small Cap Equity Index Portfolio	273,931	$11.79
Mid Cap Value Portfolio	175,638	$22.35
Mid-Cap Equity Index Portfolio	1,306,768	$31.31
International Portfolio	72,477	$10.69
Money Market Portfolio	69,907	$12.31
Mid-Term Bond Portfolio	290,408	$10.76
Bond Portfolio	456,646	$15.07
Retirement Income Portfolio	387,161	$13.80
2015 Retirement Portfolio	519,947	$12.23
2020 Retirement Portfolio	1,086,595	$14.95
2025 Retirement Portfolio	1,520,096	$16.98

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
2. Investments (continued)
	Number of Shares	Net Asset Value Per Share
2030 Retirement Portfolio	898,476	$18.56
2035 Retirement Portfolio	437,126	$19.42
2040 Retirement Portfolio	415,674	$19.66
2045 Retirement Portfolio	205,380	$19.52
2050 Retirement Portfolio	167,012	$23.88
2055 Retirement Portfolio	49,382	$18.21
2060 Retirement Portfolio	49,700	$15.23
Conservative Allocation Portfolio	656,602	$14.99
Moderate Allocation Portfolio	1,175,606	$19.82
Aggressive Allocation Portfolio	212,084	$23.38
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	11,251,296	$26.15
VIP Asset Manager — “Initial” Class	8,262,910	$18.33
VIP Contrafund — “Initial” Class	18,359,138	$54.35
VIP Mid Cap — “Initial” Class	5,181,488	$41.17
Vanguard Portfolios:
VIF Diversified Value	15,333,700	$17.45
VIF International	11,566,068	$39.70
VIF Real Estate Index	4,802,946	$16.56
VIF Total Bond Market Index	4,793,661	$12.22
Goldman Sachs Portfolios:
VIT Small Cap Equity Insights Fund— Class “I”	790,946	$13.08
VIT US Equity Insights Fund— Class “I”	453,862	$20.06
American Century VP Capital Appreciation Fund — Class “Y”	22,022,429	$19.03
American Funds New World Fund —Class “1”	617,169	$31.83
Calvert VP SRI Balanced Portfolio — Class “I”	61,266,437	$2.78
Delaware VIP Small Cap Value Series — “Standard” Class	489,057	$45.54
DWS Capital Growth VIP — Class “A”	12,297,825	$49.11
Invesco V.I. Main Street Fund — Series “I” Shares	2,078,511	$35.83
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	835,797	$11.09
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	316,861	$37.03
PIMCO VIT Real Return Portfolio — “Institutional” Class	3,534,526	$13.99
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	8,543,773	$53.12
Victory RS Small Cap Growth Equity VIP Series — Class “I”	404,150	$16.38

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
2. Investments (continued)
The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Cost of investment purchases	$31,432,122	$2,174,363	$18,062,764	$10,775,564	$25,968,072	$15,791,224
Proceeds from sales of investments	$50,360,451	$22,545,115	$14,972,705	$29,075,101	$9,969,165	$5,306,321

	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$7,065,924	$7,197,181	$2,173,509	$8,982,515	$3,509,523	$3,640,890
Proceeds from sales of investments	$31,574,120	$12,698,620	$2,209,604	$13,448,611	$10,060,401	$28,776,409

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$17,710,132	$4,969,100	$15,738,837	$45,620,233	$52,568,419	$57,662,008
Proceeds from sales of investments	$15,881,354	$12,374,232	$43,400,046	$29,087,665	$19,143,961	$16,445,597

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Cost of investment purchases	$40,655,650	$38,825,505	$38,453,449	$33,888,172	$23,433,834	$7,611,562
Proceeds from sales of investments	$12,113,133	$11,627,833	$6,933,075	$2,520,214	$542,610	$256,647

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio
Cost of investment purchases	$9,127,066	$10,965,078	$8,752,506	$10,315,754	$1,042,779	$9,697,843
Proceeds from sales of investments	$11,926,264	$20,364,053	$14,955,712	$10,676,832	$1,673,404	$7,758,870

	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Money Market Portfolio
Cost of investment purchases	$2,319,044	$4,251,456	$2,550,404	$4,933,129	$177,635	$272,858
Proceeds from sales of investments	$3,369,400	$2,423,014	$1,111,228	$4,922,520	$249,039	$129,500

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
2. Investments (continued)
	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio
Cost of investment purchases	$224,666	$500,193	$2,332,842	$351,658	$1,085,973	$3,443,117
Proceeds from sales of investments	$613,044	$1,533,384	$272,322	$697,004	$2,949,314	$1,855,736

	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio
Cost of investment purchases	$3,333,234	$2,112,129	$2,161,216	$732,319	$979,956	$355,454
Proceeds from sales of investments	$523,916	$753,311	$329,844	$129,886	$539,231	$28,012

	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Fidelity VIP Equity- Income Portfolio	Fidelity VIP Asset Manager Portfolio
Cost of investment purchases	$463,755	$2,582,269	$5,765,951	$1,213,576	$6,323,473	$4,701,602
Proceeds from sales of investments	$72,249	$3,191,660	$8,517,810	$840,963	$21,841,024	$10,832,179

	Fidelity VIP Contrafund Portfolio	Fidelity VIP Mid Cap Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
Cost of investment purchases	$5,018,392	$5,934,658	$25,795,589	$2,979,522	$16,095,934	$9,386,678
Proceeds from sales of investments	$73,652,756	$13,139,018	$9,181,486	$34,733,326	$3,509,395	$15,430,459

	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT US Equity Insights Fund	American Century VP Capital Appreciation Fund	American Funds New World Fund	Calvert VP SRI Balanced Portfolio	Delaware VIP Small Cap Value Series
Cost of investment purchases	$11,830,686	$7,687,884	$4,704,655	$2,219,207	$5,622,383	$26,740,942
Proceeds from sales of investments	$3,770,734	$2,139,376	$50,387,130	$1,482,672	$10,512,180	$8,435,918

	DWS Capital Growth VIP	InvescoV.I. Main Street Fund	MFS VIT III Mid Cap Value Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	PIMCO VIT Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Cost of investment purchases	$7,902,369	$3,982,403	$7,208,287	$6,696,469	$17,351,215	$18,382,972
Proceeds from sales of investments	$59,687,723	$6,004,970	$2,122,359	$556,922	$4,505,721	$46,598,971

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
2. Investments (continued)
Victory RS Small Cap Growth Equity VIP Series
Cost of investment purchases	$4,396,629
Proceeds from sales of investments	$3,731,663
3. Expenses
The following charges are made by the Company from the value of net assets of the funds:
Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of all Subaccounts. Prior to July 1, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity (“FPA”) Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .40% for Tier 5 Reduced Fee Units; at an annual rate of .60% for Standard Units; and at an annual rate of 1.10% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Distribution Expense Charges — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each Subaccount to cover such expenses. Prior to July 1, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .35% for Tier 5 Reduced Fee Units; at an annual rate of .55% for Standard Units; and at an annual rate of ..35% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Expense Risk Fee — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each Subaccount. Prior to July 1, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee and Tier 2 Reduced Fee Units; and at an annual rate of .20% for Tier 3 Reduced Fee and Standard Units, including Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts. Effective July 1, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee, Tier 2 Reduced Fee Units and Tier 3 Reduced Fee Units; and at an annual rate of .20% for Tier 4 Reduced Fee Units, Tier 5 Reduced Fee Units, Standard Units and Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
3. Expenses (continued)
Total Separate Account charges to Standard Units for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were deducted at an annual rate of .90%. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, MFS VIT III Mid Cap Value Portfolio, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.
Prior to July 1, 2017, Participants with assets in plans in the Separate Accounts of at least $20 million were issued Tier 1 Reduced Fee Units. Participants with assets in plans in the Separate Accounts of less than $20 million but greater than $5 million were issued Tier 2 Reduced Fee Units. Participants with assets in plans in the Separate Accounts of less than $5 million but greater than $2 million were issued Tier 3 Reduced Fee Units.
Effective July 1, 2017, total assets in Separate Accounts plans were combined with any assets held in the General Account (aggregated total assets) to determine eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums using the online retirement system provided by Mutual of America or a subsidiary. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group. In addition, participants with aggregated total assets of at least the amounts listed in the table below qualified for Reduced Fees and were issued Units in the corresponding tiers:
Total Assets
Tier 1 Reduced Fee	$50 million
Tier 2 Reduced Fee	$25 million
Tier 3 Reduced Fee	$5 million
Tier 4 Reduced Fee	$2 million
Tier 5 Reduced Fee	$1 million
Also effective July 1, 2017, the Separate Account charges for a Contract funding an Inactive Plan are 1.65%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
The table below shows the changes to the Standard and Reduced Fee tiers held by Contractholders as a result of the July 1, 2017 changes to Separate Account charges, along with the corresponding annual total Separate Account expense charge and qualifying asset levels:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
3. Expenses (continued)
Before July 1, 2017:			After July 1, 2017:
Units Held	Separate Account Annual Expense Rate	Minimum Qualified Separate Account Assets	Units Held	Separate Account Annual Expense Rate	Minimum Qualified Aggregated Total Assets
Tier 1 Reduced Fee	.35%	$20 million	Tier 1 Reduced Fee	.25%	$50 million
Tier 2 Reduced Fee	.45%	$5 million	Tier 2 Reduced Fee	.35%	$25 million
Tier 3 Reduced Fee	.60%	$2 million	Tier 3 Reduced Fee	.45%	$5 million
Standard	1.20%	Less than $2 million	Tier 4 Reduced Fee	.60%	$2 million
			Tier 5 Reduced Fee	.95%	$1 million
			Standard	1.35%	Less than $1 million
Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees” in the Statements of Changes in Net Assets.
On October 9, 2017, all assets of the American Century Subaccount were invested in a new share class of the American Century VP Capital Appreciation Fund, Class Y, with total fund operating expenses at the end of 2017 of 0.62% (annualized, net of expense waivers), rather than the previous share class, Class I, with total fund operating expenses at the end of 2017 of 0.99% (net of expense waivers). As of that date, the investment adviser for the American Century VP Capital Appreciation Fund ceased to reimburse us for administrative expenses, and therefore no further reductions to the American Century Subaccount occurred as a result of the discontinuation of the reimbursement arrangement. The effective administrative rate charged in 2017 was at an annual rate of .71% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts; at an annual rate of .11% for Tier 1 Reduced Fee Units; at an annual rate of .16% for Tier 2 Reduced Fee Units; at an annual rate of .26% for Tier 3 Reduced Fee Units; at an annual rate of .41% for Tier 4 Reduced Fee Units; at an annual rate of .88% for Tier 5 Reduced Fee Units; at an annual rate of 1.08% for Standard Units; and at an annual rate of 1.23% for Inactive Units.
During December 2017, the Mutual of America separate account assets in the T. Rowe Price Blue Chip Growth Portfolio exceeded $250,000,000. As a result, effective December 1, 2017, the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio increased the reimbursement to the Company to an annual rate of .25% from .15%. From December 1, 2017 through March 13, 2018, the T. Rowe Price Subaccounts continued to be credited at the lower reimbursement rate of .15%. To correct for the overcharge of expenses during this period, the Company increased the value of units in the Subaccounts in March of 2018 so that the total effective rate charged in 2017 was at an annual rate of .74% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts; at an annual rate of .14% for Tier 1 Reduced Fee Units; at an annual rate of .19% for Tier 2 Reduced Fee Units; at an annual rate of .29% for Tier 3 Reduced Fee Units; at an annual rate of .44% for Tier 4 Reduced Fee Units; at an annual rate of .92% for Tier 5 Reduced Fee Units; at an annual rate of 1.12% for Standard Units; and at an annual rate of 1.27% for Inactive Units.
The expense rates contained in Note 4 of the Financial Highlights reflect the weighted average of the expense charge in effect during the year.
Annual Separate Account expenses effective before July 1, 2017 are summarized, as follows:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
3. Expenses (continued)
	Standard	Tier 1 Reduced Fee	Tier 2 Reduced Fee	Tier 3 Reduced Fee
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk	.20%	.15%	.15%	.20%
Administrative Charges	.50%	.10%	.15%	.20%
Distribution Expense Charge	.50%	.10%	.15%	.20%
Total Separate Account Annual Expenses	1.20%(a)	.35%(a)	.45%(a)	.60%(a)
Annual Separate Account expenses effective July 1, 2017 are summarized, as follows:
	Standard	Tier 1 Reduced Fee	Tier 2 Reduced Fee	Tier 3 Reduced Fee	Tier 4 Reduced Fee	Tier 5 Reduced Fee	Voluntary Employee Contribution and Inactive Plans
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk Fee	.20%	.15%	.15%	.15%	.20%	.20%	.20%
Administrative Charges	.60%	.05%	.10%	.15%	.20%	.40%	1.10%
Distribution Expense Charges	.55%	.05%	.10%	.15%	.20%	.35%	.35%
Total Separate Account Annual Expenses	1.35%(a)	.25%(a)	.35%(a)	.45%(a)	.60%(a)	.95%(a)	1.65%(a)
Annual Separate Account expenses for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units are summarized, as follows:
Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk Fee	.20%
Administrative Charges	.35%
Distribution Expense Charges	.35%
Total Separate Account Annual Expenses	.90%(a)

(a)
Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, up until October 9, 2017, Fidelity portfolios, PIMCO Variable Insurance Trust Real Return Institutional Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualified for a reduction in the fees they paid equal to reimbursements the Company received from service providers to those funds. The investment adviser for the American Century VP Capital Appreciation Fund reimbursed the Company at an annual rate of .25% for administrative expenses until October 9, 2017; the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimbursed the Company at an annual rate of .25% for certain services the Company provided; the investment adviser for the PIMCO Variable Trust Real Return Institutional Portfolio

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
3. Expenses (continued)
reimbursed the Company at an annual rate of .10% for certain services the Company provided; the transfer agent and distributor for the four Fidelity portfolios reimbursed the Company at an annual rate of .10% for certain services that the Company provided; the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimbursed the Company at an annual rate of .15% for administrative expenses the Company provided, or at an annual rate of .25% if the aggregate dollar value of the shares that fund held in Mutual of America separate accounts exceeded $250,000,000 at all times during a month; and the distributor for the Victory RS Small Cap Growth Equity VIP Series reimbursed the Company at an annual rate of .05% for certain services provided.
The Company reduces the Separate Account charges for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.
National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:
	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.35%	1.35%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%
National Account Reduced Separate Account Annual Expenses for each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives will be further reduced in the amount of reimbursements we receive with respect to those Underlying Funds (by 0.10% for Fidelity; 0.25% for MFS; 0.10% for PIMCO; 0.25% for T. Rowe Price (subject to reduction as discussed above); or 0.05% for Victory).

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
3. Expenses (continued)
A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.
4. Financial Highlights
Disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements of Separate Account No. 2 as follows.
Separate Account No. 2 sells various variable annuity products funded by the Subaccounts. Each product has a unique combination of features and fees that are charged against the contract-owner’s account balance and the resulting differences in fees structures results in various unit values, expense ratios and total returns.
In 2021, Separate Account No. 2 has elected to present the Financial Highlights as a range of the lowest and highest expense ratio and the related unit values and total returns over the reporting period for each Subaccount, rather than the information for each pricing tier as reported in prior periods. Prior period financial highlights have also been retrospectively adjusted to the range of the lowest and highest expense ratio presentation.
The following schedule shows the lowest and highest expense ratio for each Subaccount for each of the past five years ending December 31, as applicable. Only products for each Subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. Units outstanding and net asset disclosed in the table below represent amounts in accumulation for the Subaccount.
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Investment Corporation Equity Index Fund	2022	80,981	$–	–	$–	$1,109,614	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	80,981	$12.588	–	$14.398	$1,109,614	0.25%	–	1.65%	1.21%	26.42%	–	28.20%
	2020	82,173	$9.957	–	$11.231	$880,007	0.25%	–	1.65%	3.44%	16.27%	–	17.91%
	2019	94,207	$8.564	–	$9.525	$856,197	0.25%	–	1.65%	1.65%	29.17%	–	30.99%
	2018	95,440	$6.630	–	$7.272	$664,691	0.25%	–	1.65%	1.58%	-6.13%	–	-4.80%
Mutual of America Investment Corporation All America Fund	2022	8,546	$–	–	$–	$293,155	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	8,546	$32.025	–	$36.634	$293,155	0.25%	–	1.65%	0.74%	24.99%	–	26.75%
	2020	9,130	$25.623	–	$28.903	$248,457	0.25%	–	1.65%	2.66%	14.87%	–	16.49%
	2019	10,781	$22.306	–	$24.812	$252,936	0.25%	–	1.65%	1.25%	26.26%	–	28.04%
	2018	11,813	$17.667	–	$19.378	$217,573	0.25%	–	1.65%	1.27%	-9.78%	–	-8.50%
Mutual of America Investment Corporation Small Cap Value Fund	2022	57,431	$–	–	$–	$183,321	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	57,431	$2.942	–	$3.366	$183,321	0.25%	–	1.65%	0.60%	30.12%	–	31.96%
	2020	56,108	$2.261	–	$2.551	$136,167	0.25%	–	1.65%	3.31%	-5.58%	–	-4.25%
	2019	64,748	$2.395	–	$2.664	$164,616	0.25%	–	1.65%	0.83%	17.15%	–	18.81%
	2018	71,084	$2.044	–	$2.242	$152,700	0.25%	–	1.65%	1.42%	-15.98%	–	-14.79%
Mutual of America Investment Corporation Small Cap Growth Fund	2022	67,367	$–	–	$–	$298,345	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	67,367	$4.080	–	$4.668	$298,345	0.25%	–	1.65%	0.03%	8.51%	–	10.04%
	2020	71,258	$3.760	–	$4.242	$287,607	0.25%	–	1.65%	0.41%	40.96%	–	42.95%
	2019	80,632	$2.668	–	$2.968	$228,333	0.25%	–	1.65%	0.09%	24.52%	–	26.28%
	2018	87,670	$2.142	–	$2.350	$197,339	0.25%	–	1.65%	0.01%	-13.97%	–	-12.75%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Investment Corporation Small Cap Equity Index Fund	2022	2,701	$–	–	$–	$37,758	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	2,701	$13.492	–	$14.171	$37,758	0.25%	–	1.65%	1.29%	24.49%	–	26.24%
	2020	1,449	$10.838	–	$11.225	$16,107	0.25%	–	1.65%	0.86%	8.81%	–	10.34%
	2019	1,215	$9.961	–	$10.173	$12,281	0.25%	–	1.65%	1.66%	20.40%	–	22.10%
	2018(1)	673	$8.273	–	$8.332	$5,597	0.25%	–	1.65%(e)	1.22%(f)	-17.27%	–	-16.68%(f)
Mutual of America Investment Corporation Mid Cap Value Fund	2022	22,824	$–	–	$–	$78,400	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	22,824	$3.146	–	$3.598	$78,400	0.25%	–	1.65%	0.80%	32.15%	–	34.01%
	2020	19,378	$2.380	–	$2.685	$49,903	0.25%	–	1.65%	4.48%	1.14%	–	2.57%
	2019	22,625	$2.353	–	$2.618	$56,897	0.25%	–	1.65%	1.35%	24.96%	–	26.72%
	2018	23,345	$1.883	–	$2.066	$46,446	0.25%	–	1.65%	1.67%	-15.49%	–	-14.30%
Mutual of America Investment Corporation Mid-Cap Equity Index Fund	2022	65,798	$–	–	$–	$506,144	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	65,798	$7.065	–	$8.081	$506,144	0.25%	–	1.65%	1.11%	22.57%	–	24.30%
	2020	68,874	$5.764	–	$6.501	$427,196	0.25%	–	1.65%	2.79%	11.64%	–	13.21%
	2019	85,583	$5.163	–	$5.743	$469,258	0.25%	–	1.65%	1.20%	23.95%	–	25.69%
	2018	90,122	$4.165	–	$4.569	$394,599	0.25%	–	1.65%	1.35%	-12.72%	–	-11.49%
Mutual of America Investment Corporation Composite Fund	2022	11,897	$–	–	$–	$188,801	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	11,897	$14.727	–	$16.845	$188,801	0.25%	–	1.65%	1.57%	14.52%	–	16.14%
	2020	12,205	$12.859	–	$14.504	$167,136	0.25%	–	1.65%	4.06%	9.94%	–	11.49%
	2019	13,848	$11.697	–	$13.010	$170,573	0.25%	–	1.65%	2.20%	17.42%	–	19.07%
	2018	14,646	$9.961	–	$10.926	$152,253	0.25%	–	1.65%	2.06%	-4.80%	–	-3.45%
Mutual of America Investment Corporation International Fund	2022	23,217	$–	–	$–	$31,011	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	23,217	$1.217	–	$1.380	$31,011	0.25%	–	1.65%	1.63%	8.57%	–	10.10%
	2020	23,185	$1.121	–	$1.253	$28,158	0.25%	–	1.65%	4.59%	6.42%	–	7.92%
	2019	24,774	$1.054	–	$1.161	$27,938	0.25%	–	1.65%	2.38%	19.04%	–	20.71%
	2018	25,018	$0.885	–	$0.962	$23,431	0.25%	–	1.65%	2.24%	-14.78%	–	-13.58%
Mutual of America Investment Corporation Money Market Fund	2022	19,652	$–	–	$–	$48,530	0.25%	–	1.65%	–	0.00%	–	0.00%
	2021	19,652	$2.258	–	$2.584	$48,530	0.25%	–	1.65%	–	-1.80%	–	-0.42%
	2020	21,297	$2.300	–	$2.595	$53,076	0.25%	–	1.65%	4.22%	-1.36%	–	0.03%
	2019	18,747	$2.332	–	$2.594	$46,728	0.25%	–	1.65%	1.15%	0.35%	–	1.76%
	2018	19,586	$2.324	–	$2.549	$48,175	0.25%	–	1.65%	0.25%	0.04%	–	1.45%
Mutual of America Investment Corporation Mid-Term Bond Fund	2022	33,335	$–	–	$–	$90,162	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	33,335	$2.469	–	$2.824	$90,162	0.25%	–	1.65%	1.30%	-3.62%	–	-2.26%
	2020	35,579	$2.562	–	$2.889	$98,633	0.25%	–	1.65%	3.48%	3.33%	–	4.79%
	2019	36,868	$2.479	–	$2.757	$97,759	0.25%	–	1.65%	2.14%	4.30%	–	5.77%
	2018	38,316	$2.377	–	$2.607	$96,390	0.25%	–	1.65%	2.12%	-1.08%	–	0.32%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Investment Corporation Bond Fund	2022	28,723	$–	–	$–	$210,823	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	28,723	$6.693	–	$7.656	$210,823	0.25%	–	1.65%	1.83%	-4.11%	–	-2.76%
	2020	32,025	$6.980	–	$7.873	$241,942	0.25%	–	1.65%	4.55%	4.66%	–	6.13%
	2019	31,672	$6.669	–	$7.418	$225,888	0.25%	–	1.65%	2.54%	5.88%	–	7.38%
	2018	31,755	$6.298	–	$6.909	$211,553	0.25%	–	1.65%	2.64%	-1.48%	–	-0.09%
Mutual of America Investment Corporation Retirement Income Fund	2022	63,060	$–	–	$–	$121,931	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	63,060	$1.766	–	$2.001	$121,931	0.25%	–	1.65%	1.33%	3.95%	–	5.42%
	2020	61,936	$1.699	–	$1.899	$113,625	0.25%	–	1.65%	5.80%	5.83%	–	7.33%
	2019	46,261	$1.605	–	$1.769	$79,296	0.25%	–	1.65%	1.70%	10.02%	–	11.57%
	2018	38,030	$1.459	–	$1.585	$58,675	0.25%	–	1.65%	1.71%	-2.82%	–	-1.45%
Mutual of America Investment Corporation 2015 Retirement Fund	2022	49,193	$–	–	$–	$100,516	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	49,193	$1.876	–	$2.126	$100,516	0.25%	–	1.65%	1.44%	6.11%	–	7.61%
	2020	52,622	$1.768	–	$1.976	$100,205	0.25%	–	1.65%	5.76%	5.89%	–	7.38%
	2019	59,994	$1.669	–	$1.840	$106,395	0.25%	–	1.65%	2.03%	13.46%	–	15.06%
	2018	62,647	$1.471	–	$1.599	$96,871	0.25%	–	1.65%	1.93%	-4.60%	–	-3.25%
Mutual of America Investment Corporation 2020 Retirement Fund	2022	183,660	$–	–	$–	$402,579	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	183,660	$2.000	–	$2.266	$402,579	0.25%	–	1.65%	1.60%	8.01%	–	9.53%
	2020	195,875	$1.851	–	$2.069	$392,629	0.25%	–	1.65%	5.74%	7.33%	–	8.84%
	2019	219,243	$1.725	–	$1.901	$403,635	0.25%	–	1.65%	1.89%	15.61%	–	17.24%
	2018	218,200	$1.492	–	$1.621	$343,350	0.25%	–	1.65%	1.74%	-5.61%	–	-4.28%
Mutual of America Investment Corporation 2025 Retirement Fund	2022	303,485	$–	–	$–	$729,685	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	303,485	$2.188	–	$2.480	$729,685	0.25%	–	1.65%	1.69%	10.13%	–	11.68%
	2020	295,246	$1.987	–	$2.221	$636,092	0.25%	–	1.65%	5.57%	8.46%	–	9.99%
	2019	300,993	$1.832	–	$2.019	$589,939	0.25%	–	1.65%	1.71%	17.83%	–	19.50%
	2018	269,340	$1.555	–	$1.690	$442,450	0.25%	–	1.65%	1.58%	-6.77%	–	-5.46%
Mutual of America Investment Corporation 2030 Retirement Fund	2022	278,623	$–	–	$–	$735,823	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	278,623	$2.399	–	$2.719	$735,823	0.25%	–	1.65%	1.75%	13.40%	–	15.00%
	2020	264,360	$2.116	–	$2.365	$607,415	0.25%	–	1.65%	5.44%	9.85%	–	11.39%
	2019	257,374	$1.926	–	$2.123	$531,279	0.25%	–	1.65%	1.62%	19.94%	–	21.63%
	2018	226,655	$1.606	–	$1.745	$385,320	0.25%	–	1.65%	1.46%	-8.03%	–	-6.73%
Mutual of America Investment Corporation 2035 Retirement Fund	2022	230,107	$–	–	$–	$635,605	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	230,107	$2.510	–	$2.844	$635,605	0.25%	–	1.65%	1.90%	15.91%	–	17.55%
	2020	213,559	$2.165	–	$2.420	$502,035	0.25%	–	1.65%	5.39%	10.77%	–	12.33%
	2019	204,196	$1.955	–	$2.154	$427,813	0.25%	–	1.65%	1.55%	21.59%	–	23.31%
	2018	181,601	$1.608	–	$1.747	$309,256	0.25%	–	1.65%	1.38%	-8.88%	–	-7.59%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Investment Corporation 2040 Retirement Fund	2022	191,116	$–	–	$–	$539,759	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	191,116	$2.569	–	$2.911	$539,759	0.25%	–	1.65%	1.91%	17.93%	–	19.59%
	2020	179,745	$2.178	–	$2.434	$424,505	0.25%	–	1.65%	5.29%	11.57%	–	13.15%
	2019	169,814	$1.952	–	$2.152	$354,959	0.25%	–	1.65%	1.52%	22.22%	–	23.94%
	2018	149,577	$1.598	–	$1.736	$252,906	0.25%	–	1.65%	1.35%	-9.45%	–	-8.17%
Mutual of America Investment Corporation 2045 Retirement Fund	2022	208,538	$–	–	$–	$586,225	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	208,538	$2.558	–	$2.899	$586,225	0.25%	–	1.65%	1.91%	18.60%	–	20.27%
	2020	197,497	$2.157	–	$2.410	$461,919	0.25%	–	1.65%	5.20%	11.45%	–	13.02%
	2019	187,712	$1.935	–	$2.132	$389,416	0.25%	–	1.65%	1.54%	22.50%	–	24.23%
	2018	168,126	$1.580	–	$1.717	$281,442	0.25%	–	1.65%	1.37%	-9.79%	–	-8.52%
Mutual of America Investment Corporation 2050 Retirement Fund	2022	157,835	$–	–	$–	$426,367	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	157,835	$2.500	–	$2.763	$426,367	0.25%	–	1.65%	1.99%	18.85%	–	20.52%
	2020	144,806	$2.104	–	$2.292	$324,700	0.25%	–	1.65%	5.16%	11.54%	–	13.11%
	2019	130,579	$1.886	–	$2.027	$259,381	0.25%	–	1.65%	1.42%	22.61%	–	24.34%
	2018	107,901	$1.538	–	$1.630	$172,834	0.25%	–	1.65%	1.21%	-10.23%	–	-8.96%
Mutual of America Investment Corporation 2055 Retirement Fund	2022	101,489	$–	–	$–	$188,984	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	101,489	$1.766	–	$1.892	$188,984	0.25%	–	1.65%	2.02%	19.13%	–	20.80%
	2020	83,004	$1.482	–	$1.567	$128,175	0.25%	–	1.65%	5.06%	12.07%	–	13.65%
	2019	60,857	$1.323	–	$1.378	$82,929	0.25%	–	1.65%	1.04%	22.36%	–	24.09%
	2018	35,135	$1.081	–	$1.111	$38,711	0.25%	–	1.65%	0.59%	-10.37%	–	-9.11%
Mutual of America Investment Corporation 2060 Retirement Fund	2022	4,917	$–	–	$–	$74,461	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	4,917	$14.586	–	$15.320	$74,461	0.25%	–	1.65%	2.18%	19.61%	–	21.30%
	2020	3,283	$12.194	–	$12.630	$41,077	0.25%	–	1.65%	5.26%	12.22%	–	13.80%
	2019	1,487	$10.867	–	$11.098	$16,399	0.25%	–	1.65%	0.09%	22.49%	–	24.22%
	2018(1)	239	$8.871	–	$8.934	$2,132	0.25%	–	1.65%(e)	–	-11.29%	–	-10.66%(f)
Mutual of America Investment Corporation 2065 Retirement Fund	2022	649	$–	–	$–	$9,258	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	649	$14.050	–	$14.332	$9,258	0.25%	–	1.65%	2.85%	19.73%	–	21.42%
	2020(2)	96	$11.735	–	$11.803	$1,129	0.25%	–	1.65%(e)	5.72%(f)	17.35%	–	18.03%(f)
Mutual of America Investment Corporation Conservative Allocation Fund	2022	53,839	$–	–	$–	$137,749	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	53,839	$2.338	–	$2.675	$137,749	0.25%	–	1.65%	1.52%	6.05%	–	7.55%
	2020	54,753	$2.205	–	$2.487	$130,508	0.25%	–	1.65%	5.91%	7.53%	–	9.05%
	2019	58,228	$2.051	–	$2.281	$127,091	0.25%	–	1.65%	2.06%	12.12%	–	13.70%
	2018	54,825	$1.829	–	$2.006	$105,697	0.25%	–	1.65%	2.12%	-3.65%	–	-2.29%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Investment Corporation Moderate Allocation Fund	2022	96,777	$–	–	$–	$355,568	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	96,777	$3.352	–	$3.834	$355,568	0.25%	–	1.65%	1.73%	12.33%	–	13.91%
	2020	99,023	$2.984	–	$3.366	$319,873	0.25%	–	1.65%	5.81%	9.84%	–	11.39%
	2019	109,083	$2.717	–	$3.022	$316,634	0.25%	–	1.65%	2.02%	17.20%	–	18.85%
	2018	111,392	$2.318	–	$2.542	$272,917	0.25%	–	1.65%	1.89%	-5.98%	–	-4.65%
Mutual of America Investment Corporation Aggressive Allocation Fund	2022	61,315	$–	–	$–	$284,881	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	61,315	$4.238	–	$4.847	$284,881	0.25%	–	1.65%	1.91%	16.34%	–	17.98%
	2020	62,482	$3.642	–	$4.108	$246,552	0.25%	–	1.65%	5.55%	11.86%	–	13.44%
	2019	67,361	$3.256	–	$3.622	$234,793	0.25%	–	1.65%	1.91%	20.74%	–	22.44%
	2018	69,318	$2.697	–	$2.958	$197,955	0.25%	–	1.65%	1.71%	-8.66%	–	-7.37%
Mutual of America Variable Insurance Portfolios Equity Index Portfolio	2022	5,885	$–	–	$–	$76,941	0.90%	–	0.90%	0.00%	0.00%	–	0.00%
	2021	5,885	$13.075	–	$13.075	$76,941	0.90%	–	0.90%	1.28%	27.40%	–	27.40%
	2020(3)	5,895	$10.263	–	$10.263	$60,501	0.90%	–	0.90%(e)	–	15.04%	–	15.04%(f)
Mutual of America Variable Insurance Portfolios All America Portfolio	2022	507	$–	–	$–	$16,831	0.90%	–	0.90%	0.00%	0.00%	–	0.00%
	2021	507	$33.221	–	$33.221	$16,831	0.90%	–	0.90%	0.90%	26.00%	–	26.00%
	2020(3)	522	$26.366	–	$26.366	$13,767	0.90%	–	0.90%(e)	–	14.12%	–	14.12%(f)
Mutual of America Variable Insurance Portfolios Small Cap Value Portfolio	2022	2,823	$–	–	$–	$8,614	0.90%	–	0.90%	0.00%	0.00%	–	0.00%
	2021	2,823	$3.051	–	$3.051	$8,614	0.90%	–	0.90%	0.93%	30.68%	–	30.68%
	2020(3)	2,171	$2.335	–	$2.335	$5,069	0.90%	–	0.90%(e)	–	-2.85%	–	-2.85%(f)
Mutual of America Variable Insurance Portfolios Small Cap Growth Portfolio	2022	2,819	$–	–	$–	$11,903	0.90%	–	0.90%	0.00%	0.00%	–	0.00%
	2021	2,819	$4.223	–	$4.223	$11,903	0.90%	–	0.90%	0.08%	9.28%	–	9.28%
	2020(3)	3,054	$3.864	–	$3.864	$11,801	0.90%	–	0.90%(e)	–	38.75%	–	38.75%(f)
Mutual of America Variable Insurance Portfolios Small Cap Equity Index Portfolio	2022	232	$–	–	$–	$3,230	0.90%	–	0.90%	0.00%	0.00%	–	0.00%
	2021	232	$13.903	–	$13.903	$3,230	0.90%	–	0.90%	1.18%	25.44%	–	25.44%
	2020(3)	85	$11.084	–	$11.084	$944	0.90%	–	0.90%(e)	2.07%(e)	10.59%	–	10.59%(f)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Variable Insurance Portfolios Mid Cap Value Portfolio	2022	1,206	$–	–	$–	$3,925	0.90%	–	0.90%	0.00%	0.00%	–	0.00%
	2021	1,206	$3.255	–	$3.255	$3,925	0.90%	–	0.90%	0.98%	32.71%	–	32.71%
	2020(3)	734	$2.453	–	$2.453	$1,800	0.90%	–	0.90%(e)	–	2.32%	–	2.32%(f)
Mutual of America Variable Insurance Portfolios Mid-Cap Equity Index Portfolio	2022	5,608	$–	–	$–	$40,912	0.90%	–	0.90%	0.00%	0.00%	–	0.00%
	2021	5,608	$7.296	–	$7.296	$40,912	0.90%	–	0.90%	1.04%	23.44%	–	23.44%
	2020(3)	5,576	$5.910	–	$5.910	$32,954	0.90%	–	0.90%(e)	–	12.01%	–	12.01%(f)
Mutual of America Variable Insurance Portfolios International Portfolio	2022	611	$–	–	$–	$775	0.90%	–	0.90%	0.00%	0.00%	–	0.00%
	2021	611	$1.267	–	$1.267	$775	0.90%	–	0.90%	1.49%	9.54%	–	9.54%
	2020(3)	668	$1.157	–	$1.157	$773	0.90%	–	0.90%(e)	–	7.56%	–	7.56%(f)
Mutual of America Variable Insurance Portfolios Money Market Portfolio	2022	367	$–	–	$–	$860	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	367	$2.343	–	$2.343	$860	0.90%	–	0.90%	–	-1.06%	–	-1.06%
	2020(3)	303	$2.368	–	$2.368	$718	0.90%	–	0.90%(e)	0.27%(e)	-0.56%	–	-0.56%(f)
Mutual of America Variable Insurance Portfolios Mid-Term Bond Portfolio	2022	1,215	$–	–	$–	$3,125	0.90%	–	0.90%	0.00%	0.00%	–	0.00%
	2021	1,215	$2.571	–	$2.571	$3,125	0.90%	–	0.90%	0.98%	-2.62%	–	-2.62%
	2020(3)	1,353	$2.640	–	$2.640	$3,572	0.90%	–	0.90%(e)	–	3.50%	–	3.50%(f)
Mutual of America Variable Insurance Portfolios Bond Portfolio	2022	993	$–	–	$–	$6,881	0.90%	–	0.90%	0.00%	0.00%	–	0.00%
	2021	993	$6.932	–	$6.932	$6,881	0.90%	–	0.90%	1.46%	-3.39%	–	-3.39%
	2020(3)	1,130	$7.175	–	$7.175	$8,109	0.90%	–	0.90%(e)	–	4.07%	–	4.07%(f)
Mutual of America Variable Insurance Portfolios Retirement Income Portfolio	2022	2,896	$–	–	$–	$5,343	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	2,896	$1.845	–	$1.845	$5,343	0.90%	–	0.90%	–	5.10%	–	5.10%
	2020(3)	1,738	$1.755	–	$1.755	$3,051	0.90%	–	0.90%(e)	–	5.98%	–	5.98%(f)
Mutual of America Variable Insurance Portfolios 2015 Retirement Portfolio	2022	3,257	$–	–	$–	$6,359	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	3,257	$1.952	–	$1.952	$6,359	0.90%	–	0.90%	–	6.41%	–	6.41%
	2020(3)	3,411	$1.834	–	$1.834	$6,257	0.90%	–	0.90%(e)	–	6.48%	–	6.48%(f)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Variable Insurance Portfolios 2020 Retirement Portfolio	2022	7,803	$–	–	$–	$16,244	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	7,803	$2.082	–	$2.082	$16,244	0.90%	–	0.90%	–	8.54%	–	8.54%
	2020(3)	8,667	$1.918	–	$1.918	$16,621	0.90%	–	0.90%(e)	–	7.70%	–	7.70%(f)
Mutual of America Variable Insurance Portfolios 2025 Retirement Portfolio	2022	11,291	$–	–	$–	$25,810	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	11,291	$2.286	–	$2.286	$25,810	0.90%	–	0.90%	–	11.15%	–	11.15%
	2020(3)	10,492	$2.057	–	$2.057	$21,579	0.90%	–	0.90%(e)	–	8.72%	–	8.72%(f)
Mutual of America Variable Insurance Portfolios 2030 Retirement Portfolio	2022	6,659	$–	–	$–	$16,675	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	6,659	$2.504	–	$2.504	$16,675	0.90%	–	0.90%	–	14.53%	–	14.53%
	2020(3)	5,448	$2.186	–	$2.186	$11,910	0.90%	–	0.90%(e)	–	9.96%	–	9.96%(f)
Mutual of America Variable Insurance Portfolios 2035 Retirement Portfolio	2022	3,252	$–	–	$–	$8,488	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	3,252	$2.610	–	$2.610	$8,488	0.90%	–	0.90%	–	16.50%	–	16.50%
	2020(3)	2,680	$2.240	–	$2.240	$6,004	0.90%	–	0.90%(e)	–	11.06%	–	11.06%(f)
Mutual of America Variable Insurance Portfolios 2040 Retirement Portfolio	2022	3,075	$–	–	$–	$8,172	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	3,075	$2.658	–	$2.658	$8,172	0.90%	–	0.90%	–	18.16%	–	18.16%
	2020(3)	2,313	$2.249	–	$2.249	$5,203	0.90%	–	0.90%(e)	–	11.71%	–	11.71%(f)
Mutual of America Variable Insurance Portfolios 2045 Retirement Portfolio	2022	1,516	$–	–	$–	$4,009	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	1,516	$2.645	–	$2.645	$4,009	0.90%	–	0.90%	–	18.54%	–	18.54%
	2020(3)	1,254	$2.231	–	$2.231	$2,799	0.90%	–	0.90%(e)	–	11.87%	–	11.87%(f)
Mutual of America Variable Insurance Portfolios 2050 Retirement Portfolio	2022	1,542	$–	–	$–	$3,988	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	1,542	$2.586	–	$2.586	$3,988	0.90%	–	0.90%	–	18.87%	–	18.87%
	2020(3)	1,346	$2.176	–	$2.176	$2,929	0.90%	–	0.90%(e)	–	11.97%	–	11.97%(f)
Mutual of America Variable Insurance Portfolios 2055 Retirement Portfolio	2022	496	$–	–	$–	$899	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	496	$1.814	–	$1.814	$899	0.90%	–	0.90%	–	19.13%	–	19.13%
	2020(3)	296	$1.522	–	$1.522	$451	0.90%	–	0.90%(e)	–	11.76%	–	11.76%(f)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Variable Insurance Portfolios 2060 Retirement Portfolio	2022	51	$–	–	$–	$757	0.90%	–	0.90%	0.00%	0.00%	–	0.00%
	2021	51	$14.788	–	$14.788	$757	0.90%	–	0.90%	0.01%	19.61%	–	19.61%
	2020(3)	24	$12.363	–	$12.363	$294	0.90%	–	0.90%(e)	–	11.62%	–	11.62%(f)
Mutual of America Variable Insurance Portfolios Conservative Allocation Portfolio	2022	4,041	$–	–	$–	$9,842	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	4,041	$2.436	–	$2.436	$9,842	0.90%	–	0.90%	–	7.31%	–	7.31%
	2020(3)	4,268	$2.270	–	$2.270	$9,688	0.90%	–	0.90%(e)	–	7.18%	–	7.18%(f)
Mutual of America Variable Insurance Portfolios Moderate Allocation Portfolio	2022	6,691	$–	–	$–	$23,298	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	6,691	$3.482	–	$3.482	$23,298	0.90%	–	0.90%	–	13.67%	–	13.67%
	2020(3)	7,480	$3.063	–	$3.063	$22,912	0.90%	–	0.90%(d)	–	9.17%	–	9.17%(f)
Mutual of America Variable Insurance Portfolios Aggressive Allocation Portfolio	2022	1,127	$–	–	$–	$4,958	0.90%	–	0.90%	–	0.00%	–	0.00%
	2021	1,127	$4.398	–	$4.398	$4,958	0.90%	–	0.90%	–	17.38%	–	17.38%
	2020(3)	1,024	$3.746	–	$3.746	$3,835	0.90%	–	0.90%(e)	–	11.57%	–	11.57%(f)
Fidelity VIP Equity-Income Portfolio	2022	2,331	$–	–	$–	$294,201	0.15%	–	1.55%(g)	0.00%	0.00%	–	0.00%
	2021	2,331	$116.133	–	$132.842	$294,201	0.15%	–	1.55%(g)	1.91%	22.97%	–	24.71%
	2020	2,452	$94.438	–	$106.524	$248,793	0.15%	–	1.55%(g)	1.78%	5.05%	–	6.53%
	2019	2,765	$89.895	–	$99.990	$264,507	0.15%	–	1.55%(g)	2.02%	25.48%	–	27.25%
	2018	2,931	$71.639	–	$78.577	$221,243	0.15%	–	1.55%(g)	2.21%	-9.71%	–	-8.43%
Fidelity VIP Asset Manager Portfolio	2022	2,088	$–	–	$–	$151,468	0.15%	–	1.55%(g)	0.00%	0.00%	–	0.00%
	2021	2,088	$66.404	–	$75.956	$151,468	0.15%	–	1.55%(g)	1.62%	8.23%	–	9.75%
	2020	2,173	$61.355	–	$69.206	$144,022	0.15%	–	1.55%(g)	1.50%	13.10%	–	14.70%
	2019	2,305	$54.247	–	$60.337	$133,601	0.15%	–	1.55%(g)	1.79%	16.43%	–	18.07%
	2018	2,442	$46.592	–	$51.102	$120,321	0.15%	–	1.55%(g)	1.66%	-6.81%	–	-5.49%
Fidelity VIP Contrafund Portfolio	2022	5,140	$–	–	$–	$997,802	0.15%	–	1.55%(g)	0.00%	0.00%	–	0.00%
	2021	5,140	$179.302	–	$205.112	$997,802	0.15%	–	1.55%(g)	0.06%	25.87%	–	27.64%
	2020	5,520	$142.452	–	$160.692	$842,249	0.15%	–	1.55%(g)	0.25%	28.56%	–	30.37%
	2019	6,026	$110.807	–	$123.258	$708,397	0.15%	–	1.55%(g)	0.46%	29.55%	–	31.38%
	2018	6,520	$85.530	–	$93.817	$585,864	0.15%	–	1.55%(g)	0.70%	-7.82%	–	-6.52%
Fidelity VIP Mid Cap Portfolio	2022	1,511	$–	–	$–	$213,306	0.15%	–	1.55%(g)	0.00%	0.00%	–	0.00%
	2021	1,511	$129.167	–	$147.762	$213,306	0.15%	–	1.55%(g)	0.62%	23.67%	–	25.41%
	2020	1,560	$104.445	–	$117.820	$176,069	0.15%	–	1.55%(g)	0.65%	16.37%	–	18.01%
	2019	1,750	$89.751	–	$99.837	$167,912	0.15%	–	1.55%(g)	0.85%	21.55%	–	23.26%
	2018	1,938	$73.839	–	$80.995	$151,213	0.15%	–	1.55%(g)	0.64%	-15.86%	–	-14.67%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Vanguard VIF Diversified Value Portfolio	2022	5,342	$–	–	$–	$267,558	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	5,342	$45.892	–	$52.491	$267,558	0.25%	–	1.65%	1.05%	28.33%	–	30.14%
	2020	4,943	$35.761	–	$40.335	$190,958	0.25%	–	1.65%	2.71%	9.95%	–	11.50%
	2019	5,311	$32.525	–	$36.175	$184,493	0.25%	–	1.65%	2.88%	23.64%	–	25.38%
	2018	5,498	$26.306	–	$28.851	$152,752	0.25%	–	1.65%	2.57%	-10.61%	–	-9.35%
Vanguard VIF International Portfolio	2022	7,091	$–	–	$–	$459,153	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	7,091	$59.327	–	$67.860	$459,153	0.25%	–	1.65%	0.28%	-3.15%	–	-1.79%
	2020	7,523	$61.258	–	$69.095	$497,107	0.25%	–	1.65%	1.21%	55.00%	–	57.19%
	2019	8,103	$39.521	–	$43.957	$341,897	0.25%	–	1.65%	1.44%	29.07%	–	30.89%
	2018	8,529	$30.620	–	$33.584	$275,834	0.25%	–	1.65%	0.78%	-14.05%	–	-12.84%
Vanguard VIF Real Estate Index Portfolio	2022	2,887	$–	–	$–	$79,534	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	2,887	$25.812	–	$28.324	$79,534	0.25%	–	1.65%	1.81%	37.91%	–	39.86%
	2020	2,353	$18.717	–	$20.252	$46,478	0.25%	–	1.65%	2.68%	-6.41%	–	-5.09%
	2019	2,731	$19.998	–	$21.338	$56,987	0.25%	–	1.65%	2.54%	26.70%	–	28.48%
	2018	2,335	$15.784	–	$16.608	$38,054	0.25%	–	1.65%	3.04%	-6.91%	–	-5.59%
Vanguard VIF Total Bond Market Index Portfolio	2022	5,133	$–	–	$–	$58,576	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	5,133	$11.017	–	$11.571	$58,576	0.25%	–	1.65%	2.11%	-3.33%	–	-1.96%
	2020	5,642	$11.395	–	$11.802	$65,838	0.25%	–	1.65%	2.05%	5.82%	–	7.31%
	2019	2,864	$10.769	–	$10.998	$31,310	0.25%	–	1.65%	1.32%	6.90%	–	8.40%
	2018(1)	517	$10.074	–	$10.146	$5,230	0.25%	–	1.65%(e)	–	0.74%	–	1.46%(f)
Goldman Sachs VIT Small Cap Equity Insights Fund	2022	730	$–	–	$–	$10,345	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	730	$13.844	–	$14.339	$10,345	0.25%	–	1.65%	0.58%	21.76%	–	23.48%
	2020	117	$11.370	–	$11.612	$1,350	0.25%	–	1.65%	0.32%	6.81%	–	8.31%
	2019(4)	42	$10.645	–	$10.721	$454	0.25%	–	1.65%(e)	1.00%(f)	6.45%	–	7.21%(f)
Goldman Sachs VIT US Equity Insights Fund	2022	561	$–	–	$–	$9,105	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	561	$15.839	–	$16.405	$9,105	0.25%	–	1.65%	1.26%	27.29%	–	29.08%
	2020	185	$12.443	–	$12.709	$2,333	0.25%	–	1.65%	1.30%	15.62%	–	17.25%
	2019(4)	54	$10.762	–	$10.839	$580	0.25%	–	1.65%(e)	2.17%(f)	7.62%	–	8.39%(f)
American Century VP Capital Appreciation Fund	2022	4,172	$–	–	$–	$419,060	0.25%	–	1.65%	–	0.00%	–	0.00%
	2021	4,172	$92.771	–	$106.113	$419,060	0.25%	–	1.65%	–	9.75%	–	11.29%
	2020	4,620	$84.531	–	$95.345	$418,324	0.25%	–	1.65%	0.10%	40.66%	–	42.64%
	2019	5,134	$60.098	–	$66.844	$327,227	0.25%	–	1.65%	0.04%	33.79%	–	35.68%
	2018	5,230	$44.919	–	$49.266	$246,841	0.25%	–	1.65%	–	-6.49%	–	-5.16%
American Funds New World Fund	2022	459	$–	–	$–	$19,644	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	459	$40.138	–	$44.042	$19,644	0.25%	–	1.65%	1.12%	3.44%	–	4.90%
	2020	441	$38.803	–	$41.986	$18,006	0.25%	–	1.65%	0.24%	21.86%	–	23.58%
	2019	456	$31.841	–	$33.974	$15,145	0.25%	–	1.65%	1.26%	28.54%	–	30.35%
	2018	408	$24.771	–	$26.063	$10,537	0.25%	–	1.65%	1.08%	-16.04%	–	-14.85%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Calvert VP SRI Balanced Portfolio	2022	18,189	$–	–	$–	$170,301	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	18,189	$8.639	–	$9.882	$170,301	0.25%	–	1.65%	1.19%	13.23%	–	14.83%
	2020	18,608	$7.630	–	$8.606	$152,123	0.25%	–	1.65%	1.54%	13.37%	–	14.97%
	2019	18,876	$6.730	–	$7.485	$134,725	0.25%	–	1.65%	1.58%	22.37%	–	24.09%
	2018	18,665	$5.500	–	$6.032	$107,765	0.25%	–	1.65%	1.77%	-4.27%	–	-2.92%
Delaware VIP Small Cap Value Series	2022	1,572	$–	–	$–	$22,271	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	1,572	$13.828	–	$14.323	$22,271	0.25%	–	1.65%	0.81%	32.22%	–	34.08%
	2020	167	$10.459	–	$10.682	$1,777	0.25%	–	1.65%	1.13%	-3.51%	–	-2.15%
	2019(4)	61	$10.839	–	$10.916	$670	0.25%	–	1.65%(e)	–	8.39%	–	9.16%(f)
DWS Capital Growth VIP	2022	2,902	$–	–	$–	$603,704	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	2,902	$193.395	–	$221.212	$603,704	0.25%	–	1.65%	0.21%	20.77%	–	22.47%
	2020	3,168	$160.137	–	$180.625	$540,459	0.25%	–	1.65%	0.48%	36.77%	–	38.70%
	2019	3,279	$117.087	–	$130.231	$405,229	0.25%	–	1.65%	0.42%	34.89%	–	36.79%
	2018	3,418	$86.800	–	$95.202	$310,322	0.25%	–	1.65%	0.71%	-3.21%	–	-1.85%
Invesco V.I. Main Street Fund	2022	854	$–	–	$–	$74,471	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	854	$79.564	–	$91.007	$74,471	0.25%	–	1.65%	0.72%	25.48%	–	27.25%
	2020	879	$63.407	–	$71.517	$60,253	0.25%	–	1.65%	1.44%	12.08%	–	13.66%
	2019	1,015	$56.574	–	$62.923	$61,365	0.25%	–	1.65%	1.06%	29.92%	–	31.75%
	2018	996	$43.546	–	$47.759	$45,845	0.25%	–	1.65%	1.16%	-9.40%	–	-8.12%
MFS VIT III Mid Cap Value Portfolio	2022	598	$–	–	$–	$9,269	0.00%	–	1.40%(h)	0.00%	0.00%	–	0.00%
	2021	598	$14.990	–	$15.744	$9,269	0.00%	–	1.40%(h)	1.01%	29.17%	–	30.99%
	2020	235	$11.605	–	$12.019	$2,795	0.00%	–	1.40%(h)	1.17%	2.42%	–	3.87%
	2019	225	$11.330	–	$11.572	$2,586	0.00%	–	1.40%(h)	1.30%	29.30%	–	31.12%
	2018(1)	33	$8.763	–	$8.825	$286	0.00%	–	1.40%(e)(h)	0.90%(f)	-12.37%	–	-11.75%(f)
Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio	2022	731	$–	–	$–	$11,733	0.25%	–	1.65%	0.00%	0.00%	–	0.00%
	2021	731	$15.670	–	$16.230	$11,733	0.25%	–	1.65%	0.47%	21.46%	–	23.17%
	2020	304	$12.902	–	$13.177	$3,976	0.25%	–	1.65%	0.70%	17.61%	–	19.26%
	2019(4)	122	$10.970	–	$11.049	$1,345	0.25%	–	1.65%(e)	0.39%(f)	9.70%	–	10.49%(f)
PIMCO VIT Real Return Portfolio	2022	2,926	$–	–	$–	$49,448	0.15%	–	1.55%(i)	0.00%	0.00%	–	0.00%
	2021	2,926	$15.872	–	$17.414	$49,448	0.15%	–	1.55%(i)	5.10%	4.14%	–	5.61%
	2020	2,135	$15.241	–	$16.489	$34,308	0.15%	–	1.55%(i)	1.58%	9.84%	–	11.39%
	2019	1,693	$13.876	–	$14.804	$24,543	0.15%	–	1.55%(i)	1.82%	6.94%	–	8.45%
	2018	1,488	$12.975	–	$13.651	$19,945	0.15%	–	1.55%(i)	2.63%	-3.63%	–	-2.27%
T. Rowe Price Blue Chip Growth Portfolio	2022	7,175	$–	–	$–	$453,847	0.00%	–	1.40%(j)	–	0.00%	–	0.00%
	2021	7,175	$59.406	–	$65.188	$453,847	0.00%	–	1.40%(j)	–	15.99%	–	17.62%
	2020	7,660	$51.219	–	$55.422	$412,756	0.00%	–	1.40%(j)	–	32.41%	–	34.28%
	2019	7,501	$38.681	–	$41.274	$302,160	0.00%	–	1.40%(j)	–	28.08%	–	29.89%
	2018	7,618	$30.200	–	$31.776	$236,924	0.00%	–	1.40%(j)	3.36%	0.05%	–	1.92%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Victory RS Small Cap Growth Equity VIP Series	2022	516	$–	–	$–	$6,622	0.20%	–	1.60%(k)	–	0.00%	–	0.00%
	2021	516	$12.503	–	$12.951	$6,622	0.20%	–	1.60%(k)	–	-11.85%	–	-10.61%
	2020	483	$14.185	–	$14.488	$6,951	0.20%	–	1.60%(k)	–	35.87%	–	37.78%
	2019(4)	63	$10.440	–	$10.515	$657	0.20%	–	1.60%(e)(k)	–	4.40%	–	5.15%(f)

(a)This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(b)
This amount represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Subaccount. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values and charges made directly to participant accounts through the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.
(c)
The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(d)
For 2017, excludes Inactive Plans which were effective on July 1, 2017.
(e)
Annualized.
(f)
Not annualized.
(g)
Absent reimbursement by Fidelity, the expense ratio range would have been 0.30% to 1.28% in 2017 and 0.25% to 1.65% in 2021 through 2018.
(h)
Absent reimbursement by MFS, the expense ratio range would have been 0.25% to 1.65%.
(i)
Absent reimbursement by PIMCO, the expense ratio range would have been 0.30% to 1.28% in 2017 and 0.25% to 1.65% in 2021 through 2018.
(j)
Absent reimbursement by T. Rowe Price, the expense ratio range would have been 0.30% to 1.28% in 2017 and 0.25% to 1.65% in 2021 through 2018.
(k)
Absent reimbursement by Victory, the expense ratio range would have been 0.25% to 1.65%.
(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(3)
For the period January 24, 2020 (Initial Offering Date of Units) to December 31, 2020.
(4)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
5. Calculation of Accumulation Unit Values
Interest in the Subaccounts is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Subaccount’s Accumulation Unit Value from the close of one Valuation Day to the close of the next Valuation Day (Valuation Period), an Accumulation Unit Change Factor is used.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
5. Calculation of Accumulation Unit Values (continued)
The Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:
(a)
The ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier (calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier) for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend multiplier for the preceding Valuation period, divided by
(b)
1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.
6. Other Matters
During 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown.
Management is still monitoring developments relating to COVID-19 and are coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments and general pandemic response best practices.
7. Subsequent Events
Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
Consolidated Statutory Financial Statements
For The Years Ended December 31, 2021, 2020 and 2019
Together With Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT
The Board of Directors
Mutual of America Life Insurance Company:
Opinions
We have audited the consolidated financial statements of Mutual of America Life Insurance Company and subsidiaries (the Company), which comprise the consolidated statutory statements of financial condition as of December 31, 2021 and 2020, and the related consolidated statutory statements of operations and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, 2020, and 2019, and the related notes to the consolidated financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2021 and 2020, and the results of their operations and their cash flow for each of the years in the three-year period ended December 31, 2021 in accordance with the statutory accounting practices prescribed or permitted by the New York State Department of Financial Services described in Notes 1 and 10.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the consolidated financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of their operations or their cash flows for each of the years in the three-year period ended December 31, 2021.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Notes 1 and 10 of the consolidated financial statements, the consolidated financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory accounting practices described in Note 1 and 10 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.
Responsibilities of Management for the Consolidated Financial Statements
Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements
Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:
Exercise professional judgment and maintain professional skepticism throughout the audit.
•
Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.
•
Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•
Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.
•
Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.
•
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

New York, New York
March [ ], 2023

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF FINANCIAL CONDITION
As of December 31, 2021 and 2020
	2021	2020
ASSETS
Bonds and notes	$8,094,779,871	$8,505,591,147
Common stocks	41,968,614	29,201,192
Cash, cash equivalents and short-term investments	261,179,218	57,992,506
Guaranteed funds transferable	6,052,056	6,932,539
Privately managed investments	267,080,480	-
Real estate	205,811,367	238,884,848
Policy loans	76,807,882	95,285,598
Investment income accrued	87,377,128	78,909,958
Deferred federal income taxes	83,259,549	89,270,558
Other assets	36,852,574	35,081,572
Total General Account assets	9,161,168,739	9,137,149,918
Separate Account assets	19,164,023,760	16,781,187,729
TOTAL ASSETS	$28,325,192,499	$25,918,337,647
LIABILITIES AND SURPLUS
General Account liabilities
Insurance and annuity reserves	$6,667,751,110	$6,716,840,452
Other contract holders liabilities and reserves	10,466,102	7,497,800
Funds withheld	1,202,485,888	1,166,987,550
Interest maintenance reserve	-	11,580,001
Total Other liabilities	409,637,568	395,974,812
Total General Account liabilities	8,290,340,668	8,298,880,615
Separate Account reserves and other liabilities	19,164,023,760	16,781,187,729
Total liabilities before asset valuation reserve	27,454,364,428	25,080,068,344
Asset valuation reserve	108,556,177	108,375,550
Total liabilities	$27,562,920,605	25,188,443,894
SURPLUS
Assigned surplus	1,150,000	1,150,000
Unassigned surplus	761,121,894	728,743,753
Total surplus	762,271,894	729,893,753
TOTAL LIABILITIES AND SURPLUS	$28,325,192,499	$25,918,337,647
See accompanying notes to statutory-basis financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS
For the Years Ended December 31, 2021, 2020 and 2019
	2021	2020	2019
INCOME
Premium and annuity considerations	$2,364,601,425	$1,086,315,872	$2,552,012,159
Life and disability insurance premiums	8,856,139	8,346,385	8,786,168
Total considerations and premiums	2,373,457,564	1,094,662,257	2,560,798,327
Separate Account investment and administrative fees	135,469,528	111,604,705	110,027,353
Net investment income	256,863,032	299,875,311	330,632,708
Other, net	19,026,106	10,360,007	9,265,861
Total income	2,784,816,230	1,516,502,280	3,010,724,249
DEDUCTIONS
Change in insurance and annuity reserves	(445,169,299)	(1,171,300,488)	487,275,454
Annuity and surrender benefits	2,962,776,635	2,430,327,387	2,256,755,208
Death and disability benefits	6,239,621	6,646,948	5,611,602
Operating expenses	330,474,792	328,348,427	294,145,427
Total deductions	2,854,321,749	1,594,022,274	3,043,787,691
Net (loss) gain before dividends	(69,505,519)	(77,519,994)	(33,063,442)
Dividends to contract holders and policyholders	(51,624)	(53,444)	(57,806)
Net (loss) gain from operations	(69,557,143)	(77,573,438)	(33,121,248)
Federal income tax benefit	-	-	20,586
Net realized capital gains	120,234,116	(40,608,646)	13,455,138
Net (loss) income	50,676,973	(118,182,084)	(19,645,524)
SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	(180,627)	47,001,838	(63,980,623)
Unrealized (depreciation) appreciation	7,360,286	(30,960,498)	53,393,502
Reserve valuation basis	-	-	(43,849,651)
Nonadmitted assets:
Prepaid assets and other, net	(17,515,482)	(11,596,840)	(6,641,490)
Net deferred income tax asset	(6,011,009)	18,908,264	16,292,656
Accounting related to:
Qualified pension plan	-	-	-
Nonqualified deferred compensation plan	-	(5,182,004)	(3,400,000)
Post retirement medical benefit plan	(1,952,000)	(7,507,004)	(21,900,000)
Net change in surplus	32,378,141	(107,518,328)	(89,731,130)
SURPLUS
Beginning of year	729,893,753	837,412,081	927,143,211
End of year	$762,271,894	$729,893,753	$837,412,081
See accompanying notes to statutory-basis financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF CASH FLOW
For the Years Ended December 31, 2021, 2020 and 2019
	2021	2020	2019
Cash flows from operations:
Premium and other income collected	$2,414,028,395	$2,261,063,115	$2,560,779,959
Net investment income	296,863,401	308,010,173	336,214,584
Separate account investment and administrative fees	102,958,043	110,855,513	110,023,784
Benefit payments	(3,040,089,616)	(2,440,356,658)	(2,220,311,130)
Net transfers to separate accounts	413,676,100	296,098,020	(244,666,242)
Investment and operating expenses paid	(367,762,417)	(269,318,073)	(263,388,613)
Other, net	51,371,704	8,955,350	7,730,807
Dividends paid to policyholders	(52,773)	(55,692)	(59,582)
Net cash from operations	(129,007,163)	275,251,748	286,323,567
Cash flows from investments:
Proceeds from investment sold, matured, or repaid:
Bonds and notes	4,551,404,974	2,669,422,905	1,463,155,997
Common stock	14,656,669	447,264,375	279,668,216
Other invested assets	7,548,721	1,313,262	1,451,026
Other	157,205,848	62,151	27,619,749
Total	4,730,816,212	3,118,062,693	1,771,894,988
Cost of investments acquired:
Bonds and notes	(4,094,422,604)	(3,230,615,460)	(1,598,189,689)
Common Stock	(57,190,680)	(138,620,520)	(347,931,229)
Real estate	(42,649,427)	(30,506,974)	(8,360,354)
Privately managed investments	(273,549,727)
Other	11,173,201	(61,218,301)	(5,476,302)
Total	(4,456,639,237)	(3,460,961,255)	(1,959,957,574)
Net change in policy loans	18,478,525	8,671,116	(116,316)
Net cash (used in) from investment activity	292,655,500	(334,227,446)	(188,178,902)
Cash flows from financing and other sources:
Net (withdrawals) deposits on deposit-type contracts	4,888,829	1,107,461	(7,104,672)
Other cash applied	34,649,545	(1,186,115)	(78,539,541)
Net cash used in financing and other sources	39,538,374	(78,654)	(85,644,213)
Net change in cash, cash equivalents and short term investments:	203,186,712	(59,054,352)	12,500,452
Cash, cash equivalents and short term investments:
Beginning of year	57,992,506	117,046,858	104,546,406
End of year	$261,179,218	$57,992,506	$117,046,858
See accompanying notes to statutory-basis financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

December 31, 2021, 2020 and 2019
1. Summary of Significant Accounting Policies
Principles of Consolidation
The accompanying statutory financial statements include the consolidated accounts of Mutual of America Life Insurance Company (“Mutual of America”) and its wholly owned subsidiaries (collectively referred to as the “Company”), as permitted by the New York State Department of Financial Services. Mutual of America Holding Company LLC (“Holdings”) is a wholly owned subsidiary of Mutual of America.  Its purpose is to act as a holding company organization for activities to be carried out by its subsidiary operating companies, which presently consist of Mutual of America Securities LLC (“Securities”), Mutual of America Capital Management LLC (“Capital Management”), 320 Park Analytics LLC (“320 Park”), Mutual of America Real Estate Holdings LLC (“Real Estate Holdings”) and Mutual of America Insurance Agency LLC (“Agency”). Securities, the broker-dealer, is the distributor of the Mutual of America Investment Corporation and the Mutual of America Variable Insurance Portfolios Inc. and the variable insurance contracts offered by Mutual of America. Capital Management is the investment advisor (the “Advisor”) to the General Account of Mutual of America, Mutual of America Investment Corporation (“Investment Corporation”), an affiliate, and Mutual of America Variable Insurance Portfolios Inc., an affiliate. 320 Park provides independent analysis and/or benchmarking services to assist plan sponsors.
Real Estate Holdings is a single member LLC that holds the Company’s interest in the New York Real Estate building in which Mutual of America has a 75% equity ownership interest. 320 Park Avenue LLC is an entity which holds all interests in the New York Real Estate building and 320 Park Avenue Holdings is the respective holding company.
All intercompany balances and transactions have been eliminated in consolidation.
Nature of Operations
Mutual of America provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field and for-profit organizations in the small to medium-size company market. The insurance company in the group is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.
Basis of Presentation
The accompanying consolidated statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”). Such practices differ from U.S. Generally Accepted Accounting Principles (“GAAP”). The significant variances between such practices and GAAP, although not reasonably determinable, are presumed to be material and are described in Note 10. The ability of the Company to fulfill its obligations to contract holders and policyholders is of primary concern to insurance regulatory authorities.
The National Association of Insurance Commissioners (“NAIC”) has codified Statutory Accounting Principles (“Codification”). The New York Department issued Regulation No. 172 (“Regulation No. 172”), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by Regulation No. 172, as amended through December 31, 2021, are reflected in the accompanying consolidated statutory financial statements.
The preparation of the Company’s consolidated statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, surplus, income and deductions at the date of the consolidated statutory financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than-temporary impairments, the valuation of insurance and annuity reserves, the valuation of pension and employee benefit plan liabilities and the valuation of deferred tax assets.
Asset Valuations

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Cash, Cash Equivalents and Short-Term Investments - Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Cash equivalents and short-term investment transactions are recorded on a trade date basis.
Bonds and Notes - Investment valuations are prescribed by the NAIC. Bonds in good standing, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes are stated at amortized cost except those with an NAIC designation of 6 which are carried at the lower of amortized cost or fair value. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. At December 31, 2021, there were six securities with a fair value of $33.6 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized gain of $6.9 million to adjust the carrying value of these securities during 2021. These securities are required to be reported at the lower of amortized cost or fair value. At December 31, 2020, there were six securities with a fair value of $26.6 million that were valued using this methodology. The company recorded an unrealized gain of $1.0 million to adjust the carrying value of these securities during 2020. During 2019 the company recorded an unrealized gain of $ 1.5 million to adjust the carrying value of these securities.
Payment speeds for mortgage-backed and structured securities are based on cash flows obtained from an independent analytic agency and are applied on a quarterly basis.
Losses that are considered to be other than temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, the financial health and specific prospects of the issuer, the likelihood that the Company will be able to collect all of the amounts due according to the contractual terms of the debt security in effect at the time of the acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads, and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If a credit related impairment is determined to be other-than-temporary, a direct write-down is recorded as a realized capital loss whereas interest-related other than temporary impairment losses are recorded in the Interest Maintenance Reserve (IMR) and a new cost basis for the bond is recorded. See Note 20 – Fair Value Measurements, for further discussion on valuation methods for assets and liabilities.
During 2020, management determined that two securities with an unadjusted book value of $60.9 million would not meet their contractual obligation for the payment of principal and interest at maturity and determined that these securities were impaired. These securities were written down to fair value at the date of impairment and the Company recognized a $49.8 million realized capital loss on the write-down which is reflected in the amount of net realized capital losses on the statement of operations. There were no impairments in 2021 and 2019. Additionally, the Company recognized $120.2 million of capital gains not subject to the Interest Maintenance Reserve (IMR) in 2021, $8.2 million of realized capital gains not subject to the IMR during 2020 and $4.9 million of realized capital gains not subject to the IMR in 2019. These gains are reflected in the amount of net realized capital (losses)/ gains on the statement of operations. Of the $120.2 million of capital gains realized in 2021 not subject to the IMR, $113.0 million arose from the partial sale of the Company’s Home Office property, as further discussed in Note 4.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Common Stocks – Common stocks in good standing are stated at fair value. Unrealized gains and losses are recorded directly to unassigned surplus.
Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all common stock issuers not in good standing, as well as common stocks where the fair value is less than 80% of its cost for a continuous nine-month period. The Company writes down common stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer. The Company also considers other qualitative and quantitative factors in its evaluation of other- than-temporary impairments. The Company’s impairment policy for common stock for any position in an unrealized loss position for a continuous twelve-month period is deemed impaired and a new cost basis is established, with a corresponding recognition of a realized capital loss. At December 31, 2021 and 2020, common stocks included $29.6 million and $27.6 million, respectively, invested in a Mutual of America sponsored series of mutual funds. During 2021, the Insurance Company liquidated a portion of the seed money invested in the Mutual of America Small Cap Equity Index and the Mutual of America International funds while the investment manager in the group invested in a mix of fixed income and equity funds sponsored by Mutual of America Investment Corporation. During 2020, the Company liquidated in its entirety its holdings in Large-Cap and Small-Cap Value equity securities, recognizing a net realized capital gain of $7.8 million on the transaction. During 2021, the Company liquidated seed-money investments it had in the Mutual of America Investment Corporation International Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund and the Retirement 2065 Fund and recognized a gain of $5.4 million on these transactions.
Guaranteed Funds Transferable – Guaranteed funds transferable consist of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferrable through 2030.
Privately Managed Investments - Privately managed investments consist of investments in privately managed funds sponsored by unaffiliated managers. The funds invest in international transportation infrastructure portfolios of commercial real estate mortgages and portfolios of private placement debt. The Company does not have a direct interest in the underlying assets, but only in the shares of these funds. These investments are carried at underlying audited U.S. GAAP Equity of the investee, on a quarter lag. The Company’s impairment policy for other invested assets is that for any losses that are considered to be other than temporary are recognized in net income when incurred and are reviewed by management monthly. As part of the review process for these securities, there is an impairment identification process utilizing a screening procedure that includes the review of financial information provided by the fund sponsor, including the review of the underlying investments.
Real Estate – Real estate is carried at cost, including capital improvements, net of accumulated depreciation of $246.5 million and $233.6 million at December 31, 2021 and 2020, respectively, and is depreciated on a straight-line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement.
Policy Loans – Policy loans are stated at the unpaid principal balance of the loan. During 2021, 2020 and 2019, the Company recognized $0.3 million, $0.1 million, and $0.3 million, respectively of realized capital losses on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no additional unrealized losses recorded in 2021, 2020 and 2019.
Other – Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the consolidated statutory statements of financial condition.
Insurance and Annuity Reserves

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $1.6 billion and $1.5 billion at December 31, 2021 and 2020, respectively, are based on mortality and interest rate assumptions (ranging from 1.50% to 6.50% at December 31, 2021 and 2020), which meet or exceed statutory requirements and are not subject to discretionary withdrawal.
Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2021 and 2020, averaged 1.51% and 1.85%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $4.9 billion and $5.1 billion at December 31, 2021 and 2020, respectively, are subject to discretionary withdrawal at book value.
Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions, and meet statutory requirements.
Effective January 1, 2019, the Company voluntarily lowered the interest rate used to value $505.1 million of fixed interest guarantee annuity contracts issued prior to January 1, 2018. Such contracts, which had valuation rates ranging from 4.25% to 5.25%, were lowered to a valuation interest of 4.00%. The effect of this change was to increase policyholder reserves and reduce statutory surplus by $43.8 million at January 1, 2019.
Reinsurance
Reinsured reserves are accounted for on a funds withheld basis. Under funds withheld, the Company retains the assets reinsured and establishes a liability for the amount of the reinsurance plus any investment activity attributable to the reinsured block of business.
Interest Maintenance and Asset Valuation Reserves
Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations. When cumulative interest rate related losses exceed cumulative interest rate related capital gains within the year, the resulting balance is non-admitted on the statement of financial condition and is charged directly to surplus.
An AVR, applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.
Separate Account Operations
Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by the Advisor, and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Consolidated Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plans or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2021, 2020 and 2019, such charges were equal to approximately 0.73%, 0.63% and 0.83%, respectively, of total average Separate Account assets. Separate Account charges and investment advisory fees paid to the Advisor are included in the Consolidated Statutory Statement of Operations and Surplus. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts are reported as liabilities in the accompanying statements. Premiums and benefits

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
related to the Separate Accounts are combined with the General Account in the accompanying consolidated statutory financial statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $19.2 billion and $16.8 billion at December 31, 2021 and 2020, respectively are subject to discretionary withdrawal at fair value.
Premiums and Annuity Considerations
All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred.
As more fully described in Note 5, premiums ceded to the reinsurer will be reflected net on the consolidated statutory statement of operations and surplus.
Investment Income and Expenses
General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as non-admitted. The investment income amount due and accrued greater than 90 days was $2.1 million at both December 31, 2021 and 2020, respectively.
2. Investments
Valuation
The statement and fair values of investments in fixed maturity securities (bonds and notes) at December 31, 2021 and 2020 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.
December 31, 2021 (in millions)	Statement Value	Gross Unrealized		Fair Value
		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$607.0	$8.0	$6.2	$608.8
Commercial mortgage-backed securities	97.2	1.7	1.5	97.4
Other asset-backed securities	–	–	–	–
Total	$704.2	$9.7	$7.7	$706.2
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	1,648.9	36.6	14.2	1,671.3
Obligations of states and political subdivisions	72.7	1.5	0.4	73.8
Debt securities issued by foreign governments	–	–	–	–
Corporate securities	5,677.7	220.1	61.9	5,835.9
Total	$8,103.5	$267.9	$84.2	$8,287.2

	Statement	Gross Unrealized		Fair
December 31, 2020 (in millions)	Value	Gains	Losses	Value
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$627.9	$25.8	$0.4	$653.3
Commercial mortgage- backed securities	7.8	0.2	–	8.0
Other asset-backed securities	–	–	–	0.0
Total	$635.7	$26.0	$0.4	$661.3

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
	Statement	Gross Unrealized		Fair
December 31, 2020 (in millions)	Value	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	2,488.7	94.3	4.2	2,578.8
Obligations of states and political subdivisions	–	–	–	–
Debt securities issued by foreign governments	–	–	–	–
Corporate securities	5,466.9	436.5	15.5	5,887.9
Total	$8,591.3	$556.8	$20.1	$9,128.0
The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. As of December 31, 2021, approximately 100% of the $2.3 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.
Cash equivalents with a statement value and fair value of $201.4 million and $68.3 million at December 31, 2021 and 2020, respectively, and short-term investments with both a statement value and a fair value of $28.1 million and $17.6 million, respectively, are included in the above tables. At December 31, 2021 and 2020, the Company had $4.1 million and $3.5 million, respectively, (par value of $3.6 million at December 31, 2021 and $3.5 million at December 31, 2020) of its long-term fixed maturity securities on deposit with various regulatory agencies.
Fair Value
Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:
•
Level 1 -- quoted prices in active markets for identical securities.
•
Level 2 -- quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•
Level 3 -- significant unobservable inputs (including the assumptions in determining the fair value of investments).
The Company has determined the fair value inputs used to measure all of its assets that are considered financial instruments, which include bonds and notes, common stocks, cash, cash equivalents, short term investments, policy loans, guaranteed funds transferrable, privately managed investments and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, common stocks, and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, were determined to be Level 2. Finally, investments that are managed by outside investment advisors and the guaranteed funds transferrable for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities. Investments in mutual funds are excluded from the common stock line in the following table as these are valued at Net Asset Value. The Company had $33.6 million and $26.7 million of bonds and notes measured and reported at fair value as of December 31, 2021 and 2020, respectively which are level 3 investments. The Company had $4.9 million and $29.2 million of common stock measured and reported at fair value as of December 31, 2021 and 2020, respectively, which are Level 1 investments.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
The following tables provide fair value information at December 31, 2021 and 2020, about the Company’s assets that are considered financial instruments:
As of December 31, 2021 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$–	$8,246.9	$33.6	$8,280.5
Common stocks	4.9	–	12.0	16.9
Cash, cash equivalents and short term investments	261.2	–	–	261.2
Policy loans	–	76.8	–	76.8
Guaranteed funds transferrable	–	–	6.1	6.1
Separate Account assets	19,164.0	–	–	19,164.0
Total	$19,430.1	$8,323.7	$51.7	$27,805.5

As of December 31, 2020 Financial Instruments (in millions)	Level1	Level2	Level3	Total
Bonds and notes	$–	$9,021.8	$26.7	$9,048.5
Common stocks	29.2	–	–	29.2
Cash, cash equivalents and short term investments	58.0	–	–	58.0
Policy loans	–	95.3	–	95.3
Guaranteed funds transferrable	–	–	7.3	7.3
Separate Account assets	16,781.5	–	–	16,781.5
Total	$16,868.7	$9,117.1	$34.0	$26,019.8
The fair value of Level 3 bonds increased from $26.7 million at December 31, 2020, to $33.6 million at December 31, 2021, primarily as a result of the change in fair value of Level 3 assets, net of interim paydowns, during the year. The fair value of bonds and notes classified as Level 3 decreased by $4.7 million in 2020 as a result of the redetermination of the fair value, net of paydowns, on these securities during the year. During 2021, the issuers of the two bonds that were impaired in 2020 exchanged those debt instruments for common stock. The first level 3 security with a book value of $1.9 million was exchanged for common stock with a book value of $2.9 million and is classified as a Level 1 asset as of December 31, 2021. This was a non-cash transaction and is excluded from the consolidated statement of cash flows. The second security with an adjusted book value of $12.0 million was exchanged for equity with a book value of $12.0 million at the date of issuance. This security is also classified as a Level 3 asset at December 31, 2021. There were no sales of Level 3 securities in 2021 or 2020. The guaranteed funds transferrable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2021 and 2020.
In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed at December 31, 2021 and 2020.
Unrealized Gains and Losses
At December 31, 2021 and 2020, net unrealized appreciation (depreciation) reflected in surplus consisted of the following:
December 31 (in millions)	2021	2020	Change	2020	2019	Change
Common Stock	$7.7	$4.3	$3.4	$4.3	$35.5	$(31.2)
Bonds and notes	(0.5)	(3.9)	3.4	(3.9)	(4.4)	0.5
Other assets	(0.7)	(1.2)	0.5	(1.2)	(0.9)	(0.3)
Net unrealized appreciation (depreciation)	$6.5	$(0.8)	$7.3	$(0.8)	$30.2	$(31.0)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Net unrealized appreciation related to the Company’s bonds, equity securities and other assets increased by $7.3 million during the year. Net unrealized appreciation of $7.7 million related to equity securities at December 31, 2021, consists of $7.7 million of gross unrealized gains and $0 million of gross unrealized losses, of which none of the unrealized losses are greater than 12 months old. Net unrealized appreciation of $4.3 million related to equity securities at December 31, 2020, consisted of $4.4 million of gross unrealized gains and $0.1 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old. At December 31, 2020 net unrealized appreciation related to the Company’s bonds, equity securities and other assets decreased by $31.0 million during the year. Net unrealized appreciation of $35.5 million related to equity securities at December 31, 2019, consisted of $40.1 million of gross unrealized gains and $4.6 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.
The following is an analysis of the fair values and gross unrealized losses as of December 31, 2021 and 2020, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2021 and 2020, were $84.4 million and $20.1 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from general changes in interest rates and credit spread widening and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.
The tables that follow exclude $5.5 billion and $7.7 billion at December 31, 2021 and 2020, respectively, of book value of those fixed maturity securities that are in an unrealized gain position.
December 31, 2021 ($ in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Mortgage and asset backed securities:	$1,012.9	$16.7	146	$40.8	$2.8	14
Residential mortgage-backed securities	-	-	-	-	-	-
Commercial mortgage-backed securities	75.3	1.6	18	-	-	-
Other asset-backed securities	-	-	-	-	-	-
Total	$1,088.2	$18.3	164	$40.8	$2.8	14
U.S. Treasury securities and obligations of U.S Government corporations and agencies	67.5	1.7	17	13.4	1.3	4
Obligations of states and political subdivisions	31.5	0.5	12
Obligations issued by Foreign governments	2.0	-	1	-	-	-
Corporate Securities	2,184.0	57.4	230	6.5	2.4	2
Total	$3,373.2	$77.9	424	$60.7	$6.5	20

December 31, 2020 ($ in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:	$284.1	$6.6	54	$11.2	$4.7	3
Mortgage and asset backed securities:	-	-	-	-	-	-
Residential mortgage-backed securities	03.	-	1	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-
Other asset-backed securities	$284.4	$6.6	55	$11.2	$4.7	3
Total
U.S. Treasury securities and obligations of U.S Government corporations and agencies	322.9	2.4	11	1.3	-	3
Obligations of states and political subdivisions
Corporate Securities	190.1	1.4	12	35.8	5.0	3

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
December 31, 2020 ($ in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less			Twelve Months or Greater
Total	$797.4	$10.4	78	$48.3	$9.7	9
Realized Capital Gains and Losses
Net realized capital gains (losses) reflected in the Consolidated Statements of Operations and Surplus for the years ended December 31, 2021, 2020 and 2019 were as follows:
December 31 (in millions)	2021	2020	2019
Common Stock	$4.6	$8.3	$10.5
Sale of 25% equity interest of affiliate	113.8	-	-
Fixed maturities	2.1	(49.1)	3.3
Other assets	(0.3)	(0.2)	(0.3)
Net realized capital gains (losses)	$120.2	$(41.0)	$13.5
At December 31, 2021 and 2020, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $2.5 billion and $2.8 billion, and $2.5 billion and $3.3 billion, respectively, of which approximately 99% in both 2021 and 2020 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.
Sales of investments, including maturities paydowns and calls, in fixed maturity securities resulted in ($10.3) million of net interest rate related losses and $14.9 million of net interest rate related gains and $3.5 million of net interest rate related gains being accumulated in the IMR in 2021, 2020 and 2019, respectively, as follows:
December 31 (in millions)	2021	2020	2019
Fixed maturity securities
Proceeds	$4,488.3	$1,521.7	$628.6
Gross realized gains	30.0	23.2	9.5
Gross realized losses	(40.3)	(8.3)	(6.0)
During 2021, 2020 and 2019, $12.8 million, $16.1 million and $12.9 million, respectively, of the IMR was amortized and included in net investment income.
Sales of investments in equity securities resulted in $5.4 million, $8.3 million and $10.5 of net capital gains in 2021, 2020 and 2019, respectively, being recognized in net income as follows:
December 31 (in millions)	2021	2020	2019
Equity securities
Proceeds	$24.8	$470.4	$279.7
Gross realized gains	5.4	44.6	27.6
Gross realized losses	–	(36.3)	(17.1)
Maturities
The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) at December 31, 2021, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
December 31, 2021 (in millions)	Statement Value	Fair Value
Due in one year or less	$581.8	$588.6
Due after one year through five years	2,395.5	2,500.4
Due after five years through 10 years	2,741.3	2,836.2
Due after 10 years	2,376.2	2,355.2
Total	8,094.8	8,280.4
3. Guaranteed Funds Transferable.
In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the consolidated statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.
The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $6.1 million and $6.9 million at December 31, 2021 and 2020, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $0.2 million, $0.7 million, and $0.7 million in 2021, 2020 and 2019, respectively, and are included in net investment income.
4. Real Estate
Real estate consists primarily of an office building that Mutual of America purchased for its corporate headquarters. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense was $11.4 million in both 2021 and 2020 and $10.1 million in 2019.
During 2021, the Company formed a new subsidiary, 320 Park Avenue LLC (a wholly owned subsidiary of 320 Park Avenue Holdings LLC) and contributed 100% of its interest in its Home office property to the new subsidiary. The value of the contribution was the net book value of the building as of November 30, 2021. On December 20, 2021 the Company sold a 25% equity interest in 320 Park Avenue Holdings LLC to an unrelated third party for approximately $187.5 million in net cash consideration. As a result of the sale, a gain of approximately $113 million was recorded for the year ended December 31, 2021. The gain is reflected within net realized capital gains and losses on the consolidated statements of operations and surplus.
5. Reinsurance
The Company entered into a 50% Coinsurance and Modified Coinsurance (“Modco”) Agreement, effective, December 31, 2020. The reinsurance covers approximately one-half of the 3% guarantee business in the General Account and the Separate Account accumulations that have a 3% General Account minimum interest guarantee associated with that contract. Investors in the Separate Accounts are able to transfer their accumulations to the General Account at any time without penalties. Contract holders are eligible to withdraw their accumulations at any time without market value adjustment.
The general account business was structured as a 50% quota share coinsurance arrangement pertaining to approximately $1.169 billion of General Account reserves. As part of the Reinsurance Agreement, the Company segregated $1.162 billion of assets comprised of corporate bonds and mortgage-backed securities and an additional $6.9 million in contract loans for those contracts that have a loan provision, which approximates one-half of the 3% business to a Reinsurance funds withheld account (non-cash transactions). While the assets will continue to be maintained and reported on the Company’s consolidated statements of financial condition, the reinsurer will receive the investment income and realized gains and losses from those assets while the Company receives the 3% credited on the General Account business ceded and an expense load per person to cover the expense of administering the business. The expense load will be recognized as other income on the consolidated statutory statements of operations and surplus.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
The Separate Account business is in the form of a 50% quota share modified coinsurance agreement covering approximately $1.0 billion of separate account reserves that represent approximately one-half of the 3% business. The Company will provide to the reinsurer Separate Account fees for the quota share portion of the reinsured business and will be reflected in the consolidated statutory statements of operations and surplus
In the event that the reinsurer does not meet their obligations under the terms of the reinsurance agreement, reinsurance recoverable balances could become uncollectible. Mutual of America still has the primary responsibility for the payment of benefits as the reinsurance agreement does not discharge the Company’s obligation as primary insurer. Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish the reinsurance and evaluates the financial strength of the reinsurer.
For the year ended December 31, 2021, reinsurance amounts is as follows:

December 31, 2021 (in millions)	Value
Beginning of Period - Reserves Ceded	1,167.0
Premiums	36.4
Net Transfers	4.8
Benefits	(89.7)
Reserve Change	1.0
General Account Fees	(0.2)
Interest Credits	34.4
Policy Loan Cancelation	(1.2)
End of Period - Reserves Ceded	1,152.5
Net activity under the reinsurance agreement is reflected in the Funds Withheld liability in the consolidated statement of financial position.
6. Pension Plan And Postretirement Benefits
Pension Benefit and Other Benefit Plans
The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a nonqualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA.
The Company also has two other defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical, dental and vision benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than 25 years of eligible service, with retiree contributions adjusted annually, and contain other cost-sharing features, such as deductibles and coinsurance. All benefit plans are underwritten by Mutual of America. To the extent that the claims do not exceed stop-loss limits for single life occurrences, the plans are self-insured. Stop-loss coverage is purchased from an unaffiliated carrier. The postretirement benefit plan expense required to be recorded under these plans was $41.4 million, $30.4 million, and $24.2 million in 2021, 2020 and 2019, respectively.
As of January 1, 2021 and 2020, the Company recognized the following liabilities in the financial statements (in millions):

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
	Pension Benefits		Other Benefits
	2021	2020	2021	2020
Transition Liability	$8.7	$9.9	$8.1	$7.8
Accrued Benefit Cost	64.3	36.1	215.1	201.0
Funded Status	$73.0	$46.0	$223.2	$208.8
For other benefits, as of January 1, 2021 and 2020 the Company had total recognized liabilities of $158.8 million and $141.3 million, respectively, for the postretirement medical plans and $64.4 million and $67.5 million, respectively, for the nonqualified deferred compensation plans. The $158.8 million and $141.3 million recognized liability for the postretirement medical plans at January 1, 2021 and 2020 consisted of an unamortized transition liability of $5.5 million and $5.6 million respectively, and an accrued benefit cost of $153.3million and $135.7 million, respectively. For the nonqualified deferred compensation plan, the recognized liability at January 1, 2021 and 2020 consisted of an unamortized transition liability of $2.6 million and $2.2 million, and an accrued benefit cost of $61.8 million and $65.3 million, respectively.
The minimum required amortization of the unrecognized transition liabilities is as follows (in millions):
Date	Pension Benefits	Other Benefits
12/31/2021	$8.7	$8.1
12/31/2022	-	5.6
12/31/2023	-	-
Total	$8.7	$13.7
The expected amortization of the unrecognized transition liability will be $5.6 million for the postretirement medical plan and nothing for the non-qualified deferred compensation plan per year through no later than 2023. There was an additional charge to surplus for the post-retirement medical plan of $1.9 million and $7.5 million in 2021 and 2020, respectively, and no additional charge to surplus for the non-qualified deferred compensation plan in 2021 and a charge of $5.2 million in 2020.
The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2021 and 2020 (in millions):
	Pension Benefits		Other Benefits
	2021	2020	2021	2020
Accumulated Benefit Obligation	$315.2	$309.1	$29.0	$43.6
Projected Benefit Obligation	$402.1	$392.4	$211.1	$226.3
Plan Assets at Fair Value	367.5	334.3	-	-
Funded Status	$(34.6)	$(58.1)	$(211.1)	$(226.3)
Accrued Benefit Cost	34.6	64.3	207.4	215.1
Additional Surplus Charge greater than minimum	-	-	-	11.2
Unrecognized items	$(0.0)	$6.2	$(3.7)	$(0.0)
Prior Service Costs	$-	$-	$6.3	$7.3
Unrecognized (Losses) Gains	(107.7)	(126.8)	(82.1)	(94.0)
Additional Surplus Charge Beyond Minimum	-	-	72.1	-
Transition asset	107.7	126.8	-	75.5
Total Unrecognized Liability	$-	$-	$(3.7)	$(11.2)
The components of net periodic benefit costs as calculated in the January 1, 2021, 2020, and 2019 plan valuations are as follows:

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
	Pension Benefits			Other Benefits
December 31 (in millions)	2021	2020	2019	2021	2020	2019
Service costs	$19.8	$19.0	$16.6	$7.9	$7.1	$6.2
Interest cost on Projected Benefit Obligation (PBO)	10.3	11.7	14.6	6.4	6.9	7.6
Expected return on plan assets	(29.1)	(28.0)	(25.8)	-	-	-
Prior services costs	-	-	-	(1.0)	(1.0)	(0.8)
Settlement	11.7	29.5	-	20.5	10.2	6.4
Amortization of unrecognized net loss (gain)	7.9	11.1	11.7	7.6	7.2	4.8
Net benefit expense	$20.6	$43.3	$17.1	$41.4	$30.4	$24.2
During 2021, 2020, and 2019 pension expense for the non-qualified deferred compensation plan included $20.5 million, $10.2 million, and $6.4 million of settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during those years exceeding the plans interest and service cost.
The changes in the PBO and plan assets are as follows:
	Pension Benefits		Other Benefits
December 31 (in millions)	2021	2020	2021	2020
Change in PBO
PBO, beginning of the year	$392.4	$393.8	$226.3	$218.2
Service costs	19.8	19.0	7.9	7.1
Interest costs	10.3	11.7	6.4	6.9
Change in assumptions/plan amendments	14.8	18.3	(6.8)	12.6
Actuarial loss (gain)	17.1	36.5	23.0	10.5
Benefits and expenses paid	(52.3)	(86.9)	(45.7)	(29.0)
PBO, end of year	$402.1	$392.4	$211.1	$226.3

	Pension Benefits		Other Benefits
December 31 (in millions)	2021	2020	2021	2020
Change in Plan Assets
Plan assets, beginning of the year	$334.3	$352.2	–	–
Employer contributions	25.0	15.0	–	–
Return on plan assets	60.5	54.0	–	–
Benefits and expenses paid	(52.3)	(86.9)	–	–
Plan assets, end of year	$367.5	$334.3	–	–
Plan assets (lower than) PBO	$(34.6)	$(58.1)	$(211.1)	$ (226.3)
At December 31, 2021 and 2020, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts and in the Company’s General Account, and consisted of approximately 81.8 % in equity investments and 18.2% in fixed-income investments and 81.1% in equity and 18.9% in fixed-income investments, respectively. A distribution of plan assets by investment objective as of December 31, 2021 and 2020 are as follows:
December 31, (in millions)	2021	2020
Fixed Income Funds	$60.7	$58.8
Equity Funds:
Index	167.2	153.4
Growth	78.6	69.4
Balanced	55.0	48.5
Total Level 1 Investments	$361.5	$330.1
General Account	6.0	4.2
Total plan assets	$367.5	$334.3

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1. Amounts held in the General Account are valued at contract value, which is equal to fair value, and are considered to be cash equivalents that are not subject to fair value evaluation.
The Company made contributions to its defined benefit pension plan of $25.0 million in 2021, $15.0 million in 2020 and $25.0 million in 2019. The Company estimates that it will contribute at least $15.0 million to this plan in 2022. Benefits expected to be paid from this plan total $32.7 million in 2022, $25.0 million in 2023, $24.8 million in 2024, $27.2 million in 2025 and $31.2 million in 2026. The aggregate benefits expected to be paid in 2027 through 2031 total approximately $162.7 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2021.
The assumptions used in determining the aggregate projected benefit obligation for pension and other benefit plans were as follows:
	Pension Benefits			Postretirement Medical			Non Qualified Deferred Compensation
Weighted average Assumptions at December 31	2021	2020	2019	2021	2020	2019	2021	2020	2019
Discount rate	2.90	2.50%	3.00%	3.10	2.90%	3.40%	2.70	2.20%	2.80%
Rate of compensation increase	4.00	4.00%	4.00%	4.00	4.00%	4.00%	5.00	5.00%	5.00%
Expected return on plan assets	8.50	8.50%	8.50%	-	-	-	-	-	-
The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of approximately 80% equity investments and 20% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.00%) based upon historical 30-year rolling averages. In selecting the expected long-term rate of return assumption, an underlying inflation assumption of 2.50% was selected taking into account historical inflation data and future inflation expectations.
The health care cost trend rate assumption impacts the amounts reported for the postretirement benefit plans. The assumption is 4.8% for 2022 and beyond. Benefits expected to be paid from this plan and the nonqualified deferred compensation plan total $11.8 million in 2022, $9.8 million in 2023, $10.7 million in 2024, $14.0 million in 2025 and $13.3 million in 2026. Aggregated benefits expected to be paid in the period 2027 through 2031 total approximately $72.9 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2021.
Savings and Other Incentive Plans
All employees may participate in a Company sponsored savings plan under which the Company matches a portion of the employee’s contributions up to 6% of salary. The Company contributed $3.2 million in 2021, 2020, and 2019, respectively. In December 2021, Mutual of America converted their savings plan from a variable insurance contract underwritten by the life insurance company to an investment contract offered under Mutual of America’s Net Asset Value (NAV) model. Included in annuity and surrender benefits is approximately $440 million of benefits representing the termination of the variable insurance contract.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $13.5 million, $13.2 million, and $13.9 million for December 31, 2021, 2020, and 2019, respectively. At December 31, 2021 and 2020, the accrued liability related to these plans was $24.7 and $24.4 million, respectively.
7. Commitments And Contingencies
Rental expenses approximated $23.7 million, $21.8 million, and $26.4 million as of December 31, 2021, 2020, and 2019, respectively. The approximate minimum rental commitments under non-cancelable operating leases are as follows: $6.1 million in 2022; $4.5 million in 2023; $3.7 million in 2024; $2.7 million in 2025; $1.8 million in 2026 and $2.6 million in 2027 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.
During 2021, the Company entered into agreements with several unrelated investment managers to invest up to $750 million of General account assets in privately managed investments. Through December 31, the Company has funded approximately $267 million of this commitment and have a remaining commitment of approximately $483 million that will be funded in 2022.
The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s consolidated financial statements.
8. Federal Income Taxes
Mutual of America adopted SSAP No. 101, Income Taxes, a replacement of SSAP No. 10R, effective January 1, 2012. During the first quarter of 2012, Regulation No. 172 was amended to adopt the provisions of SSAP No. 101. This guidance requires that a deferred tax asset (DTA) or deferred tax liability (DTL) be established for temporary differences between the tax and statutory reporting bases of assets and liabilities.
The change in Mutual of America’s net Admitted DTA must be recorded as a separate component of gains and losses in surplus. Net DTAs are required to be recorded as an admitted asset to the extent that the amount will be realized within three years, subject to a maximum admitted asset equal to 15% of statutory surplus and to the Company’s risk-based capital ratio exceeding certain thresholds.
A reconciliation of the income tax benefit recognized in the Company’s consolidated statutory statement of operations and surplus to the amount obtained by applying the statutory rate of 21% in 2021, 2020, and 2019 to net gain from operations before federal income taxes follows:
December 31 (in millions)	2021	2020	2019
Net (Loss) Gain from Operations	$(69.5)	$(77.5)	$(33.1)
Statutory rate	21%	21%	21%
Tax at statutory rate	(14.6)	(16.3)	(7.0)
Investment Items	12.1	(9.6)	3.4
Expense Items	15.3	(20.9)	(19.4)
Net operating loss related to Dividend Received Deduction	-	-	(1.8)
Nonadmitted Assets	-	(2.0)	(1.4)
Prior year true-up	-	4.6	2.5
Other	0.1	-	(3.7)
Change in Contingency Reserve	(4.1)	-	-
Valuation Allowance	23.5	167.7	-
Total Income Tax Expense / (Benefit)	$32.3	$123.5	$(27.4)
Income Tax Benefit (Expense):

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
December 31 (in millions)	2021	2020	2019
Current - Consolidated	$-	$-	$-
Deferred - Non-Insurance Companies	-	-	-
Income Tax Benefit on Operating Earnings	$-	$-	$-
Deferred Federal Income Tax, in Surplus	$32.3	$123.5	$(27.4)
Total Income Tax Expense / (Benefit)	$32.3	$123.5	$(27.4)
The federal income tax expense of $32.3 million in 2021, expense of $123.5 million in 2020, and benefit of ($27.4) million in 2019, respectively relates primarily to the change in the deferred income tax incurred by Mutual of America.
The components of the net DTA recognized in the Company’s consolidated statement of financial condition are as follows:
December 31 (in millions)	2021	2020
Total gross DTAs excluding unrealized (gains) losses	$334.6	$390.1
Statutory valuation allowance adjustment	(191.3)	(167.6)
Total adjusted gross DTAs excluding unrealized (gains) losses	$143.3	$222.5
Total gross DTLs excluding unrealized (gains) losses	(58.4)	(105.3)
Mutual of America's net DTA	84.9	117.2
Tax effect of unrealized (gains) losses	(1.6)	(0.1)
DTA nonadmitted	-	(27.8)
Total net admitted DTA	83.3	89.3
The Company has evaluated all sources of negative and positive evidence, including the 3-year cumulative loss, future reversing taxable temporary differences, and other objectively verifiable future sources of income as of December 31, 2021 balance sheet date. On the basis of this evaluation, the Company has recorded an additional charge of $23.5M against its net deferred tax asset as of December 31, 2021. The Company will continue to analyze the valuation allowance on a quarterly basis.
As of December 31, 2021, Mutual of America’s gross DTA, excluding the tax effect of unrealized (gains) losses, of $334.6 million, consisted of $322.6 million of ordinary DTAs and $12.0 million of capital DTAs. The net decrease in the net DTA was $32.2 million excluding unrealized (gains) losses. As shown in the above table, Mutual of America’s net admitted DTA decreased by $6.1 million during 2021.
The Company claims the separate account dividend received deduction. The impact of the separate account dividend received deduction (“SADRD”) is to reduce the Company’s overall effective tax rate compared to the U.S. statutory tax rate of 21%. For years prior to the effective date of Tax Cuts and Jobs Act (“TCJA”), there was a degree of uncertainty regarding the computational aspects of the Company’s SADRD for assets held in connection with variable annuity contracts because final regulations have not been issued by the IRS. The TCJA changed the life insurance company proration rules for the DRD by changing the company share to 70% and the policyholder share to 30% for tax years beginning after December 31, 2017. Due to this change, there is no exposure to the SADRD for years 2018 and forward. Additionally, since the 2017 return’s statute of limitation has expired in 2021, and it was the last year where short-term capital gain in the computation of the company share percentage impacted the Company’s SADRD, the corresponding change in contingency reserve of $4.1M against the financial statement’s net operating loss (NOL) was released in the 2021 Year-End Provision.
The tax effects of temporary differences that give rise to a significant portion of the DTAs and DTLs arise from the differing statutory and tax-basis treatment of assets and liabilities, insurance and annuity reserves, realized capital gains and losses on investment transactions, non-admitted assets, and net operating loss carryforwards. Effective January 1, 1998, Mutual of America’s pension business became subject to federal income tax. Included in such differences are items resulting from transition rules under the Internal Revenue Code as of January 1, 1998, which accompanied the change in taxation of Mutual of America’s pension

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
business. The transition rules along with the reduced federal income tax rate under TCJA will continue to moderate Mutual of America’s current tax expense over the next several years. As such, Mutual of America incurred a consolidated federal income tax of zero in 2021, 2020, and 2019. As of December 31, 2021, the Company had net operating loss carryforwards of approximately $273.4 million, of which $226.7 million are expiring at various dates between 2022 and 2032 and $46.7 million has no expiration, but its utilization is limited to 80% of taxable income.
During the year ended December 31, 2020, the Company recognized an expense of $49.8 million related to the bond impairment reflected on the statutory financials. For tax purposes, the impairment loss cannot be recognized until the security is either disposed of or matures. During 2021, the related securities underwent restructuring transactions which resulted in the bonds being converted to equities. As the original securities were disposed of in 2021, a tax loss of $49.8 million was recognized in the 2021 federal income tax provision.
The transactions noted above, along with other capital tax activity have generated a capital loss of $39.6 million in 2021. Such capital loss can be carried back to 2019 and 2020 to offset the capital gain generated in those two years, and to free up the regular net operating loss carryforwards that were previously utilized to offset those capital gains
Throughout the course of the year, the Company formed several U.S. GAAP subsidiaries in connection with the partial sale of the building located at 320 Park Avenue New York,
Mutual of America files a separate federal income tax return and files income tax returns in various states.
9. Fair Value Of Financial Instruments
The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 2) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.
Bonds and Notes and Common Stock – Fair value for bonds and notes is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for common stocks is determined by reference to valuations quoted by an independent pricing organization. Common stock amounts exclude investments in mutual funds as these are reported at Net Asset Value.
Cash, Cash Equivalents and Short-Term Investments – The carrying value for cash, cash equivalents approximates fair values due to the short-term maturities of these instruments. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less.
Guaranteed Funds Transferable – Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.
Privately managed investments – privately managed investments are stated at our underlying share of the U.S. GAAP equity of the investee on a quarter lag, which approximates fair value.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Policy Loans – The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.
10. Significant Differences Between Statutory Accounting Practices And Generally Accepted Accounting Principles (Gaap)
The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (“Statutory Accounting”), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.
Asset Valuations and Investment Income Recognition
GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading, whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity, whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.
GAAP requires that unrealized gains and losses arising from the change in fair value of equity securities be reflected as a component of investment income whereas for statutory accounting unrealized gains and losses are reflected as a component of the change in surplus.
Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting. Additionally, if realized capital losses exceed realized capital gains accumulated in the IMR, then the accumulated balance is removed from the consolidated statement of financial condition by a direct charge to surplus.
A general formula-based AVR is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.
For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.
Policy Acquisition Costs
Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.
Insurance and Annuity Reserves
Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Under GAAP, mortality and morbidity assumptions are based on Company experience.
Under statutory accounting practices, reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance recoverable.
Premium Recognition

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.
Deferred Income Taxes
GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.
Statements of Cash Flow
The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.
11. Subsequent Events
In January 2022, the Company received all regulatory approvals necessary to establish Mutual of America Reinsurance Bermuda Ltd or “MOA Bermuda”, a reinsurer organized and domiciled in Hamilton Bermuda.
Operations of the MOA Bermuda is anticipated to commence in the second quarter of 2022. The Company’s purpose in setting up a Bermuda Reinsurance Captive is to optimize surplus, manage risk and to provide additional capacity for future growth. Upon final formation, the entity will be a direct subsidiary of the Mutual of America.
The Company has evaluated subsequent events through March 16, 2022, the date the financial statements were available to be issued, and no additional events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure in the accompanying financial statements.

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Copy of the resolution of the depositor establishing the registrant.

(b)	Custodial Agreement, dated September 10, 2020, by and between Mutual of America Life Insurance Company and Mid Atlantic Trust Company.

(c)	Agreement by and between Mutual of America Life Insurance Company and Mutual of America Securities LLC, dated September 30, 2020.

(d)(1)(i)	Form of Group Annuity Contract — 403(b) Thrift.

(d)(1)(ii)	Form of Group Annuity Contract — 403(b) — Amendment.

(d)(2)	Form of Group Annuity Contract — Defined Contribution.

(e)(1)	Form of Group Annuity Application — 403(b) Thrift.

(e)(2)	Form of Group Annuity Application — Defined Contribution.

(f)(1)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010.

(f)(2)	Bylaws of Mutual of America Life Insurance Company.

(g)	Not Applicable.

(h)(1)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001.

(h)(1)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York dated as of April 12, 2007.

(h)(1)(iii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of October 1, 2007.

(h)(2)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988.

(h)(2)(ii)	Amendment No. 1 to the Fund Participation Agreement — Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989.

(h)(2)(iii)	Amendment No. 2 to the Fund Participation Agreement — Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000.

(h)(2)(iv)	Amendment No. 3 to the Fund Participation Agreement — Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002.

(h)(2)(v)	Shareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007.

(h)(2)(vi)	Amendment No.4 to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of December 22, 2004.

(h)(2)(vii)	Amendment No. 5 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012.

1

(h)(2)(viii)	Amendment No. 6 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of October 1, 2017.

(h)(3)(i)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012.

(h)(3)(ii)	Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(3)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016.

(h)(4)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001.

(h)(4)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(4)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016.

(h)(4)(iv)	Shared Funding Agreement by and Calvert Variable Products, Inc. and Calvert Variable Series, Inc., Eaton Vance Distributors, Inc., and Mutual of America Life Insurance Company, as of September 19, 2019.

(h)(5)(i)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(5)(ii)	Shareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007.

(h)(5)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017.

(h)(6)(i)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(6)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007.

(h)(6)(iii)	Participation Agreement by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., and Mutual of America Life Insurance Company, dated as of May 2, 2019.

(h)(7)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013.

(h)(8)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013.

(h)(9)(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013.

2

(h)(9)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013.

(h)(10)(i)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund Distributors, Inc., dated as of May 1, 2018.

(h)(10)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018.

(h)(10)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018.

(h)(11)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019.

(h)(12)(i)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(12)(ii)	Amendment to Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of March 11, 2020.

(h)(13)	Participation Agreement among Victory Variable Insurance Funds, Victory Capital Management Inc., Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(14)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019.

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and consent of counsel as to the legality of the securities being registered.

(l)(1)(i)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2.

(l)(1)(ii)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company.

(l)(2)(i)(a)	Powers of Attorney of Directors.

(l)(2)(i)(b)	Powers of Attorney of Directors.

(l)(2)(b)	Powers of Attorney of Officers

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Initial Summary Prospectus for New Investors of Thrift Contracts.

3

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman of the Board, President and Chief Executive Officer
Rosemary T. Berkery	Director
Gwendolyn Hatten Butler	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M. D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Senator Connie Mack	Director
Debra Cruz	Senior Vice President, Customer Experience Management
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
Paula A. Price	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman, President and Chief Executive Officer

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Christopher Bailey	Executive Vice President, Sales Operations
Simpa Baiye	Executive Vice President and Chief Actuary
Debbie Branson	Senior Vice President, Human Resources
Tanisha L. Cash	Senior Vice President, Human Resources
Thomas Ciociano	Senior Vice President, Real Estate and Payroll
John P. Clare	Senior Vice President, Corporate and Operational Communications
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Head of Human Resources
Salvatore P. Conza	Senior Vice President, Infrastructure and Operations
Debra Cruz	Senior Vice President, Customer Experience Management
Nicholas S. Curabba	Senior Vice President, Associate General Counsel and Corporate Secretary
Jason D’Angelo	Executive Vice President and General Counsel
Jeffrey W. Donaldson	Senior Executive Vice President, Head of Technology and Chief Digital Officer
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Tara Favors	Executive Vice President and Chief Human Resources Officer
Neal S. Goldstein	Executive Vice President and Chief Technology Officer
Aferdita Gutierrez	Executive Vice President, Deputy Treasurer
Kim M. Hughes	Senior Vice President, Strategic Marketing Communications
Richard Jacobs	Executive Vice President, External Affairs
Lydia Kieser	Senior Vice President, Application Services
Andrew Kramer	Senior Vice President, Client Services

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Name and Principal Business Address*	Positions and Offices With Depositor
Lisa M. Loughry	Executive Vice President, National Accounts
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Bhavisha Modi	Senior Vice President, Enterprise Risk Management
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Executive Vice President, Administrative Operations
Thomasin R. Mullen	Executive Vice President, Corporate and Marketing Communications
Paul O’Hara	Senior Vice President, Research and Competition
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
Steven G. Sacchi	Senior Vice President, Procurement
William Sample	Senior Vice President and Corporate Actuary
Sonia Samuels	Executive Vice President and Chief Information Officer
Susan Schneider	Senior Vice President, Head of Compensation and Data Analytics
Brian Q. Severin	Senior Executive Vice President, Chief Marketing Officer
Subhang Shah	Executive Vice President and Deputy Chief Information Officer
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

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Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.

Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company,

•	320 Park Analytics LLC, a Delaware limited liability company, and

•	Mutual of America Insurance Agency LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns a significant portion of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Item 30. Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

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Item 31. Principal Underwriters

(a) Mutual of America Securities LLC (“Securities LLC”), the principal underwriter of the Registrant, also acts as principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, Mutual of America Variable Insurance Portfolios, Inc., and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b) The name, principal business address and position of each senior officer and manager of Securities LLC are as follows:

Board of Managers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Brian Q. Severin	Chairman
Christoper Bailey	Manager
Chris W. Festog	Manager
Joseph Gaffoglio	Manager
Sonia Samuels	Manager

Officers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Brian Q. Severin	Chairman, President and CEO
Jason D’Angelo	Executive Vice President and General Counsel
Christopher Bailey	Executive Vice President, Sales Operations
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
Christopher M. Miseo	Senior Vice President, Chief Financial Officer and Treasurer
Paul F. Stephen	Senior Vice President and Controller
Amy Latkin	Vice President, Associate General Counsel, and Corporate Secretary

*	The business address of all officers is 320 Park Avenue, New York, New York 10022-6839. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

(c) The principal underwriter receives no commissions from the registrant for its services in distributing the variable insurance contracts. Pursuant to a Distribution Agreement between Securities LLC and the Depositor, the Depositor covers the expenses incurred by Securities LLC to distribute the Contracts.

Item 32. Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained at Mutual of America’s Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

Item 33. Management Services.

Not applicable.

Item 34. Fee Representation

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 24th of February, 2023.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Jason D’Angelo
Jason D’Angelo
Senior Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 2023.

PRINCIPAL EXECUTIVE OFFICER:

*
John R. Greed
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*
Chris Festog
Senior Executive Vice President and Chief Financial Officer (Chief Accounting Officer)

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Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 2023.

Signatures	Title

* John R. Greed	Chairman of the Board, President and Chief Executive Officer

* Rosemary T. Berkery	Director

* Gwendolyn Hatten Butler	Director

* Kimberly A. Casiano	Director

* Wayne A. I. Frederick, M.D.	Director

* Earle H. Harbison, JR.	Director

* Maurine A. Haver	Director

* Connie Mack, III	Director

* Robert J. Mcguire	Director

* Ellen Ochoa, PH.D.	Director

* Roger B. Porter, PH.D.	Director

* Paula A. Price	Director

* Dennis J. Reimer	Director

*By:	/S/ Jason D’Angelo
Jason D’Angelo
Attorney-In-Fact

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